PART B
GOLDMAN SACHS TRUST
Goldman Sachs Structured U.S. Equity Fund
Goldman Sachs Structured Small Cap Equity Fund
Goldman Sachs Core Fixed Income Fund
Goldman Sachs Tennessee Municipal Fund
Goldman Sachs Financial Square Money Market Fund
Goldman Sachs Financial Square Government Fund
Goldman Sachs Financial Square Tax-Free Money Market Fund

Statement of Additional Information
April 12, 2006 as amended June 14, 2006

Acquisition of all of the assets and liabilities of other than those liabilities specifically excluded under the Agreement and Plan of Reorganization:	By and in exchange for shares of:

Core Equity Portfolio	Goldman Sachs Structured U.S. Equity Fund

Capital Appreciation Portfolio	Goldman Sachs Structured Small Cap Equity Fund

Intermediate Bond Portfolio	Goldman Sachs Core Fixed Income Fund

Tennessee Tax-Free Portfolio	Goldman Sachs Tennessee Municipal Fund

Cash Reserve Portfolio	Goldman Sachs Financial Square Money Market Fund

U.S. Government Money Market Portfolio	Goldman Sachs Financial Square Government Fund

Municipal Money Market Portfolio	Goldman Sachs Financial Square Tax-Free Money Market Fund

(collectively, the “FF Portfolios”)	(collectively, the “GST Funds”)

(each, a series of First Funds)	(each, a series of the Goldman Sachs Trust)
1625 Broadway	71 South Wacker
Suite 2200	Suite 500
Denver, Colorado 80202	Chicago, Illinois 60606

     This Statement of Additional Information (“SAI”), which is not a prospectus, supplements and should be read in conjunction with the Proxy Statement/Prospectus dated April 12, 2006 (the “Proxy Statement/Prospectus”) relating specifically to the Special Meeting of Shareholders of the FF Portfolios which was held on June 2, 2006. A copy of the Proxy Statement/Prospectus may be obtained upon request and without charge by calling Goldman, Sachs & Co. toll free at 800-526-7384. Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Proxy Statement/Prospectus. The Reorganization occurred in accordance with the terms of the Reorganization Agreement.
General Information:
     This SAI and the Proxy Statement/Prospectus are related to the acquisition of all of the assets of each FF Portfolio by its corresponding GST Fund and the assumption by that GST Fund of substantially all of the liabilities (other than those liabilities specifically excluded under the Agreement and Plan of Reorganization) of the FF Portfolio. Such assets and liabilities of each FF Portfolio were exchanged for Class A Shares, Class B Shares, Institutional Shares, FST Administration Shares or FST Shares, as the case may be, of the corresponding GST Fund having an aggregate value equal to the net asset value of the particular FF Portfolio’s Class A Shares, Class B Shares, Class C Shares or Class I Shares as of the Valuation Date. At the effective time of the reorganization, each corresponding GST Fund distributed shares to each holder of the FF Portfolio’s shares in an amount equal in value to the shareholder’s FF Portfolio shares as of the effective time of the reorganization and each FF Portfolio completely liquidated (collectively, the “Reorganization”).
Incorporation of Documents By Reference into the Statement of Additional Information
This Statement of Additional Information incorporates by reference the following documents:
(1)	Statement of Additional Information dated October 28, 2005 with respect to the First Funds Core Equity Portfolio, Capital Appreciation Portfolio, Intermediate Bond Portfolio, Tennessee Tax-Free Portfolio, U.S. Government Money Market Portfolio, Municipal Money Market Portfolio and Cash Reserve Portfolio (previously filed on EDGAR, Accession No. 0001104659-05-050792).

(2)	The audited financial statements and related report of the independent registered public accounting firm included in the First Funds Annual Report to Shareholders for the fiscal year ended June 30, 2005 with respect to the Core Equity Portfolio, Capital Appreciation Portfolio, Intermediate Bond Portfolio, Tennessee Tax-Free Portfolio, U.S. Government Money Market Portfolio, Municipal Money Market Portfolio and Cash Reserve Portfolio (previously filed on EDGAR, Accession No. 0001104659-05-043371). No other parts of the Annual Report are incorporated herein by reference.

(3)	The unaudited financial statements included in the First Funds Annual Report to Shareholders for the fiscal period ended December 31, 2005 with respect to the Core Equity Portfolio, Capital Appreciation Portfolio, Intermediate Bond Portfolio, Tennessee Tax-Free Portfolio, U.S. Government Money Market Portfolio, Municipal Money Market Portfolio and Cash Reserve Portfolio (previously filed on EDGAR, Accession No. 0001104659-06-015841). No other parts of the Annual Report are incorporated herein by reference.

(4)	Statement of Additional Information dated December 29, 2005, as amended March 9, 2005 with respect to Class A Shares, Class B Shares, Class C Shares, Service Shares and Institutional Shares of the Goldman Sachs Balanced Fund, Goldman Sachs Growth and

Income Fund, Goldman Sachs Structured Large Cap Value Fund, Goldman Sachs Structured U.S. Equity Fund, Goldman Sachs Structured Large Cap Growth Fund, Goldman Sachs Structured Small Cap Equity Fund, Goldman Sachs Structured International Equity Fund, Goldman Sachs Capital Growth Fund, Goldman Sachs Strategic Growth Fund, Goldman Sachs Growth Opportunities Fund, Goldman Sachs Mid Cap Value Fund, Goldman Sachs Small Cap Value Fund, Goldman Sachs Large Cap Value Fund, Goldman Sachs International Equity Fund, Goldman Sachs European Equity Fund, Goldman Sachs Japanese Equity Fund, Goldman Sachs International Growth Opportunities Fund, Goldman Sachs Emerging Markets Equity Fund, Goldman Sachs Asia Growth Fund, Goldman Sachs Research Select FundSM and Goldman Sachs Concentrated Growth Fund (previously filed on EDGAR, Accession No. 0000950123-06-002878).
(5)	Statement of Additional Information dated February 28, 2006, with respect to Class A Shares, Class B Shares, Class C Shares, Service Shares, Institutional Shares, Administration Shares, and Separate Account Institutional Shares of the Goldman Sachs Enhanced Income Fund, Goldman Sachs Ultra-Short Duration Government Fund, Goldman Sachs Short Duration Government Fund, Goldman Sachs Short Duration Tax Free Fund, Goldman Sachs Government Income Fund, Goldman Sachs Municipal Income Fund, Goldman Sachs California Intermediate AMT-Free Municipal Fund, Goldman Sachs New York Intermediate AMT-Free Municipal Fund, Goldman Sachs U.S. Mortgages Fund, Goldman Sachs Core Fixed Income Fund, Goldman Sachs Investment Grade Credit Fund, Goldman Sachs Global Income Fund, Goldman Sachs High Yield Municipal Fund, Goldman Sachs High Yield Fund, and Goldman Sachs Emerging Markets Debt Fund (previously filed on EDGAR, Accession No. 0000950123-05-002880).

(6)	Statement of Additional Information dated April 29, 2005, as amended August 12, 2005, with respect to (i) ILA Shares, ILA Administration Shares, ILA Service Shares and ILA Cash Management Shares of: ILA Prime Obligations Portfolio, ILA Money Market Portfolio, ILA Treasury Obligations Portfolio, ILA Treasury Instruments Portfolio, ILA Government Portfolio, ILA Federal Portfolio, ILA Tax-Exempt Diversified Portfolio, ILA Tax-Exempt California Portfolio and ILA Tax-Exempt New York Portfolio; (ii) ILA Class B and Class C Shares of ILA Prime Obligations Portfolio; and (iii) FST Shares, FST Service Shares, FST Administration Shares, FST Preferred Shares, FST Select Shares and FST Capital Shares of: Goldman Sachs — Financial Square Prime Obligations Fund, Goldman Sachs — Financial Square Money Market Fund, Goldman Sachs — Financial Square Treasury Obligations Fund, Goldman Sachs — Financial Square Treasury Instruments Fund, Goldman Sachs — Financial Square Government Fund, Goldman Sachs — Financial Square Federal Fund, and Goldman Sachs — Financial Square Tax-Free Money Market Fund (previously filed on EDGAR, Accession No. 0000950123-05-009878).

(7)	Supplement dated April 10, 2006 and Statement of Additional Information dated January 3, 2006, as amended April 11, 2006 with respect to the Goldman Sachs Tennessee Municipal Fund (previously filed on EDGAR, Accession No. 0000950123-06-004522).

(8)	The audited financial statements and related report of the independent registered public accounting firm included in the Goldman Sachs Trust Annual Report to Shareholders for the fiscal year ended August 31, 2005 with respect to the Goldman Sachs CORESM U.S. Equity and CORESM Small Cap Equity Fund (previously filed on EDGAR, Accession No. 0000950123-05-013435). No other parts of the Annual Report are incorporated herein by reference.

(9)	The audited financial statements and related report of the independent registered public accounting firm included in the Goldman Sachs Trust Annual Report to Shareholders for the fiscal year ended October 31, 2005 with respect to the Goldman Sachs Core Fixed Income Fund (previously filed on EDGAR, Accession No. 0000950123-06-000007). No other parts of the Annual Report are incorporated herein by reference.

(10)	The audited financial statements and related report of the independent registered public accounting firm included in the Goldman Sachs Trust Annual Report to Shareholders for the fiscal year ended December 31, 2005 with respect to the Goldman Sachs Financial Square Money Market Fund, Goldman Sachs Financial Square Government Fund and Goldman Sachs Financial Square Tax-Free Money Market Fund (previously filed on EDGAR, Accession No. 0000950123-05-002938). No other parts of the Annual Report are incorporated herein by reference.
Pro Forma Financial Statements
     Under the Reorganization Agreement, each FF Portfolio was reorganized into the GST Fund listed directly opposite such Fund in the table below.

FF Portfolio	GST Fund
Core Equity Portfolio	Goldman Sachs Structured U.S. Equity Fund
Capital Appreciation Portfolio	Goldman Sachs Structured Small Cap Equity Fund
Intermediate Bond Portfolio	Goldman Sachs Core Fixed Income Fund
Tennessee Tax-Free Portfolio	Goldman Sachs Tennessee Municipal Fund
Cash Reserve Portfolio	Goldman Sachs Financial Square Money Market Fund
U.S. Government Money Market Portfolio	Goldman Sachs Financial Square Government Fund
Municipal Money Market Portfolio	Goldman Sachs Financial Square Tax-Free Money Market Fund
     Shown below are unaudited pro forma financial statements for the combined Goldman Sachs Structured U.S. Equity Fund, Goldman Sachs Structured Small Cap Equity Fund and Goldman Sachs Core Fixed Income Fund, assuming the Reorganization, as more fully described in the combined Proxy Statement/Prospectus dated April 12, 2006, had been consummated as of August 31, 2005 with respect to the Goldman Sachs Structured U.S. Equity Fund and Structured Small Cap Equity Fund and October 31, 2005 with respect to the Goldman Sachs Core Fixed Income Fund. No pro forma information has been prepared for the reorganization of the Cash Reserve Portfolio, U.S. Government Money Market Portfolio or Municipal Money Market Portfolio because as of March 31, 2006 the net asset value of such FF Portfolios did not exceed 10% of the net asset value of the Goldman Sachs Financial Square Money Market Fund, Financial Square Government Fund and Financial Square Tax-Free Money Market Fund, respectively, and, therefore pro forma financial information is not required. Additionally, pro forma financial information has not been prepared for the reorganization of the Tennessee Tax-Free Portfolio into the Goldman Sachs Tennessee Municipal Fund because the FF Portfolio is being reorganized into a newly organized GST Fund with no assets and liabilities that will commence investment operations upon completion of the Reorganization and continue the operations of the FF Portfolio.

     The Pro Forma Combined Schedules of Investments and the Pro Forma Combined Statements of Assets and Liabilities have been adjusted to give effect to the Reorganization as if the Reorganization had occurred on August 31, 2005 with respect to the Goldman Sachs Structured U.S. Equity Fund and Structured Small Cap Equity Fund and October 31, 2005 with respect to the Goldman Sachs Core Fixed Income Fund.
     The Pro Forma Combined Statements of Operations for the Goldman Sachs Structured U.S. Equity Fund and Structured Small Cap Equity Fund are for the twelve-months ended August 31, 2005 and have been adjusted to give effect to the Reorganization as if the Reorganization had occurred September 1, 2004. The Pro Forma Combined Statements of Operations for the Goldman Sachs Core Fixed Income Fund are for the twelve-months ended October 31, 2005 and have been adjusted to give effect to the Reorganization as if the Reorganization had occurred November 1, 2004.
     The unaudited pro forma combined schedules and financial statements are presented for informational purposes only and do not purport to be indicative of the financial condition that actually would have resulted if the Reorganization had been consummated on August 31, 2005 with respect to the Goldman Sachs Structured U.S. Equity Fund and Structured Small Cap Equity Fund on October 31, 2005 with respect to the Goldman Sachs Core Fixed Income Fund. These pro forma numbers have been estimated in good faith based on information regarding the applicable FF Portfolio and GST Fund for the twelve month period ended August 31, 2005 with respect to the Goldman Sachs Structured U.S. Equity Fund and Structured Small Cap Equity Fund and October 31, 2005 with respect to the Goldman Sachs Core Fixed Income Fund
     The following unaudited pro forma combined schedules and financial statements have been derived from the schedules and financial statements of certain FF Portfolios and GST Funds and such information has been adjusted to give effect to the Reorganization as if the Reorganization had occurred on August 31, 2005 with respect to the Goldman Sachs Structured U.S. Equity Fund and Structured Small Cap Equity Fund and October 31, 2005 with respect to the Goldman Sachs Core Fixed Income Fund. The unaudited pro forma combined schedules and financial statements should be read in conjunction with the financial statements and related notes of the particular GST Fund included in its Annual Report to Shareholders for the fiscal year ended August 31, 2005 (with respect to the Goldman Sachs Structured U.S. Equity Fund and Structured Small Cap Equity Fund), and the fiscal year ended October 31, 2005 (with respect to the Goldman Sachs Core Fixed Income Fund), each of which are incorporated herein by reference, and the financial statements and related notes of the Core Equity Portfolio, Capital Appreciation Portfolio and the Intermediate Bond Portfolio of FF included in its Annual Report to Shareholders for the fiscal year ended June 30, 2005 and its Semi-Annual Report to Shareholders for the fiscal period ended December 31, 2005 which are incorporated herein by reference. The combination of each FF Portfolio and its corresponding GST Fund will be accounted for as a tax-free reorganization.

Pro Forma Combined Statement of Investments for the Goldman Sachs Trust Structured U.S. Equity Fund and First Funds Core Equity Portfolio August 31, 2005 (Unaudited)

Shares				Description	Value
GS Structured	First		Pro		GS Structured	First		Pro
U.S.	Funds		Forma		U.S.	Funds		Forma
Equity	Core		Combined		Equity	Core		Combined
Fund	Equity	Adjustments	Fund		Fund	Equity	Adjustments	Fund

				Common Stocks - 98.4%
				Aerospace & Defense - 1.6%
31,500	—	—	31,500	Lockheed Martin Corp.	$1,960,560	$—	$—	$1,960,560
265,400	—	—	265,400	Northrop Grumman Corp.	14,886,286	—	—	14,886,286
109,100	—	—	109,100	Raytheon Co.	4,278,902	—	—	4,278,902

					21,125,748	—	—	21,125,748

				Auto Components - 0.1%
47,200	—	—	47,200	ArvinMeritor, Inc.	875,560	—	—	875,560
19,300	—	—	19,300	Autoliv, Inc.	858,850	—	—	858,850

					1,734,410	—	—	1,734,410

				Automobiles - 0.7%
872,600	—	—	872,600	Ford Motor Co.	8,699,822	—	—	8,699,822

				Banks - 6.9%
646,584	—	—	646,584	Bank of America Corp.	27,822,509	—	—	27,822,509
45,000	—	—	45,000	Bank of Hawaii Corp.	2,283,750	—	—	2,283,750
115,000	—	—	115,000	Golden West Financial Corp.	7,013,850	—	—	7,013,850
108,800	—	—	108,800	North Fork Bancorporation, Inc.	2,990,912	—	—	2,990,912
406,740	—	—	406,740	Wachovia Corp.	20,182,439	—	—	20,182,439
412,200	—	—	412,200	Washington Mutual, Inc.(a)	17,139,276	—	—	17,139,276
—	193,906	—	193,906	Wells Fargo & Co.	—	11,560,676	—	11,560,676

					77,432,736	11,560,676	—	88,993,412

				Biotechnology - 2.1%
274,100	—	—	274,100	Amgen, Inc.*	21,900,590	—	—	21,900,590
24,800	—	—	24,800	Genentech, Inc.*	2,329,712	—	—	2,329,712
43,600	—	—	43,600	Genzyme Corp.*	3,103,012	—	—	3,103,012

					27,333,314	—	—	27,333,314

				Chemicals - 1.3%
16,000	—	—	16,000	Ashland, Inc.	972,640	—	—	972,640
245,600	—	—	245,600	Monsanto Co.	15,679,104	—	—	15,679,104

					16,651,744	—	—	16,651,744

				Commercial Services & Supplies - 0.8%
466,110	—	—	466,110	Cendant Corp.	9,480,677	—	—	9,480,677
13,400	—	—	13,400	Global Payments, Inc.	881,452	—	—	881,452

					10,362,129	—	—	10,362,129

				Communications Equipment - 2.0%
124,000	536,400	—	660,400	Cisco Systems, Inc.*	2,184,880	9,451,368	—	11,636,248
350,100	—	—	350,100	Motorola, Inc.	7,660,188	—	—	7,660,188
—	153,800	—	153,800	Qualcomm, Inc.	—	6,107,398	—	6,107,398

					9,845,068	15,558,766	—	25,403,834

				Computers & Peripherals - 2.3%
192,500	—	—	192,500	Dell, Inc.*	6,853,000	—	—	6,853,000
749,300	—	—	749,300	Hewlett-Packard Co.	20,800,568	—	—	20,800,568
147,000	—	—	147,000	Western Digital Corp.*	2,035,950	—	—	2,035,950

					29,689,518	—	—	29,689,518

				Discount Stores - 1.6%
—	324,050	—	324,050	Costco Wholesale Corp.	—	14,076,732	—	14,076,732
—	154,700	—	154,700	Wal-Mart Stores, Inc.	—	6,955,312	—	6,955,312

					—	21,032,044	—	21,032,044

				Diversified Financials - 6.8%
94,800	—	—	94,800	AmeriCredit Corp.*	2,364,312	—	—	2,364,312
—	233,425	—	233,425	Capital One Financial Corp.	—	19,196,872	—	19,196,872
87,870	—	—	87,870	Citigroup, Inc.	3,846,070	—	—	3,846,070
129,900	—	—	129,900	Countrywide Financial Corp.	4,389,321	—	—	4,389,321
—	129,600	—	129,600	Federal National Mortgage Association	—	6,614,784	—	6,614,784
699,300	—	—	699,300	J.P. Morgan Chase & Co.	23,699,277	—	—	23,699,277
288,800	—	—	288,800	Merrill Lynch & Co., Inc.	16,507,808	—	—	16,507,808
195,700	—	—	195,700	Moody’s Corp.	9,610,827	—	—	9,610,827
34,800	—	—	34,800	Principal Financial Group, Inc.	1,593,840	—	—	1,593,840

					62,011,455	25,811,656	—	87,823,111

				Diversified Telecommunications - 1.3%
33,000	—	—	33,000	ALLTEL Corp.	2,045,670	—	—	2,045,670
194,300	—	—	194,300	CenturyTel, Inc.	6,975,370	—	—	6,975,370
235,630	—	—	235,630	Sprint Nextel Corp.	6,109,886	—	—	6,109,886
61,200	—	—	61,200	Telewest Global, Inc.*	1,358,640	—	—	1,358,640

					16,489,566	—	—	16,489,566

				Electric Utilities - 2.5%
49,900	—	—	49,900	American Electric Power Co., Inc.	1,855,282	—	—	1,855,282
253,010	—	—	253,010	Edison International	11,393,040	—	—	11,393,040
407,400	—	—	407,400	PG&E Corp.	15,285,648	—	—	15,285,648
39,500	—	—	39,500	TXU Corp.	3,832,290	—	—	3,832,290

					32,366,260	—	—	32,366,260

				Electrical Equipment - 0.5%
99,000	—	—	99,000	Energizer Holdings, Inc.*(a)	6,425,100	—	—	6,425,100

				Energy Equipment & Services - 0.2%
33,700	—	—	33,700	Helmerich & Payne, Inc.	2,002,454	—	—	2,002,454
15,900	—	—	15,900	Transocean, Inc.*	938,736	—	—	938,736

					2,941,190	—	—	2,941,190

				Food & Drug Retailing - 0.8%
43,300	—	—	43,300	Albertson’s, Inc.(a)	871,629	—	—	871,629
107,100	—	—	107,100	Safeway, Inc.	2,541,483	—	—	2,541,483
137,230	—	—	137,230	SUPERVALU, Inc.	4,775,604	—	—	4,775,604
85,300	—	—	85,300	The Kroger Co.*	1,683,822	—	—	1,683,822

					9,872,538	—	—	9,872,538

The accompanying notes are an integral part of these pro forma financial statements.

Shares				Description	Value
GS Structured	First		Pro		GS Structured	First		Pro
U.S.	Funds		Forma		U.S.	Funds		Forma
Equity	Core		Combined		Equity	Core		Combined
Fund	Equity	Adjustments	Fund		Fund	Equity	Adjustments	Fund

				Common Stocks - 98.4%
				Food Products - 3.1%
611,951	—	—	611,951	Archer-Daniels-Midland Co.	$13,775,017	$—	$—	$13,775,017
35,900	—	—	35,900	Pilgrim’s Pride Corp.	1,217,010	—	—	1,217,010
—	276,500	—	276,500	Pepsico, Inc.	—	15,166,025	—	15,166,025
25,500	—	—	25,500	The Hershey Co.	1,506,795	—	—	1,506,795
470,700	—	—	470,700	Tyson Foods, Inc.	8,369,046	—	—	8,369,046

					24,867,868	15,166,025	—	40,033,893

				Healthcare Equipment & Supplies - 1.7%
57,200	—	—	57,200	Baxter International, Inc.	2,306,876	—	—	2,306,876
27,000	—	—	27,000	Guidant Corp.	1,907,280	—	—	1,907,280
104,700	187,750	—	292,450	Medtronic, Inc.	5,967,900	10,701,750	—	16,669,650
38,900	—	—	38,900	St. Jude Medical, Inc.*	1,785,510	—	—	1,785,510

					11,967,566	10,701,750	—	22,669,316

				Healthcare Providers & Services - 1.2%
65,700	—	—	65,700	AmerisourceBergen Corp.	4,905,819	—	—	4,905,819
15,100	—	—	15,100	Cardinal Health, Inc.	900,111	—	—	900,111
42,400	—	—	42,400	CIGNA Corp.	4,889,568	—	—	4,889,568
19,400	—	—	19,400	DaVita, Inc.*	890,654	—	—	890,654
23,000	—	—	23,000	Humana, Inc.*	1,107,680	—	—	1,107,680
49,600	—	—	49,600	McKesson Corp.	2,314,832	—	—	2,314,832

					15,008,664	—	—	15,008,664

				Hotels, Restaurants & Leisure - 0.3%
94,800	—	—	94,800	Darden Restaurants, Inc.	2,977,668	—	—	2,977,668
23,000	—	—	23,000	MGM MIRAGE*	971,980	—	—	971,980

					3,949,648	—	—	3,949,648

				Household Durables - 0.1%
2,070	—	—	2,070	NVR, Inc.*	1,831,950	—	—	1,831,950

				Household Products - 0.8%
19,200	183,425	—	202,625	Colgate-Palmolive Co.	1,008,000	9,629,813	—	10,637,813

				Industrial Conglomerates - 5.5%
1,238,120	400,400	—	1,638,520	General Electric Co.	41,613,212	13,457,444	—	55,070,656
—	187,350	—	187,350	Ingersoll-Rand Co., Ltd.	—	14,916,807	—	14,916,807
10,710	—	—	10,710	Reynolds American, Inc.	898,998	—	—	898,998

					42,512,210	28,374,251	—	70,886,461

				Insurance - 8.9%
—	333,600	—	333,600	AFLAC, Inc.	—	14,418,192	—	14,418,192
3,162	—	—	3,162	Alleghany Corp.*	941,485	—	—	941,485
—	249,970	—	249,970	American International Group, Inc.	—	14,798,225	—	14,798,225
—	202,720	—	202,720	Fidelity National Financial, Inc.	—	7,930,406	—	7,930,406
174,610	—	—	174,610	Loews Corp.	15,311,551	—	—	15,311,551
249,800	—	—	249,800	MBIA, Inc.	14,480,906	—	—	14,480,906
149,810	—	—	149,810	Prudential Financial, Inc.	9,643,270	—	—	9,643,270
29,100	—	—	29,100	The Chubb Corp.	2,530,536	—	—	2,530,536
67,600	—	—	67,600	The St. Paul Travelers Cos., Inc.	2,907,476	—	—	2,907,476
—	409,965	—	409,965	Willis Group Holdings, Ltd.	—	14,348,775	—	14,348,775
—	252,600	—	252,600	XL Capital, Ltd., Class A	—	17,555,700		17,555,700

					45,815,224	69,051,298	—	114,866,522

				Internet Software & Services - 0.7%
33,750	—	—	33,750	Google, Inc., Class A*	9,652,500	—	—	9,652,500

				IT Consulting & Services - 1.2%
334,600	—	—	334,600	Computer Sciences Corp.*	14,906,430	—	—	14,906,430

				Marine - 0.1%
13,900	—	—	13,900	Overseas Shipholding Group, Inc.	849,985	—	—	849,985

				Media - 8.4%
316,837	321,518	—	638,355	Comcast Corp.*	9,742,738	9,703,413	—	19,446,151
147,500	—	—	147,500	Comcast Corp. Special Class A*	4,451,550	—	—	4,451,550
875,500	—	—	875,500	Liberty Media Corp. Series A*	7,275,405	—	—	7,275,405
—	233,160	—	233,160	McGraw-Hill Co., Inc.	—	11,242,975	—	11,242,975
—	176,915	—	176,915	Omnicom Group, Inc.		14,231,043	—	14,231,043
467,600	496,000	—	963,600	The Walt Disney Co.	11,778,844	12,494,240	—	24,273,084
1,160,490	—	—	1,160,490	Time Warner, Inc.	20,795,981	—	—	20,795,981
199,762	—	—	199,762	Viacom, Inc. Class B	6,789,910	—	—	6,789,910

					60,834,428	47,671,671	—	108,506,099

				Metals & Mining - 1.1%
19,500	—	—	19,500	Newmont Mining Corp.	771,810	—	—	771,810
194,900	—	—	194,900	Nucor Corp.	11,007,952	—	—	11,007,952
60,800	—	—	60,800	United States Steel Corp.	2,548,736	—	—	2,548,736

					14,328,498	—	—	14,328,498

				Motorcycle Manufacturers - 0.6%
—	166,050	—	166,050	Harley Davidson, Inc.	—	8,179,623	—	8,179,623

				Oil & Gas - 7.6%
110,800	—	—	110,800	Anadarko Petroleum Corp.	10,068,396	—	—	10,068,396
110,600	—	—	110,600	Apache Corp.	7,921,172	—	—	7,921,172
231,800	—	—	231,800	Burlington Resources, Inc.(a)	17,104,522	—	—	17,104,522
112,042	—	—	112,042	ConocoPhillips	7,388,050	—	—	7,388,050
180,200	—	—	180,200	EOG Resources, Inc.	11,502,166	—	—	11,502,166
265,616	211,600	—	477,216	Exxon Mobil Corp.	15,910,398	12,674,840	—	28,585,238
215,800	—	—	215,800	Sunoco, Inc.	15,688,660	—	—	15,688,660

					85,583,364	12,674,840	—	98,258,204

				Personal Products - 0.3%
80,740	—	—	80,740	The Gillette Co.	4,349,464	—	—	4,349,464

				Pharmaceuticals - 6.6%
123,400	—	—	123,400	Abbott Laboratories	5,569,042	—	—	5,569,042
21,600	—	—	21,600	Allergan, Inc.	1,988,280	—	—	1,988,280
271,900	—	—	271,900	Bristol-Myers Squibb Co.	6,653,393	—	—	6,653,393
460,050	—	—	460,050	Johnson & Johnson	29,162,570	—	—	29,162,570
46,300	—	—	46,300	Merck & Co., Inc.	1,307,049	—	—	1,307,049
1,151,300	427,915	—	1,579,215	Pfizer, Inc.	29,323,611	10,898,995	—	40,222,606

					74,003,945	10,898,995	—	84,902,940

The accompanying notes are an integral part of these pro forma financial statements.

Shares				Description	Value
GS Structured	First		Pro		GS Structured	First		Pro
U.S.	Funds		Forma		U.S.	Funds		Forma
Equity	Core		Combined		Equity	Core		Combined
Fund	Equity	Adjustments	Fund		Fund	Equity	Adjustments	Fund

				Common Stocks - 98.4%
				Real Estate - 0.5%
31,200	—	—	31,200	Boston Properties, Inc.	$2,219,880	$—	$—	$2,219,880
32,310	—	—	32,310	Equity Office Properties Trust	1,075,923	—	—	1,075,923
58,400	—	—	58,400	ProLogis	2,540,984	—	—	2,540,984

					5,836,787	—	—	5,836,787

				Road & Rail - 1.1%
165,900	—	—	165,900	Burlington Northern Santa Fe Corp.	8,796,018	—	—	8,796,018
157,900	—	—	157,900	Norfolk Southern Corp.	5,622,819	—	—	5,622,819

					14,418,837	—	—	14,418,837

				Semiconductor Equipment & Products - 4.6%
436,400	—	—	436,400	Advanced Micro Devices, Inc.*	9,064,028	—	—	9,064,028
—	157,250	—	157,250	Analog Devices, Inc.	—	5,731,763	—	5,731,763
337,890	—	—	337,890	Freescale Semiconductor, Inc. Class B*	8,136,391	—	—	8,136,391
1,041,700	360,150	—	1,401,850	Intel Corp.	26,792,525	9,263,058	—	36,055,583

					43,992,944	14,994,821	—	58,987,765

				Software - 3.0%
254,300	—	—	254,300	Autodesk, Inc.	10,985,760	—	—	10,985,760
280,340	637,500	—	917,840	Microsoft Corp.	7,681,316	17,467,500	—	25,148,816
90,400	—	—	90,400	Symantec Corp.*	1,896,592	—	—	1,896,592
47,100	—	—	47,100	Synopsys, Inc.*	894,900	—	—	894,900

					21,458,568	17,467,500	—	38,926,068

				Specialty Retail - 3.1%
63,800	—	—	63,800	Abercrombie & Fitch Co.	3,547,918	—	—	3,547,918
280,530	—	—	280,530	AutoNation, Inc.*	5,837,829	—	—	5,837,829
129,600	—	—	129,600	Best Buy Co., Inc.	6,176,736	—	—	6,176,736
397,631	—	—	397,631	Circuit City Stores, Inc.	6,715,988	—	—	6,715,988
—	454,290	—	454,290	Home Depot, Inc.	—	18,316,973	—	18,316,973

					22,278,471	18,316,973	—	40,595,444

				Technology Hardware & Equipment - 2.6%
—	959,876	—	959,876	Flextronics International, Ltd.*	—	12,535,980	—	12,535,980
—	118,100	—	118,100	Global Santa Fe Corp.	—	5,536,528	—	5,536,528
—	27,590	—	27,590	Illinois Tool Works, Inc.	—	2,325,285	—	2,325,285
—	117,750	—	117,750	Jabil Ciruit, Inc.*	—	3,466,560	—	3,466,560
—	153,825	—	153,825	Lexmark International, Inc.*	—	9,687,898	—	9,687,899

					—	33,552,251	—	33,552,251

				Telecommunications Services - 1.0%
—	466,075	—	466,075	Vodafone Group, plc ADR	—	12,700,544	—	12,700,544

				Textiles & Apparel - 1.0%
383,400	—	—	383,400	Coach, Inc.*	12,725,046	—	—	12,725,046

				Tobacco - 1.8%
336,700	—	—	336,700	Altria Group, Inc.	23,804,690	—	—	23,804,690

				Wireless Telecommunication Services - 0.2%
43,510	—	—	43,510	United States Cellular Corp.*	2,387,829	—	—	2,387,829

				TOTAL COMMON STOCKS (Cost $798,895,195, $338,770,687, $0 and $1,137,665,882, respectively)	$891,353,514	$383,343,497	$—	$1,274,697,011

				Money Market Mutual Funds - 0.7%

—	4,567,566	—	4,567,566	SSgA Prime Money Market Fund 3.35%	—	4,567,566	—	4,567,566
—	4,373,845	—	4,373,845	SSgA U.S. Treasury Money Market Fund 3.39%	—	4,373,845	—	4,373,845

				TOTAL MONEY MARKET FUNDS (Cost $0, $8,941,411, $0 and $8,941,411, respectively)	$—	$8,941,411	$—	$8,941,411

Principal Amount				Interest Rate Maturity Date	Value

				Repurchase Agreement (b) - 0.1%
				Joint Repurchase Agreement Account II 3.60% 09/01/2005 Maturity Value $1,800,180
$1,800,000	$—	$—	$1,800,000	(Cost $1,800,000, $0, $0 and $1,800,000, respectively)	$1,800,000	$—	$—	$1,800,000

				TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL (Cost $800,695,195, $347,712,098, $0 and $1,148,407,293, respectively)	$893,153,514	$392,284,908	$—	$1,285,438,422

Shares				Description	Value

				Securities Lending Collateral - 1.9%
25,178,350	—	—	25,178,350	Boston Global Investment Trust — Enhanced Portfolio
				TOTAL SECURITIES LENDING COLLATERAL (Cost $25,178,350, $0, $0, and $25,178,350)	$25,178,350	$—	$—	$25,178,350

				TOTAL INVESTMENTS - 101.2% (Cost $825,873,545, $347,712,098, $0, and $1,173,585,643)	$918,331,864	$392,284,908	$—	$1,310,616,772

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.
(a) All or portion of the security is on loan.
(b) Repurchase agreement was entered into on August 31, 2005.

Investment Abbreviation: ADR — American Depositary Receipt

The accompanying notes are an integral part of these pro forma financial statements.

GOLDMAN SACHS STRUCTURED U.S. EQUITY FUND
Statement of Investments
August 31, 2005
(Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At August 31, 2005, the following futures contracts were open as follows:

	Number of	Settlement		Unrealized
Type	Contracts Long	Month	Market Value	Gain

S&P Mini 500 Index	47	September 2005	$2,870,290	$18,921

JOINT REPURCHASE AGREEMENT ACCOUNT II — At August 31, 2005, the Structured U.S. Equity Fund had undivided interests in the Joint Repurchase Agreement Account II which equaled $1,800,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$1,750,000,000	3.60%	09/01/2005	$1,750,175,000

Barclays Capital PLC	800,000,000	3.60	09/01/2005	800,080,000

Bear Stearns & Co.	600,000,000	3.61	09/01/2005	600,060,166

Deutsche Bank Securities, Inc.	2,000,000,000	3.60	09/01/2005	2,000,200,000

Greenwich Capital Markets	500,000,000	3.60	09/01/2005	500,050,000

J.P. Morgan Securities, Inc.	125,000,000	3.61	09/01/2005	125,012,535

UBS Warburg LLC	350,000,000	3.60	09/01/2005	350,035,000

Wachovia Capital Markets	500,000,000	3.60	09/01/2005	500,050,000

TOTAL	$6,625,000,000			$6,625,662,701

At August 31, 2005, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 3.75% to 5.25%, due 08/15/2006 to 09/16/2013; Federal Home Loan Mortgage Association, 0.00% to 9.50%, due 06/12/2006 to 09/01/2035 and Federal National Mortgage Association, 2.35% to 10.00%, due 04/05/2007 to 09/01/2035. The aggregate market value of the collateral, including accrued interest, was $6,769,757,519.
The accompanying notes are an integral part of these pro forma financial statements.

Pro Forma Combined Statement of Assets and Liabilities
For the Goldman Sachs Structured U.S. Equity Fund and the First Funds Core Equity Portfolio
August 31, 2005 (Unaudited)

	GS Structured U.S.	FF Core Equity			Pro Forma
	Equity Fund	Portfolio	Adjustments		Combined Fund
Assets:
Investments in securities, at value (cost $800,695,195, $347,712,098, $0 and $1,148,407,293, respectively)—including $25,056,611, $0, $0 and $0 of securities on loan, respectively	$893,153,514	$392,284,908	$—		$1,285,438,422
Securities Lending collateral, at value (which approximates cost)	25,178,350	—	—		25,178,350
Cash	1,235,814 (a)	—	—		1,235,814
Receivables:
Investment securities sold	52,951,492	1,255,799	—		54,207,291
Fund shares sold	12,362,558	18,185	—		12,380,743
Dividends and Interest	1,751,149	632,934	—		2,384,083
Due from broker	399,474	—	—		399,474
Reimbursement from adviser	39,536	—	—		39,536
Securities lending income	1,802	—	—		1,802
Other assets	3,345	19,707	—		23,052

Total assets	987,077,034	394,211,533	—		1,381,288,567

Liabilities:
Payables:
Investment securities purchased	54,052,294	—	—		54,052,294
Payable upon return of securities loaned	25,178,350	—	—		25,178,350
Fund shares repurchased	2,819,861	2,159,620	—		4,979,481
Amounts owed to affiliates	830,949	171,940	(171,940)		830,949
Accrued expenses	143,183	354,048	171,940		669,171

Total liabilities	83,024,637	2,685,608	—		85,710,245

Net Assets:
Paid in capital	860,672,707	328,550,152	—		1,189,222,859
Accumulated undistributed net investment income	4,018,983	13,261,249	—		17,280,232
Accumulated net realized gain (loss) on investment transactions	(53,116,533)	5,141,714	—		(47,974,819)
Net unrealized gain on investments	92,477,240	44,572,810	—		137,050,050

Net Assets	$904,052,397	$391,525,925	$—		$1,295,578,322

Net Assets:
Class A	$477,203,575	$50,565,792	$40,664,371		$568,433,738
Class B	108,595,539	10,789,497	—		119,385,036
Class C	38,380,337	40,664,371	(40,664,371)		38,380,337
Institutional	269,544,717	289,506,265	—		559,050,982
Service	10,328,229	—	—		10,328,229

Shares Outstanding:
Class A	16,381,889	2,849,966	281,862	(b)	19,513,717
Class B	3,946,035	634,556	(242,496	)(b)	4,338,095
Class C	1,401,075	2,424,265	(2,424,265	)(b)	1,401,075
Institutional	9,070,929	16,256,326	(6,515,200	)(b)	18,812,055
Service	357,633	—	—		357,633

Total shares outstanding, $0.001 par value (unlimited number of shares authorized)	31,157,561	22,165,113	(8,900,098	)(b)	44,422,576

Net assets value, offering and redemption price per share:(c)
Class A	$29.13	$17.74	$—		$29.13
Class B	$27.52	$17.00	$—		$27.52
Class C	$27.39	$16.77	$—		$27.39
Institutional	$29.72	$17.81	$—		$29.72
Service	$28.88	$—	$—		$28.88

(a)	Includes restricted cash of $1,225,000 relating to initial margin requirements on futures transactions.

(b)	Reflects adjustment of shares based on Structured U.S. Equity Fund’s NAV.

(c)	Maximum public offering price per share for Class A Shares of the Structured U.S. Equity Fund is $30.83 (NAV per share multiplied by 1.0582) and $18.82 for Class A Shares of the Core Equity Portfolio (NAV per share multiplied by 1.0610). At redemption, Class B and Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current NAV or the original purchase price of the shares.
The accompanying notes are an integral part of these pro forma financial statements.

Pro Forma Combined Statement of Operations
For the Goldman Sachs Structured U.S. Equity Fund and the First Funds Core Equity Portfolio
For the twelve months ended August 31, 2005 (Unaudited)

	GS Structured U.S.	FF Core Equity			Pro Forma
	Equity Fund	Portfolio	Adjustments		Combined Fund
Investment Income:
Dividends	$16,113,656	$11,760,585	$—		$27,874,241
Interest (including securities lending income of $65,411, $0, and $65,411, respectively)	131,324	322,084	—		453,408

Total income	16,244,980	12,082,669	—		28,327,649

Expenses:
Management fees	5,545,073	3,113,427	(259,769	)(a)	8,398,731
Administrative fees	—	407,141	(407,141	)(b)	—
Co-Administrative fees	—	550,837	(550,837	)(b)	—
Distribution and Service fees	2,659,667	781,372	(458,483	)(c)	2,982,556
Transfer Agent fees	1,227,633	361,109	23,324	(c)	1,612,066
Custody and accounting fees	213,990	168,482	(43,360	)(c)	339,112
Printing fees	76,853	148,530	(125,383	)(c)	100,000
Registration fees	66,049	35,136	(26,185	)(c)	75,000
Audit and tax return fees	30,921	24,990	(24,911	)(c)	31,000
Legal fees	21,815	37,610	(34,425	)(c)	25,000
Trustee fees	16,111	62,185	(62,185	)(c)	16,111
Service share fees	49,503	—	—		49,503
Other	99,171	50,803	(44,974	)(c)	105,000

Total expenses	10,006,786	5,741,622	(2,014,329)		13,734,079
Less — expense reductions	(795,236)	(416,601)	572,298	(d)	(639,539)

Net Expenses	9,211,550	5,325,021	(1,442,031)		13,094,540

Net Investment Income	7,033,430	6,757,648	1,442,031		15,233,109

Realized and unrealized gain (loss) on investment and futures transactions:
Net realized gain from:
Investment transactions	104,207,216	12,112,327	—		116,319,543
Futures transactions	303,356	—	—		303,356
Payment by affiliates to reimburse certain security claims	23,962	—	—		23,962
Net change in unrealized gain (loss) on:
Investments	(13,883,666)	13,235,009	—		(648,657)
Futures	11,645	—	—		11,645

Net realized and unrealized gain on investment and futures transactions	90,662,513	25,347,336	—		116,009,849

Net Increase in Net Assets Resulting from Operations	$97,695,943	$32,104,984	$1,442,031		$131,242,958

(a)	Adjustment to reduce management fee based on Structured U.S. Equity Fund rates.

(b)	Adjustment to eliminate Administrative and Co-Administrative fees.
(c)	Adjustment to reflect the anticipated adjustment as a result of consolidation of transfer agent, printing, custody and accounting and other services.

(d)	Adjustment to reflect decrease in expense reduction based on Structured U.S. Equity Fund current expense cap and waivers.
The accompanying notes are an integral part of these pro forma financial statements.

GOLDMAN SACHS TRUST STRUCTURED U.S. EQUITY FUND
Notes to Pro Forma Financial Statements
August 31, 2005 (Unaudited)
1. ORGANIZATION
Goldman Sachs Trust (the “GS Trust”) is a Delaware statutory trust established by a Declaration of Trust dated January 28, 1997 and is registered under the Investment Company Act of 1940, as amended, (the “Act”) as an open-end management investment company. The Trust is a successor to a Massachusetts business trust that was combined with the Trust on April 30, 1997. The Trust includes the Goldman Sachs Structured U.S. Equity Fund, formerly known as the CORE U.S. Equity Fund, (the “Fund”). The Fund is a diversified portfolio offering five classes of shares—Class A, Class B, Class C, Institutional and Service.
First Funds (the “First Funds Trust”) is registered under the Act as an open-ended management investment company organized as a Massachusetts business trust by a Declaration of Trust dated March 6, 1992, as amended and restated on September 4, 1992, as amended and restated on June 26, 2003. The First Funds Trust currently has seven active investment portfolios, including the Core Equity Portfolio (the “Portfolio”) which offers four classes of shares—Class I, A, B, and C.
2. BASIS OF COMBINATION
The unaudited pro forma Statement of Investments, Statement of Assets and Liabilities, and Statement of Operations (“pro forma statements”) reflect the accounts of the Fund and the Portfolio as if the proposed reorganization occurred as of and for the twelve months ended August 31, 2005. Classes A and C of the Portfolio will be merging into Class A of the Fund, Class B of the Portfolio will be merging into Class B of the Fund and Class I of the Portfolio will be merging into the Institutional Class of the Fund. These pro forma statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the period presented.
The Fund will be the accounting survivor for financial reporting purposes. The Agreement and Plan of reorganization provide for a tax-free acquisition of the Portfolio into the Fund. The acquisition is expected to be completed in March 2006.
3. SHARES OF BENEFICIAL INTEREST
These pro forma statements give effect to the proposed transaction whereby all assets of the Portfolio will be exchanged for shares of the Fund. The Fund will assume the liabilities, if any, of the Portfolio. Immediately thereafter, shares of the Fund will be distributed to the shareholders of the Portfolio. The Portfolio will be subsequently dissolved.
The amount of additional shares assumed to be issued under the reorganization was calculated based on the August 31, 2005 net assets of the Portfolio and the net asset value per share of the Fund. These amounts are summarized as follows:

	Class A		Class B		Institutional
Shares Issued	3,131,828		392,060		9,741,126
Net Assets 08/31/2005	$91,230,163	[1]	$10,789,497	[2]	$289,506,265	[3]
Pro Forma Net Asset Value 08/31/2005	$29.13		$27.52		$29.72

1. Reflects Classes A and C of the Portfolio.
2. Reflects Class B of the Portfolio.
3. Reflects Class I of the Portfolio.
4. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies consistently followed by the Fund. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.
A. Investment Valuation — Investments in securities and investment companies traded on a U.S. securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or are deemed to be inaccurate by the Investment Adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.

B. Security Transactions and Investment Income — Security transactions are reflected as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified-cost basis. Dividend income is recorded on the ex-dividend date, net of foreign withholding taxes, if any, which are reduced by any amounts reclaimable by the Fund, where applicable. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted. In addition, it is the Fund’s policy to accrue for estimated capital gains taxes on foreign securities held by the Fund, which are subject to taxes. Net investment income (other than class-specific expenses) and unrealized and realized gains or losses are allocated daily to each class of shares of the Fund based upon the relative proportion of net assets of each class.
C. Federal Taxes — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, no federal tax provisions are required. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gains distributions, if any, are declared and paid annually.
The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with Federal income tax rules. Therefore, the source of the Fund’s distributions may be shown in the accompanying financial statements as either from net investment income or net realized gain, or from paid-in-capital.
In addition, distributions paid by the Fund’s investments in real estate investment trusts (“REITs”) often include a “return of capital” which is recorded by the Fund as a reduction of the cost basis of the securities held. The Code requires a REIT to distribute at least 95% of its taxable income to investors. In many cases, however, because of “non-cash” expenses such as property depreciation, an equity REIT’s cash flow will exceed its taxable income. The REIT may distribute this excess cash to offer a more competitive yield. This portion of the distribution is deemed a return of capital and is generally not taxable to shareholders.
The Fund had capital loss carryforwards as of its most recent fiscal year ended August 31, 2005. The year and amount of expiration for each capital loss carryforward is indicated below in (000):

Capital Loss Carryforward*	GS Structured U.S. Equity Fund
Expiring 2009	$4,428
Expiring 2010	22,416
Expiring 2011	24,495

Total	$51,339

*	Utilization of these losses may be limited under the Code
D. Expenses — Expenses incurred by the GS Trust that do not specifically relate to an individual fund of the GS Trust are allocated to the Funds on a straight-line or pro rata basis depending upon the nature of the expense.
Class A, Class B and Class C shareholders of the Fund bear all expenses and fees relating to their respective Distribution and service Plans. Service Shares bear all expenses and fees relating to its Service and Shareholder Administration Plans. Each class of shares separately bears its respective class-specific Transfer Agency fees.
E. Segregation Transactions — As set forth in the prospectus, the Fund may enter into certain derivative transactions to seek to increase total return. Forward foreign currency exchange contracts, futures contracts, written options, when-issued securities and forward commitments represent examples of such transactions. As a result of entering into these transactions, the Fund is required to segregate liquid assets on the books of their custodian, with a daily mark-to-market value equal to or greater than the market value of the corresponding transactions.
F. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund, including accrued interest, is required to equal or exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Fund may be delayed or limited and there may be a decline in the value of the collateral during the period while the Fund seeks to assert its rights. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under triparty repurchase agreements.
Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Fund, together with other registered investment companies having management agreements with Goldman Sachs Asset Management, L.P. (“GSAM”), or its affiliates, transfers uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements.
G. Futures Contracts — The Fund may enter into futures transactions to hedge against changes in interest rates, securities prices, currency exchange rates or to seek to increase total return. Futures contracts are valued at the last settlement price at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Fund is required to deposit with a broker, or the Fund’s custodian bank on behalf of the broker an amount of cash or securities equal to the minimum “initial margin” requirement of the associated futures exchange. Subsequent payments for futures contracts (“variation margin”) are paid or received by the Fund, dependent on the fluctuations in the value of the contracts, and are recorded for financial reporting purposes as unrealized gains or losses. When contracts are closed, the Fund realizes a gain or loss which is reported in the Statement of Operations.
The use of futures contracts involve, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statement of Assets and Liabilities. Changes in the value of the futures contract may not directly correlate with changes in the value of the underlying securities. This risk may decrease the effectiveness of the Fund’s strategies and potentially result in a loss.
5. AGREEMENTS
GSAM, an affiliate of Goldman, Sachs & Co. (“Goldman Sachs”), serves as investment adviser pursuant to an Investment Management Agreement (the “Agreement”) with the GS Trust on behalf of the Fund. Under this Agreement, GSAM manages the Fund, subject to the general supervision of the Trust’s Board of Trustees.
As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administering the Fund’s business affairs, including providing facilities, GSAM is entitled to a fee (“Management Fee”) computed daily and payable monthly. Effective January 1, 2005, GSAM has entered into a fee reduction commitment with the GS Trust to reduce the contractual management fee from 0.75% to 0.65% of the Fund’s average daily net assets. Prior to January 1, 2005, GSAM had voluntarily waived a portion of its management fee equal to 0.10% of the Fund’s average daily net assets.
At a meeting held on June 16, 2005, the Board of Trustees of the GS Trust approved a Fee Reduction Commitment for the Fund which will be effective on a contractual basis in 2006. Effective July 1, 2005, GSAM implemented the Fee Reduction Commitment on a voluntary basis and waive a portion of its Management Fee to achieve the following annual rates:

Average Daily Net Assets	Annual Rate

First $1 Billion	.65%
Next $1 Billion	.59%
Over $2 Billion	.56%

For the twelve months ended August 31, 2005, GSAM has waived Management Fees of approximately $245,000.
GSAM has voluntarily agreed to limit certain “Other Expenses” of the Fund (excluding Management Fees, Transfer Agency fees, taxes, interest, brokerage fees and litigation, indemnification, shareholder meeting and other extraordinary expenses exclusive of any expense offset arrangements) to the extent that such expenses exceed, on an annual basis, 0.004% of the average daily net assets of the Fund. Such expense reimbursements, if any, are computed daily and paid monthly. In addition, the Fund is not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any.
Effective December 30, 2005, GSAM has agreed to voluntarily waive a portion of its Management fee equal to 0.14% of the Fund’s average daily net assets. Also effective December 30, 2005, GSAM has agreed to voluntarily reduce or limit “All Other Expenses” of the Fund (with the exclusion mentioned above) to 0.004% of the Fund’s average daily net assets.

The GS Trust, on behalf of the Fund, has adopted Distribution and Service Plans (the “Plans”). Under the Plans, Goldman Sachs and/or Authorized Dealers are entitled to a monthly fee for distribution services equal to, on an annual basis, to 0.25%, 0.75% and 0.75% of the Fund’s average daily net assets attributable to Class A, Class B and Class C Shares, respectively. Additionally, Goldman Sachs and/or Authorized Dealers are entitled to receive, under the Plans, a separate fee for personal and account maintenance services equal to, on an annual basis, 0.25% of the Funds’ average daily net assets attributable to Class B and Class C Shares. For the year ended August 31, 2005, Goldman Sachs advised the Funds that it retained approximately $112,900, $200, and $100 for Class A, Class B, and Class C Shares, respectively.
Goldman Sachs also serves as Transfer Agent of the Fund for a fee. Fees charged for such transfer agency services are calculated daily and payable monthly at an annual rate as follows: 0.19% of the average daily net assets for Class A, B and Class C shares and 0.04% of the average daily net assets for Institutional and Service shares of the Fund.
The GS Trust, on behalf of the Fund, has adopted a Service Plan and Shareholder Administration Plan (the “Plans”). These Plans allow for Service Shares to compensate service organizations for providing varying levels of personal and account administration and shareholder administration services to their customers who are beneficial owners of such shares. The Plans provide for compensation to the service organizations in an amount equal to, on an annualized basis, 0.25% and 0.25%, respectively, of the average daily net asset value of the Service Shares.
For the twelve months ended August 31, 2005, GSAM has voluntarily agreed to reimburse certain expenses. In addition, the Fund has entered into certain offset arrangements with the custodian resulting in a reduction of the Fund’s expenses. Goldman Sachs, as Transfer Agent, voluntarily made a payment to the Fund related to certain earnings credits that reduced transfer agent fees. For the twelve months ended August 31, 2005, the Fund had expense reductions of approximately $245,000, $492,000, $2,000 and $56,000 due to Management Fee Waivers, Other Expense Reimbursements, Custody Fee Reductions and Transfer Agent Fee Reductions, respectively.
At August 31, 2005, amounts owed to affiliates were approximately $494,000, $227,000, and $110,000 for Management, Distribution and Service, and Transfer Agent fees, respectively.
6. SECURITIES LENDING
Pursuant to exemptive relief granted by the SEC and the terms and conditions contained therein, the Fund may lend its securities through a securities lending agent, Boston Global Advisers (“BGA”) — a wholly owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs. In accordance with the Fund’s securities lending procedures, the loans are collateralized at all times with cash and/or securities with a market value at least equal to the securities on loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. As with other extensions of credit, the Fund bears the risk of delay on recovery or loss of rights in the collateral should the borrower of the securities fail financially.
Both the Fund and BGA receive compensation relating to the lending of the Fund’s securities. The amount earned by the Fund for the twelve months ended August 31, 2005, is reported parenthetically on the Statement of Operations. For the twelve months ended August 31, 2005, BGA earned $11,542 in fees as securities lending agent and the Fund received $639 in earnings from lending. At August 31, 2005, the Fund loaned securities having a market value of $25,056,611 collateralized by cash in the amount of $25,178,350. The Fund invests the cash collateral received in connection with securities lending transactions in the Enhanced Portfolio of Boston Global Investment Trust, a Delaware statutory trust. The Enhanced Portfolio is exempt from registration under Section 3(c)(7) of the Act and is managed by GSAM, for which GSAM receives an investment advisory fee of up to 0.10% of the average daily net assets of the Enhanced Portfolio. The Enhanced Portfolio invests in high quality money market instruments. The Fund bears the risk of incurring a loss from the investment of cash collateral due to either credit or market factors.

Pro Forma Combined Statement of Investments for the Goldman Sachs Trust Structured Small Cap Equity Fund and the First Funds Capital Appreciation Portfolio
August 31, 2005 (Unaudited)

					Interest	Maturity
Principal Amount				Description	Rate	Date	Value
GS Structured	First Funds		Pro				GS Structured	First Funds		Pro
Small	Capital		Forma				Small	Capital		Forma
Cap Equity	Appreciation		Combined				Cap Equity	Appreciation		Combined
Fund	Portfolio	Adjustments	Fund				Fund	Portfolio	Adjustments	Fund

				U.S. Government & Agency Obligations - 1.0%
—	2,990,000	—	2,990,000	Federal Home Loan Bank	3.38%	9/19/05	$—	$2,984,947	$—	$2,984,947
—	3,485,000	—	3,485,000	Federal Home Loan Mortgage Corporation	3.40%	9/21/05	—	3,478,685	—	3,478,685
—	530,000	—	530,000	Federal National Mortgage Association	3.42%	9/20/05	—	528,993	—	528,993

				TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $0, $7,005,000, $0, and $7,005,000, respectively)			$—	$6,992,625	$—	$6,992,625

Shares				Description	Value
				Common Stocks - 97.7%

				Aerospace & Defense - 1.4%
110,900	—	—	110,900	AAR Corp.*	$1,951,840.00	$—	$—	$1,951,840.00
11,400	—	—	11,400	DRS Technologies, Inc.	586,530	—	—	586,530
3,900	—	—	3,900	EDO Corp.	109,551	—	—	109,551
33,250	—	—	33,250	Innovative Solutions & Support, Inc.*(a)	560,595	—	—	560,595
48,600	—	—	48,600	Kaman Corp.	1,165,914	—	—	1,165,914
16,150	—	—	16,150	Moog, Inc.*	508,887	—	—	508,887
46,100	—	—	46,100	Triumph Group, Inc.*	1,810,347	—	—	1,810,347
79,900	—	—	79,900	United Industrial Corp.(a)	2,715,002	—	—	2,715,002

					9,408,666	—	—	9,408,666

				Air Freight & Couriers - 0.2%
36,600	—	—	36,600	Hub Group, Inc.*	1,180,350	—	—	1,180,350

				Airlines - 0.9%
175,400	—	—	175,400	Alaska Air Group, Inc.*	5,914,488	—	—	5,914,488

				Auto Components - 0.3%
22,400	—	—	22,400	Midas, Inc.*	472,640	—	—	472,640
73,600	—	—	73,600	Visteon Corp.	727,168	—	—	727,168
23,500	—	—	23,500	Wabtec Corp.	611,000	—	—	611,000

					1,810,808	—	—	1,810,808

				Automotive - 1.1%
0	44,650	—	44,650	America’s Car-Mart, Inc.*	—	913,985	—	913,985
129,800	—	—	129,800	Handleman Co.	1,815,902	—	—	1,815,902
132,800	—	—	132,800	WESCO International, Inc.*	4,608,160	—	—	4,608,160

					6,424,062	913,985	—	7,338,047

				Banks - 5.9%
160,800	—	—	160,800	Bank of Hawaii Corp.	8,160,600	—	—	8,160,600
47,600	—	—	47,600	City National Corp.	3,429,104	—	—	3,429,104
44,100	—	—	44,100	Corus Bankshares, Inc.	2,566,179	—	—	2,566,179
9,400	—	—	9,400	Downey Financial Corp.	595,772	—	—	595,772
16,700	—	—	16,700	East West Bancorp, Inc.	566,798	—	—	566,798
207,600	—	—	207,600	First Bancorp.	3,832,296	—	—	3,832,296
29,300	—	—	29,300	First Charter Corp.	685,034	—	—	685,034
9,000	—	—	9,000	First Citizens Bancshares, Inc.	1,485,000	—	—	1,485,000
31,000	—	—	31,000	Fulton Financial Corp.	542,500	—	—	542,500
24,100	—	—	24,100	Greater Bay Bancorp	607,320	—	—	607,320
17,875	—	—	17,875	IBERIABANK Corp.	902,688	—	—	902,688
43,400	—	—	43,400	Irwin Financial Corp.	911,400	—	—	911,400
24,045	—	—	24,045	MB Financial, Inc.	933,427	—	—	933,427
—	13,200	—	13,200	Midwest Banc Holdings, Inc.	—	315,744	—	315,744
55,900	—	—	55,900	Nara Bancorp, Inc.	778,687	—	—	778,687
123,210	—	—	123,210	PFF Bancorp, Inc.	3,663,033	—	—	3,663,033
16,600	—	—	16,600	PrivateBancorp, Inc.	570,210	—	—	570,210
177,700	—	—	177,700	SVB Financial Group*(a)	8,359,008	—	—	8,359,008
24,500	—	—	24,500	The Colonial BancGroup, Inc.	569,870	—	—	569,870
47,100	—	—	47,100	United Community Financial Corp.	523,281	—	—	523,281
70,900	—	—	70,900	Wilshire Bancorp, Inc.	1,036,558	—	—	1,036,558

					40,718,765	315,744	—	41,034,509

				Biotechnology - 4.5%
123,600	—	—	123,600	Applera Corp. - Celera Genomics Group*	1,451,064	—	—	1,451,064
116,900	—	—	116,900	Connetics Corp.*	2,228,114	—	—	2,228,114
—	117,100		117,100	CV Therapeutics, Inc. *	—	3,181,607		3,181,607
58,100	—	—	58,100	decode genetics, Inc.*(a)	564,151	—	—	564,151
36,200	—	—	36,200	Enzo Biochem, Inc.*	573,408	—	—	573,408
14,200	—	—	14,200	Gen-Probe, Inc.*	646,384	—	—	646,384
—	65,700	—	65,700	Keryx Biopharmaceuticals	—	1,101,132	—	1,101,132
88,600	—	—	88,600	Kos Pharmaceuticals, Inc.*	6,035,432			6,035,432
—	71,200	—	71,200	Protein Design Labs, Inc. *	—	1,903,888		1,903,888
59,100	—	—	59,100	Serologicals Corp.*	1,405,989	—	—	1,405,989
22,500	—	—	22,500	Techne Corp.*	1,281,825	—	—	1,281,825
125,300	34,100	—	159,400	United Therapeutics Corp.*	8,797,313	2,394,161	—	11,191,474

					22,983,680	8,580,788	—	31,564,468

				Building Products - 2.0%
138,200	—	—	138,200	Griffon Corp.	3,543,448	—	—	3,543,448
10,800	—	—	10,800	Universal Forest Products, Inc.	587,844	—	—	587,844
119,300	—	—	119,300	USG Corp.(a)	7,498,005	—	—	7,498,005
52,700	—	—	52,700	Watsco, Inc.	2,569,652	—	—	2,569,652

					14,198,949	—	—	14,198,949

The accompanying notes are an integral part of these pro forma financial statements.

Shares				Description	Value
GS Structured	First Funds		Pro		GS Structured	First Funds		Pro
Small	Capital		Forma		Small	Capital		Forma
Cap Equity	Appreciation		Combined		Cap Equity	Appreciation		Combined
Fund	Portfolio	Adjustments	Fund		Fund	Portfolio	Adjustments	Fund

				Common Stock - 97.7%
				Business Services - 1.2%
—	42,800	—	42,800	Advisory Board Co.*	$—	$2,235,444	$—	$2,235,444
—	58,400	—	58,400	aQuantive, Inc.*	—	1,054,704	—	1,054,704
—	107,000	—	107,000	Jupitermedia Corp.*	—	1,786,900	—	1,786,900
—	77,800	—	77,800	Resources Connection, Inc.*	—	2,256,200	—	2,256,200
—	166,600	—	166,600	SupportSoft, Inc.*	—	806,344	—	806,344

					—	8,139,592	—	8,139,592

				Capital Goods - 0.7%
—	42,050	—	42,050	Engineered Support Systems, Inc.	—	1,433,905	—	1,433,905
—	48,000	—	48,000	Lincoln Electric Holdings, Inc.	—	1,808,640	—	1,808,640
—	51,100	—	51,100	NCI Building Systems, Inc.*	—	1,926,470	—	1,926,470

					—	5,169,015	—	5,169,015

				Chemicals - 0.2%
30,767	—	—	30,767	A. Schulman, Inc.	560,267	—	—	560,267
21,700	—	—	21,700	Arch Chemicals, Inc.	537,292	—	—	537,292
34,000	—	—	34,000	Octel, Corp.	584,120	—	—	584,120

					1,681,679	—	—	1,681,679

				Commercial Services & Supplies - 3.9%
82,400	—	—	82,400	Administaff, Inc.	2,963,928	—	—	2,963,928
205,400	—	—	205,400	Arbitron, Inc.	8,626,800	—	—	8,626,800
37,852	—	—	37,852	Casella Waste Systems, Inc.*	501,161	—	—	501,161
87,000	—	—	87,000	CSG Systems International, Inc.*	1,773,930	—	—	1,773,930
40,900	—	—	40,900	eFunds Corp.*	797,550	—	—	797,550
87,600	—	—	87,600	Imagistics International, Inc.*	2,930,220	—	—	2,930,220
63,455	—	—	63,455	John H. Harland Co.	2,661,937	—	—	2,661,937
26,827	—	—	26,827	NCO Group, Inc.*	562,830	—	—	562,830
76,700	—	—	76,700	Pre-Paid Legal Services, Inc.(a)	3,105,583	—	—	3,105,583
200,900	—	—	200,900	Spherion Corp.*	1,480,633	—	—	1,480,633
44,300	—	—	44,300	The Standard Register Co.	695,067	—	—	695,067
22,500	—	—	22,500	Universal Technical Institute, Inc.*	720,225	—	—	720,225

					26,819,864	—	—	26,819,864

				Communications Equipment - 1.6%
49,100	—	—	49,100	Arris Group, Inc.*	515,059	—	—	515,059
99,400	—	—	99,400	Audiovox Corp.*	1,797,152	—	—	1,797,152
114,600	—	—	114,600	Comtech Telecommunications Corp.*	4,022,460	—	—	4,022,460
95,000	—	—	95,000	Emulex Corp.*	2,047,250	—	—	2,047,250
174,600	—	—	174,600	Powerwave Technologies, Inc.*	1,829,808	—	—	1,829,808
—	112,100	—	112,100	Symmetricom, Inc.	—	973,028	—	973,028

					10,211,729	973,028	—	11,184,757

				Computers & Peripherals - 1.8%
33,300	—	—	33,300	Imation Corp.	1,402,263	—	—	1,402,263
122,900	—	—	122,900	Intergraph Corp.*	5,015,549	—	—	5,015,549
133,800	—	—	133,800	Komag, Inc.*	4,463,568	—	—	4,463,568
279,400	—	—	279,400	Maxtor Corp.*	1,357,884	—	—	1,357,884
106,700	—	—	106,700	Quantum Corp.*	306,229	—	—	306,229

					12,545,493	—	—	12,545,493

				Construction & Engineering - 0.3%
68,600	—	—	68,600	The Shaw Group, Inc.*	1,447,460	—	—	1,447,460
12,700	—	—	12,700	Washington Group International, Inc.*	671,068	—	—	671,068

					2,118,528	—	—	2,118,528

				Construction Materials - 0.1%
10,000	—	—	10,000	Texas Industries, Inc.	598,100	—	—	598,100

				Containers & Packaging - 0.1%
9,400	—	—	9,400	Greif, Inc.	553,190	—	—	553,190

				Diversified Financials - 1.6%
26,400	—	—	26,400	Cash America International, Inc.	553,608	—	—	553,608
113,700	—	—	113,700	CompuCredit Corp.*(a)	4,759,482	—	—	4,759,482
	58,750		58,750	First Cash Financial Services, Inc.*	—	1,410,000		1,410,000
70,500	—	—	70,500	Metris Cos., Inc.*	1,030,710	—	—	1,030,710
47,900	33,800	—	81,700	Portfolio Recovery Associates, Inc.*	1,914,563	1,350,986	—	3,265,549

					8,258,363	2,760,986	—	11,019,349

				Diversified Telecommunications - 0.5%
61,800	—	—	61,800	Commonwealth Telephone Enterprises, Inc.	2,486,832	—	—	2,486,832
111,900	—	—	111,900	Time Warner Telecom, Inc.*	861,630	—	—	861,630

					3,348,462	—	—	3,348,462

				Electric Utilities - 1.6%
16,000	—	—	16,000	Black Hills Corp.	666,400		—	666,400
79,700	—	—	79,700	El Paso Electric Co.*	1,670,512	—	—	1,670,512
619,000	—	—	619,000	Sierra Pacific Resources*(a)	9,025,020	—	—	9,025,020

					11,361,932	—	—	11,361,932

				Electrical Equipment - 1.3%
49,200	—	—	49,200	Brady Corp.	1,535,532	—	—	1,535,532
34,400	—	—	34,400	II-VI, Inc.*	611,632	—	—	611,632
90,500	—	—	90,500	Paxar Corp.*	1,702,305	—	—	1,702,305
61,900	—	—	61,900	Regal Beloit Corp.	2,065,603	—	—	2,065,603
38,400	—	—	38,400	The Genlyte Group, Inc.*	1,889,664	—	—	1,889,664
13,500	—	—	13,500	Woodward Governor Co.	1,100,925	—	—	1,100,925

					8,905,661	—	—	8,905,661

The accompanying notes are an integral part of these pro forma financial statements.

Shares				Description	Value
GS Structured	First Funds		Pro		GS Structured	First Funds		Pro
Small	Capital		Forma		Small	Capital		Forma
Cap Equity	Appreciation		Combined		Cap Equity	Appreciation		Combined
Fund	Portfolio	Adjustments	Fund		Fund	Portfolio	Adjustments	Fund

				Common Stock - 97.7%
				Electronic Equipment & Instruments - 3.6%
155,700	—	—	155,700	Anixter International, Inc.*(a)	$5,944,626	$—	$—	$5,944,626
22,800	—	—	22,800	Avnet, Inc.*	571,140	—	—	571,140
25,500	—	—	25,500	Checkpoint Systems, Inc.*	557,175	—	—	557,175
82,600	—	—	82,600	Coherent, Inc.*	2,625,854	—	—	2,625,854
181,500	—	—	181,500	Exar Corp.*	2,833,215	—	—	2,833,215
131,700	—	—	131,700	Ingram Micro, Inc.*	2,306,067	—	—	2,306,067
23,600	—	—	23,600	Itron, Inc.*	1,091,972	—	—	1,091,972
17,100	—	—	17,100	Littelfuse, Inc.*	475,722	—	—	475,722
73,000	—	—	73,000	Methode Electronics, Inc.	899,360	—	—	899,360
34,100	—	—	34,100	Plexus Corp.*	582,428	—	—	582,428
25,200	—	—	25,200	Rofin-Sinar Technologies, Inc.*	910,980	—	—	910,980
147,800	—	—	147,800	Teledyne Technologies, Inc.*	5,709,514	—	—	5,709,514
78,800	—	—	78,800	TTM Technologies, Inc.*	609,912	—	—	609,912

					25,117,965	—	—	25,117,965

				Energy Equipment & Services - 3.2%
10,700	—	—	10,700	Cal Dive International, Inc.*	668,322	—	—	668,322
54,100	—	—	54,100	Dril-Quip, Inc.*	2,273,282	—	—	2,273,282
48,100	—	—	48,100	Hornbeck Offshore Services, Inc.*	1,707,550	—	—	1,707,550
18,300	—	—	18,300	Oil States International, Inc.*	634,278	—	—	634,278
32,500	—	—	32,500	RPC, Inc.	754,000	—	—	754,000
45,000	—	—	45,000	SEACOR Holdings, Inc.*	3,217,500	—	—	3,217,500
19,700	—	—	19,700	Unit Corp.*	1,025,582	—	—	1,025,582
101,100	—	—	101,100	Universal Compression Holdings, Inc.*	4,165,320	—	—	4,165,320
249,700	—	—	249,700	Veritas DGC, Inc.*	8,030,352	—	—	8,030,352

					22,476,186	—	—	22,476,186

				Financials - 1.0%
—	72,200	—	72,200	Brookline Bancorp, Inc.	—	1,114,768	—	1,114,768
—	60,200	—	60,200	Delphi Financial Group, Inc.	—	2,835,420	—	2,835,420
—	37,800	—	37,800	RAIT Investment Trust	—	1,129,842	—	1,129,842
—	66,700	—	66,700	Signature Bank *	—	2,000,333	—	2,000,333
—	1,900	—	1,900	Westcorp	—	117,325	—	117,325

					—	7,197,688	—	7,197,688

				Food & Drug Retailing - 2.0%
18,100	—	—	18,100	7-Eleven, Inc.*	512,954	—	—	512,954
29,025	—	—	29,025	Flowers Foods, Inc.	790,351	—	—	790,351
181,000	—	—	181,000	Longs Drug Stores Corp.	7,674,400	—	—	7,674,400
138,500	—	—	138,500	Pathmark Stores, Inc.*	1,495,800	—	—	1,495,800
365,100	—	—	365,100	Terra Industries, Inc.*	2,665,230	—	—	2,665,230
31,600	—	—	31,600	The Great Atlantic & Pacific Tea Co., Inc.*(a)	802,008	—	—	802,008

					13,940,743	—	—	13,940,743

				Food Products - 1.7%
83,900	—	—	83,900	Chiquita Brands International, Inc.	2,114,280	—	—	2,114,280
24,000	—	—	24,000	Pilgrim’s Pride Corp.	813,600	—	—	813,600
12,800	—	—	12,800	Ralcorp Holdings, Inc.	567,680	—	—	567,680
436	—	—	436	Seaboard Corp.	559,824	—	—	559,824
142,600	—	—	142,600	USANA Health Sciences, Inc.*(a)	7,415,200	—	—	7,415,200

					11,470,584	—	—	11,470,584

				Healthcare - 0.5%
—	41,800	—	41,800	Digene Corp. *	—	1,208,856	—	1,208,856
—	125,900	—	125,900	Nektar Therapeutics *	—	2,150,372	—	2,150,372

					—	3,359,228	—	3,359,228

				Healthcare Equipment & Supplies - 5.6%
27,700	—	—	27,700	1-800 Contacts, Inc.*	493,614	—	—	493,614
—	150,600		150,600	Align Technology, Inc *	—	1,025,586	—	1,025,586
99,400	—	—	99,400	American Medical Systems Holdings, Inc.*	2,037,700	—	—	2,037,700
—	99,300	—	99,300	Animas Corp.*	—	1,727,820	—	1,727,820
18,600	—	—	18,600	ArthroCare Corp.*	676,482	—	—	676,482
10,100	—	—	10,100	Bio-Rad Laboratories, Inc.*	557,520	—	—	557,520
41,100	—	—	41,100	Biosite, Inc.*	2,457,369	—	—	2,457,369
—	124,000	—	124,000	Conceptus, Inc. *	—	1,299,520	—	1,299,520
—	45,100	—	45,100	Conor Medsystems, Inc. *	—	890,725	—	890,725
28,300	—	—	28,300	Diagnostic Products Corp.	1,528,200	—	—	1,528,200
26,400	—	—	26,400	Edwards Lifesciences Corp.*	1,161,600	—	—	1,161,600
92,300	—	—	92,300	Haemonetics Corp.*	4,101,812	—	—	4,101,812
221,600	65,950	—	287,550	Immucor, Inc.*	5,245,272	1,561,037	—	6,806,309
32,200	—	—	32,200	Kensey Nash Corp.*(a)	975,660	—	—	975,660
32,000	—	—	32,000	LCA-Vision, Inc.	1,313,600	—	—	1,313,600
60,700	—	—	60,700	Mentor Corp.	3,192,820	—	—	3,192,820
84,900	—	—	84,900	Molecular Devices Corp.*	1,771,014	—	—	1,771,014
—	10,900	—	10,900	MWI Veterinary Supply, Inc.	—	234,350	—	234,350
39,300	—	—	39,300	Noven Pharmaceuticals, Inc.*	654,738	—	—	654,738
54,200	—	—	54,200	SurModics, Inc.*(a)	2,012,988	—	—	2,012,988
56,400	—	—	56,400	Ventana Medical Systems, Inc.*	2,283,636	—	—	2,283,636
75,600	—	—	75,600	Viasys Healthcare, Inc.*	2,035,908	—	—	2,035,908

					32,499,933	6,739,038	—	39,238,971

				Healthcare Providers & Services - 2.1%
51,600	—	—	51,600	Cantel Medical Corp.*	1,073,280	—	—	1,073,280
70,200	—	—	70,200	First Horizon Pharmaceutical Corp.*	1,451,034	—	—	1,451,034
91,600	—	—	91,600	Genesis HealthCare Corp.*	3,673,160	—	—	3,673,160
158,900	—	—	158,900	Kindred Healthcare, Inc.*	4,862,340	—	—	4,862,340
33,200	—	—	33,200	Odyssey HealthCare, Inc.*	554,440	—	—	554,440
41,700	—	—	41,700	PSS World Medical, Inc.*	604,233	—	—	604,233
146,400	—	—	146,400	Stewart Enterprises, Inc.	1,016,016	—	—	1,016,016
10,000	—	—	10,000	Sunrise Senior Living, Inc.*	593,900	—	—	593,900
27,600	—	—	27,600	Ventiv Health, Inc.*	626,520	—	—	626,520

					14,454,923	—	—	14,454,923

The accompanying notes are an integral part of these pro forma financial statements.

Shares				Description	Value
GS Structured	First Funds		Pro		GS Structured	First Funds		Pro
Small	Capital		Forma		Small	Capital		Forma
Cap Equity	Appreciation		Combined		Cap Equity	Appreciation		Combined
Fund	Portfolio	Adjustments	Fund		Fund	Portfolio	Adjustments	Fund

				Common Stock - 97.7%
				Hotels, Restaurants & Leisure - 3.8%
—	167,800	—	167,800	BJ’s Restaurants, Inc.*	$—	$3,572,462	$—	$3,572,462
12,600	—	—	12,600	CEC Entertainment, Inc.*	432,054		—	432,054
	50,700		50,700	Cheesecake Factory, Inc.*	—	1,605,669	—	1,605,669
75,700	—	—	75,700	Choice Hotels International, Inc.	4,647,223	—	—	4,647,223
56,100	—	—	56,100	CKE Restaurants, Inc.(a)	656,370	—	—	656,370
72,200	—	—	72,200	Domino’s Pizza, Inc.	1,660,600	—	—	1,660,600
19,110	—	—	19,110	Great Wolf Resorts, Inc.*	219,765	—	—	219,765
57,600	—	—	57,600	Jack in the Box, Inc.*	2,031,552	—	—	2,031,552
45,600	—	—	45,600	Landry’s Restaurants, Inc.	1,332,888	—	—	1,332,888
42,088	—	—	42,088	Lone Star Steakhouse & Saloon, Inc.	1,110,702	—	—	1,110,702
67,400	—	—	67,400	Papa John’s International, Inc.*(a)	3,223,068	—	—	3,223,068
—	40,050	—	40,050	Rare Hospitality International, Inc.*	—	1,070,937	—	1,070,937
140,300	—	—	140,300	Six Flags, Inc.*	1,003,145	—	—	1,003,145
21,700	66,762	—	88,462	Sonic Corp.*	663,803	2,042,250	—	2,706,053
35,900	—	—	35,900	Vail Resorts, Inc.*	1,030,330	—	—	1,030,330

					18,011,500	8,291,318	—	26,302,818

				Household Durables - 1.1%
235,600	—	—	235,600	American Greetings Corp.(a)	5,981,884	—	—	5,981,884
66,300	—	—	66,300	Kimball International, Inc. Class B	838,032	—	—	838,032
36,947	—	—	36,947	Universal Electronics, Inc.*	643,617	—	—	643,617

					7,463,533	—	—	7,463,533

				Insurance - 3.7%
—	5,500	—	5,500	American Equity Life Holding Company	—	61,490	—	61,490
37,100	—	—	37,100	AmerUs Group Co.	2,052,372	—	—	2,052,372
35,600	—	—	35,600	Argonaut Group, Inc.*	886,796	—	—	886,796
31,900	—	—	31,900	Conseco, Inc.*	666,072	—	—	666,072
20,881	—	—	20,881	FBL Financial Group, Inc.	625,804	—	—	625,804
120,500	—	—	120,500	Fremont General Corp.	2,749,810	—	—	2,749,810
125,400	—	—	125,400	LandAmerica Financial Group, Inc.	7,413,648	—	—	7,413,648
152,700	—	—	152,700	Stewart Information Services Corp.	7,340,289	—	—	7,340,289
60,200	—	—	60,200	Zenith National Insurance Corp.	3,801,630	—	—	3,801,630

					25,536,421	61,490	—	25,597,911

				Internet & Catalog Retail - 0.8%
186,525	—	—	186,525	Coldwater Creek, Inc.*	5,716,991	—	—	5,716,991

				Internet Software & Services - 3.6%
72,300	—	—	72,300	Digital Insight Corp.*	1,954,992	—	—	1,954,992
20,600	—	—	20,600	Digital River, Inc.*	782,388	—	—	782,388
—	23,800	—	23,800	F5 Networks, Inc.	—	982,702	—	982,702
91,800	—	—	91,800	J2 Global Communications, Inc.*(a)	3,445,254	—	—	3,445,254
127,800	—	—	127,800	NETGEAR, Inc.*	2,833,326	—	—	2,833,326
—	69,900	—	69,900	Redback Networks Inc.	—	631,896	—	631,896
—	102,600	—	102,600	RSA Security Inc.	—	1,348,164	—	1,348,164
—	92,700	—	92,700	Secure Computing Corp.	—	1,068,831	—	1,068,831
220,000	—	—	220,000	United Online, Inc.	2,866,600	—	—	2,866,600
42,100	—	—	42,100	ValueClick, Inc.*	607,924	—	—	607,924
148,000	28,200	—	176,200	Websense, Inc.*	7,383,720	1,406,898	—	8,790,618

					19,874,204	5,438,491	—	25,312,695

				IT Consulting & Services - 0.5%
126,400	—	—	126,400	Agilysys, Inc.	2,268,880	—	—	2,268,880
52,000	—	—	52,000	MarketAxess Holdings, Inc.*(a)	581,880	—	—	581,880
40,800	—	—	40,800	TNS, Inc.*	921,264	—	—	921,264

					3,772,024	—	—	3,772,024

				Leisure Equipment & Products - 0.2%
27,700	—	—	27,700	MarineMax, Inc.*	786,957	—	—	786,957
32,500	—	—	32,500	Oakley, Inc.	568,425	—	—	568,425

					1,355,382	—	—	1,355,382

				Manufacturing — Miscellaneous - 1.9%
25,500	—	—	25,500	Barnes Group, Inc.	879,750	—	—	879,750
47,000	—	—	47,000	Blount International, Inc.	846,000	—	—	846,000
25,500	—	—	25,500	Esterline Technologies Corp.	1,113,075	—	—	1,113,075
70,600	—	—	70,600	JLG Industries, Inc.	2,314,974	—	—	2,314,974
43,200	—	—	43,200	NACCO Industries, Inc.	4,706,640	—	—	4,706,640
97,700	—	—	97,700	Stewart & Stevenson Services, Inc.	2,380,949	—	—	2,380,949
27,500	—	—	27,500	Sun Hydraulics Corp.(a)	549,725	—	—	549,725
9,300	—	—	9,300	The Middleby Corp.*	611,196	—	—	611,196

					13,402,309	—	—	13,402,309

				Media - 0.3%
42,800	—	—	42,800	Catalina Marketing Corp.	1,024,632		—	1,024,632
18,000	—	—	18,000	The Liberty Corp.	863,820		—	863,820

					1,888,452	—	—	1,888,452

				Metals & Mining - 3.0%
51,600	—	—	51,600	Chaparral Steel Co.*	1,151,712	—	—	1,151,712
82,020	—	—	82,020	Metals USA, Inc.*	1,615,794	—	—	1,615,794
141,550	—	—	141,550	Quanex Corp.	8,706,740	—	—	8,706,740
27,900	—	—	27,900	RTI International Metals, Inc.*	967,572	—	—	967,572
226,000	—	—	226,000	Ryerson Tull, Inc.(a)	4,642,040	—	—	4,642,040
305,800	—	—	305,800	USEC, Inc.	3,599,266	—	—	3,599,266

					20,683,124	—	—	20,683,124

				Multi-Utilities - 0.3%
118,900	—	—	118,900	Avista Corp.	2,311,416	—	—	2,311,416

				Multiline Retail - 0.6%
109,700	—	—	109,700	Dillard’s, Inc.	2,469,347	—	—	2,469,347
77,100	—	—	77,100	Stein Mart, Inc.	1,885,866	—	—	1,885,866

					4,355,213	—	—	4,355,213

The accompanying notes are an integral part of these pro forma financial statements.

Shares				Description	Value
GS Structured	First Funds		Pro		GS Structured	First Funds		Pro
Small	Capital		Forma		Small	Capital		Forma
Cap Equity	Appreciation		Combined		Cap Equity	Appreciation		Combined
Fund	Portfolio	Adjustments	Fund		Fund	Portfolio	Adjustments	Fund

				Common Stock - 97.7%
				Oil & Gas - 2.6%
52,000	—	—	52,000	Berry Petroleum Co.	$3,215,160	$—	$—	$3,215,160
22,400	—	—	22,400	Energy Partners Ltd.*	537,600	—	—	537,600
27,100	—	—	27,100	Giant Industries, Inc.*	1,334,675	—	—	1,334,675
56,900	—	—	56,900	Harvest Natural Resources, Inc.*	579,811	—	—	579,811
—	95,200	—	95,200	Nastech Pharmaceutical Company Inc.	—	1,354,696	—	1,354,696
20,600	—	—	20,600	St. Mary Land & Exploration Co.	710,082	—	—	710,082
154,400	—	—	154,400	Swift Energy Co.*	7,091,592	—	—	7,091,592
49,500	—	—	49,500	The Houston Exploration Co.*	2,915,550	—	—	2,915,550

					16,384,470	1,354,696	—	17,739,166

				Paper & Forest Products - 0.1%
37,500	—	—	37,500	Chesapeake Corp.	731,250	—	—	731,250

				Personal Products - 0.1%
12,200	—	—	12,200	Chattem, Inc.*	472,628	—	—	472,628
17,600	—	—	17,600	Parlux Fragrances, Inc.*	552,112	—	—	552,112

					1,024,740	—	—	1,024,740

				Pharmaceuticals - 1.5%
83,300	—	—	83,300	Alpharma, Inc.	2,217,446	—	—	2,217,446
—	63,800	—	63,800	Amylin Pharmaceuticals, Inc*	—	2,089,450	—	2,089,450
—	111,800	—	111,800	Encysive Pharmaceuticals, Inc.*	—	1,384,084	—	1,384,084
—	87,400	—	87,400	Isolagen Inc.*	—	208,012	—	208,012
—	30,900	—	30,900	Medicis Pharmaceutical Corp.	—	1,050,909	—	1,050,909
—	66,000	—	66,000	MGI PHARMA, Inc.*	—	1,779,360	—	1,779,360
—	58,400	—	58,400	Rigel Pharmaceuticals, Inc.*	—	1,175,592	—	1,175,592
—	38,700	—	38,700	SeraCare Life Sciences, Inc.*	—	607,203	—	607,203

					2,217,446	8,294,610	—	10,512,056

				Real Estate - 6.1%
7,700	—	—	7,700	Alexandria Real Estate Equities, Inc.	631,015	—	—	631,015
176,900	—	—	176,900	American Home Mortgage Investment Corp.	5,659,031	—	—	5,659,031
195,800	—	—	195,800	Annaly Mortgage Management, Inc.(a)	2,976,160	—	—	2,976,160
1,200	—	—	1,200	Bedford Property Investors, Inc.	27,660	—	—	27,660
28,800	—	—	28,800	Brookfield Homes Corp.	1,474,560	—	—	1,474,560
26,300	—	—	26,300	Capital Lease Funding, Inc.	270,101	—	—	270,101
15,700	—	—	15,700	CarrAmerica Realty Corp.	566,613	—	—	566,613
18,800	—	—	18,800	CBL & Associates Properties, Inc.	797,496	—	—	797,496
134,100	—	—	134,100	Commercial Net Lease Realty	2,677,977	—	—	2,677,977
29,700	—	—	29,700	Cousins Properties, Inc.	900,207	—	—	900,207
102,800	—	—	102,800	FelCor Lodging Trust, Inc.*	1,567,700	—	—	1,567,700
18,200	—	—	18,200	Health Care REIT, Inc.	675,584	—	—	675,584
45,800	—	—	45,800	Highwoods Properties, Inc.	1,414,304	—	—	1,414,304
208,400	—	—	208,400	HRPT Properties Trust	2,667,520	—	—	2,667,520
46,900	—	—	46,900	Inland Real Estate Corp.	736,330	—	—	736,330
65,700	—	—	65,700	Jones Lang LaSalle, Inc.*	3,240,981	—	—	3,240,981
16,600	—	—	16,600	LaSalle Hotel Properties	560,582	—	—	560,582
24,700	—	—	24,700	Lexington Corporate Properties Trust	568,100	—	—	568,100
89,600	—	—	89,600	National Health Investors, Inc.	2,595,712	—	—	2,595,712
12,800	—	—	12,800	Pan Pacific Retail Properties, Inc.	848,256	—	—	848,256
40,400	—	—	40,400	PS Business Parks, Inc.	1,838,200	—	—	1,838,200
106,800	—	—	106,800	Realty Income Corp.(a)	2,545,044	—	—	2,545,044
249,100	—	—	249,100	Senior Housing Properties Trust	4,732,900	—	—	4,732,900
—	87,000	—	87,000	Strategic Hotel Capital, Inc.	—	1,604,280	—	1,604,280
31,000	—	—	31,000	Sunstone Hotel Investors, Inc.	784,300			784,300

					40,756,333	1,604,280	—	42,360,613

				Road & Rail - 1.0%
95,400	—	—	95,400	Dollar Thrifty Automotive Group, Inc.*	2,886,804	—	—	2,886,804
59,900	—	—	59,900	GATX Corp.	2,427,747	—	—	2,427,747
61,200	—	—	61,200	Laidlaw International, Inc.	1,514,700	—	—	1,514,700

					6,829,251	—	—	6,829,251

				Semiconductor Equipment & Products - 3.1%
49,700	—	—	49,700	Agere Systems, Inc.*	562,604	—	—	562,604
18,900	—	—	18,900	Cabot Microelectronics Corp.*(a)	563,409	—	—	563,409
270,300	—	—	270,300	Cirrus Logic, Inc.*	2,135,370	—	—	2,135,370
42,400	—	—	42,400	Cohu, Inc.	1,035,408	—	—	1,035,408
45,700	45,300	—	91,000	Cymer, Inc.*	1,530,950	1,517,550		3,048,500
—	37,300	—	37,300	FormFactor Inc.	—	1,013,441	—	1,013,441
32,800	—	—	32,800	Genesis Microchip, Inc.*	862,312	—	—	862,312
—	8,200	—	8,200	Hittite Microwave Corporation	—	168,198	—	168,198
—	162,200	—	162,200	Input/Output, Inc.	—	1,401,408	—	1,401,408
—	104,300	—	104,300	Intergrated Device Technology, Inc.*	—	1,116,010	—	1,116,010
59,800	—	—	59,800	MPS Group, Inc.*	661,388	—	—	661,388
104,400	—	—	104,400	Photronics, Inc.*	2,168,388	—	—	2,168,388
—	33,900	—	33,900	Semtech Corp.	—	554,265	—	554,265
120,500	—	—	120,500	Silicon Image, Inc.*	1,244,765	—	—	1,244,765
34,000	75,100	—	109,100	SiRF Technology Holdings, Inc.*	863,600	1,907,540	—	2,771,140
24,500	—	—	24,500	Trident Microsystems, Inc.	860,440	—	—	860,440
72,500	—	—	72,500	Zoran Corp.	1,142,600	—	—	1,142,600

					13,631,234	7,678,412	—	21,309,646

The accompanying notes are an integral part of these pro forma financial statements.

Shares				Description	Value
GS Structured	First Funds		Pro		GS Structured	First Funds		Pro
Small	Capital		Forma		Small	Capital		Forma
Cap Equity	Appreciation		Combined		Cap Equity	Appreciation		Combined
Fund	Portfolio	Adjustments	Fund		Fund	Portfolio	Adjustments	Fund

				Common Stock - 97.7% Software - 2.8%
—	129,300	—	129,300	Agile Software Corp.*	$—	$858,552	$—	$858,552
—	116,500	—	116,500	Akamai Technologies*	—	1,612,360	—	1,612,360
68,000	—	—	68,000	ANSYS, Inc.*	2,567,000	—	—	2,567,000
96,300	—	—	96,300	Aspen Technology, Inc.*(a)	483,426	—	—	483,426
249,100	—	—	249,100	Entrust, Inc.*	1,487,127	—	—	1,487,127
51,200	—	—	51,200	Internet Security Systems, Inc.*	1,163,264	—	—	1,163,264
175,000	—	—	175,000	Parametric Technology Corp.*	1,060,500	—	—	1,060,500
26,200	—	—	26,200	Quality Systems, Inc.	1,703,000	—	—	1,703,000
184,800	—	—	184,800	SeaChange International, Inc.*(a)	1,130,976	—	—	1,130,976
—	63,900	—	63,900	SERENA Software, Inc.	—	1,206,432	—	1,206,432
48,200	—	—	48,200	SS&C Technologies, Inc.	1,758,818	—	—	1,758,818
53,400	—	—	53,400	Sybase, Inc.*	1,192,422	—	—	1,192,422
77,300	—	—	77,300	Synopsys, Inc.*	1,468,700	—	—	1,468,700
40,600	—	—	40,600	The Ultimate Software Group, Inc.*	740,950	—	—	740,950
86,989	—	—	86,989	Tradestation Group, Inc.*(a)	780,291	—	—	780,291
31,100	—	—	31,100	Witness Systems, Inc.*	562,910	—	—	562,910

					16,099,384	3,677,344	—	19,776,728

				Specialty Retail - 6.0%
—	24,100	—	24,100	Build-A-Bear-Workshop, Inc.*	—	534,538	—	534,538
50,300	—	—	50,300	Building Materials Holding Corp.	4,702,044	—	—	4,702,044
100,100	—	—	100,100	Charming Shoppes, Inc.*	1,209,208	—	—	1,209,208
119,857	—	—	119,857	Circuit City Stores, Inc.	2,024,385	—	—	2,024,385
—	87,800	—	87,800	Coach, Inc.*	—	2,914,082	—	2,914,082
—	83,600	—	83,600	Collectors Universe, Inc.*	—	1,201,332	—	1,201,332
—	37,900	—	37,900	Guitar Center, Inc.*	—	2,175,460	—	2,175,460
—	84,487	—	84,487	Hibbett Sporting Goods, Inc.*	—	2,842,143	—	2,842,143
14,100	—	—	14,100	Jos. A. Bank Clothiers, Inc.*	557,655	—	—	557,655
71,800	—	—	71,800	Movie Gallery, Inc.(a)	1,291,682	—	—	1,291,682
80,400	—	—	80,400	Payless ShoeSource, Inc.*	1,490,616	—	—	1,490,616
175,000	—	—	175,000	Stage Stores, Inc.*	4,866,750	—	—	4,866,750
64,250	—	—	64,250	The Cato Corp.	1,246,450	—	—	1,246,450
69,000	—	—	69,000	The Children’s Place Retail Stores, Inc.*	2,822,790	—	—	2,822,790
144,911	—	—	144,911	The Men’s Wearhouse, Inc.*	4,416,887	—	—	4,416,887
34,200	—	—	34,200	The Sports Authority, Inc.*	1,104,660	—	—	1,104,660
104,900	—	—	104,900	The Wet Seal, Inc.*	536,039	—	—	536,039
28,200	—	—	28,200	Too, Inc.*	751,812	—	—	751,812
—	30,200	—	30,200	Tractor Supply Co.*	—	1,554,092	—	1,554,092
—	66,600	—	66,600	Urban Outfitters, Inc.*	—	3,706,956	—	3,706,956

					27,020,978	14,928,603	—	41,949,581

				Technology - 1.9%
—	154,500	—	154,500	Interwoven, Inc.*	—	1,236,000	—	1,236,000
—	121,600	—	121,600	Marchex, Inc.*	—	1,785,088	—	1,785,088
—	223,600	—	223,600	MatrixOne, Inc.*	—	1,021,852	—	1,021,852
—	152,600	—	152,600	Mattson Technology, Inc.*	—	1,449,700	—	1,449,700
—	92,100	—	92,100	Merix Corp.*	—	565,494	—	565,494
—	156,300	—	156,300	NMS Communications Corp.*	—	515,790	—	515,790
—	144,000	—	144,000	O2Micro International, Ltd.*	—	2,409,120	—	2,409,120
—	64,500	—	64,500	Power Intergrations, Inc.*	—	1,426,740	—	1,426,740
—	27,000	—	27,000	Skyworks Solutions, Inc.*	—	203,580	—	203,580
—	82,300	(82,300)	82,300	Tessera Technologies, Inc.*	—	2,730,714	(2,730,714)	—
—	188,700	—	188,700	TIBCO Software, Inc.*	—	1,441,668	—	1,441,668
—	56,600	—	56,600	TRM Corp.*	—	880,696	—	880,696

					—	15,666,442	(2,730,714)	12,935,728

				Textiles & Apparel - 1.0%
—	30,500	—	30,500	Carter’s, Inc.*	—	1,659,505	—	1,659,505
36,600	—	—	36,600	Guess?, Inc.*	791,658	—	—	791,658
25,600	—	—	25,600	Perry Ellis International, Inc.*	672,000	—	—	672,000
87,700	—	—	87,700	Skechers U.S.A., Inc.*	1,464,590	—	—	1,464,590
2,900	—	—	2,900	UniFirst Corp.	113,941	—	—	113,941
—	84,000	—	84,000	Warnaco Group, Inc.*	—	2,100,000	—	2,100,000

					3,042,189	3,759,505	—	6,801,694

				Transportation - 0.6%
—	56,850	—	56,850	Knight Transportation, Inc.	—	1,346,776	—	1,346,776
—	40,500	—	40,500	Old Dominion Freight*	—	1,295,190	—	1,295,190
—	70,000	—	70,000	Universal Truckload Servicess, Inc.*	—	1,210,300	—	1,210,300

					—	3,852,266	—	3,852,266

				Wireless Telecommunication Services - 0.3%
—	58,000	—	58,000	InPhonic, Inc.*	—	889,720	—	889,720
18,100	—	—	18,100	United States Cellular Corp. *	993,328	—	—	993,328

					993,328	889,720	—	1,883,048

				TOTAL COMMON STOCKS (Cost $474,625,142, $101,694,802, ($1,964,367), and $574,355,577, respectively)	$562,104,275	$119,646,269	$(2,730,714)	$679,019,830

The accompanying notes are an integral part of these pro forma financial statements.

Shares				Description	Value
GS Structured	First Funds		Pro		GS Structured	First Funds		Pro
Small	Capital		Forma		Small	Capital		Forma
Cap Equity	Appreciation		Combined		Cap Equity	Appreciation		Combined
Fund	Portfolio	Adjustments	Fund		Fund	Portfolio	Adjustments	Fund

				Money Market Mutual Funds - 0.3%
—	905,308	—	905,308	SSGA Prime Money Market Fund 3.35%	$—	$905,308	$—	$905,308
—	905,129	—	905,129	SSGA U.S. Treasury Money Market Fund 3.39%	—	905,129	—	905,129

				TOTAL MONEY MARKET MUTUAL FUNDS (Cost $0, $1,810,437, $0 and $1,810,437, respectively)	$—	$1,810,437	$—	$1,810,437

Principal Amount				Interest Rate Maturity Date	Value

				Repurchase Agreement (b) - 2.4%
				Joint Repurchase Agreement Account II 3.60% 09/01/2005 Maturity Value $16,701,670
$16,700,000	$—	$—	$16,700,000	(Cost $16,700,000, $0, $0 and $16,700,000, respectively)	$16,700,000	$—	$—	$16,700,000

				TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL (Cost $491,325,142, $110,510,239, ($1,964,367), and $599,871,014, respectively)	$578,804,275	$128,449,331	$(2,730,714)	$704,522,892

Shares				Description	Value

				Securities Lending Collateral - 10.3%
71,346,325	—	—	71,346,325	Boston Global Investment Trust — Enhanced Portfolio
				TOTAL SECURITIES LENDING COLLATERAL (Cost $71,346,325, $0, $0, and $71,346,325, respectively)	$71,346,325	$—	$—	$71,346,325

				TOTAL INVESTMENTS - 111.7% (Cost $562,671,467, $110,510,239, ($1,964,367), and $671,217,339)	$650,150,600	$128,449,331	$(2,730,714)	$775,869,217

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.
(a) All or portion of the security is on loan.
(b) Repurchase agreement was entered into on August 31, 2005.

The accompanying notes are an integral part of these pro forma financial statements.

GOLDMAN SACHS STRUCTURED SMALL CAP EQUITY FUND
Statement of Investments
August 31, 2005
(Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At August 31, 2005, the following futures contracts were open as follows:

	Number of	Settlement		Unrealized
Type	Contracts Long	Month	Market Value	Gain

Russell Mini 2000 Index	62	September 2005	$4,136,640	$77,994

JOINT REPURCHASE AGREEMENT ACCOUNT II — At August 31, 2005, the Structured Small Cap Equity Fund had undivided interests in the Joint Repurchase Agreement Account II which equaled $16,700,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$1,750,000,000	3.60%	09/01/2005	$1,750,175,000

Barclays Capital PLC	800,000,000	3.60	09/01/2005	800,080,000

Bear Stearns & Co.	600,000,000	3.61	09/01/2005	600,060,166

Deutsche Bank Securities, Inc.	2,000,000,000	3.60	09/01/2005	2,000,200,000

Greenwich Capital Markets	500,000,000	3.60	09/01/2005	500,050,000

J.P. Morgan Securities, Inc.	125,000,000	3.61	09/01/2005	125,012,535

UBS Warburg LLC	350,000,000	3.60	09/01/2005	350,035,000

Wachovia Capital Markets	500,000,000	3.60	09/01/2005	500,050,000

TOTAL	$6,625,000,000			$6,625,662,701

At August 31, 2005, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 3.75% to 5.25%, due 08/15/2006 to 09/16/2013; Federal Home Loan Mortgage Association, 0.00% to 9.50%, due 06/12/2006 to 09/01/2035 and Federal National Mortgage Association, 2.35% to 10.00%, due 04/05/2007 to 09/01/2035. The aggregate market value of the collateral, including accrued interest, was $6,769,757,519.
The accompanying notes are an integral part of these pro forma financial statements.

Pro Forma Combined Statement of Assets and Liabilities
For the Goldman Sachs Structured Small Cap Equity Fund and the First Funds Capital Appreciation Portfolio
August 31, 2005 (Unaudited)

		FF Capital
	GS Structured Small	Appreciation			Pro Forma
	Cap Equity Fund	Portfolio	Adjustments		Combined Fund
Assets:
Investments in securities, at value (cost $491,325,142, $110,510,239, ($1,964,367) and $599,871,014, respectively)—including $70,863,370, $0, $0 and $0 of securities on loan, respectively	$578,804,275	$128,449,331	$(2,730,714	)(b)	$704,522,892
Securities Lending collateral, at value (which approximates cost)	71,346,325	—	—		71,346,325
Cash	1,149,946 (a)	—	—		1,149,946
Receivables:
Investment securities sold	44,215,299	1,379,785	2,730,714	(b)	48,325,798
Fund shares sold	2,534,924	37,968	—		2,572,892
Due from broker	1,173,191	—	—		1,173,191
Dividends and Interest	388,160	10,210	—		398,370
Reimbursement from adviser	88,815	—	—		88,815
Securities lending income	59,947	—	—		59,947
Other assets	2,001	13,723	—		15,724

Total assets	699,762,883	129,891,017	—		829,653,900

Liabilities:
Payables:
Payable upon return of securities loaned	71,346,325	—	—		71,346,325
Investment securities purchased	59,545,505	1,632,989	—		61,178,494
Fund shares repurchased	1,526,865	35,989	—		1,562,854
Amounts owed to affiliates	511,207	70,589	(70,589)		511,207
Accrued printing fees	52,816	20,025	—		72,841
Accrued audit fees	16,250	37,703	—		53,953
Accrued transfer agency out of pocket fees	—	26,775	—		26,775
Accrued expenses	106,596	49,555	70,589		226,740

Total liabilities	133,105,564	1,873,625	—		134,979,189

Net Assets:
Paid in capital	449,406,210	110,793,309	—		560,199,519
Accumulated undistributed net investment income (loss)	1,150,592	(2,982,408)	—		(1,831,816)
Accumulated net realized gain on investment transactions	28,543,390	2,255,023	—		30,798,413
Net unrealized gain on investments	87,557,127	17,951,468	—		105,508,595

Net Assets	$566,657,319	$128,017,392	$—		$694,674,711

Net Assets:
Class A	$154,876,985	$9,639,674	$645,251		$165,161,910
Class B	$19,555,033	$1,270,249	$—		$20,825,282
Class C	$24,901,698	$645,251	$(645,251)		$24,901,698
Institutional	$328,911,851	$116,462,218	$—		$445,374,069
Service	$38,411,752	$—	$—		$38,411,752

Shares Outstanding:
Class A	10,646,331	817,969	(111,101	)(c)	11,353,199
Class B	1,438,398	110,703	(17,302	)(c)	1,531,799
Class C	1,825,736	58,693	(58,693	)(c)	1,825,736
Institutional	21,996,659	9,597,812	(1,807,697	)(c)	29,786,774
Service	2,667,749	—	—		2,667,749

Total shares outstanding, $0.001 par value (unlimited number of shares authorized)	38,574,873	10,585,177	(1,994,793	)(c)	47,165,257

Net asset value, offering and redemption price per share: (d)
Class A	$14.55	$11.78	$—		$14.55
Class B	$13.60	$11.47	$—		$13.60
Class C	$13.64	$10.99	$—		$13.64
Institutional	$14.95	$12.13	$—		$14.95
Service	$14.40	$—	$—		$14.40

(a)	Includes restricted cash of $850,000 relating to initial margin requirements on futures transactions.

(b)	Adjustment to reflect proceeds on investments that do not meet Structured Small Cap Equity Fund’s investment criteria and are assumed to be sold at 8/31/05.

(c)	Reflects adjustment of shares based on Structured Small Cap Equity Fund’s NAV.

(d)	Maximum public offering price per share for Class A Shares of the Structured Small Cap Equity Fund is $15.40 (NAV per share multiplied by 1.0582) and $12.50 for Class A Shares of the Capital Appreciation Portfolio (NAV per share multiplied by 1.0610). At redemption, Class B and Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current NAV or the original purchase price of the shares.
The accompanying notes are an integral part of these pro forma financial statements.

Pro Forma Combined Statement of Operations
For the Goldman Sachs Structured Small Cap Equity Fund and the First Funds Capital Appreciation Portfolio
For the twelve months ended August 31, 2005 (Unaudited)

		FF Capital
	GS Structured Small	Appreciation			Pro Forma
	Cap Equity Fund	Portfolio	Adjustments		Combined Fund
Investment Income:
Dividends	$4,658,413	$305,780	$—		$4,964,193
Interest (including securities lending income of $577,725, $0, and $577,725, respectively)	774,111	136,947	—		911,058

Total income	5,432,524	442,727	—		5,875,251

Expenses:
Management fees	3,913,268	171,814	802,659	(a)	4,887,741
Co-Management fees	—	769,522	(769,522	)(b)	—
Administrative fees	—	97,362	(97,362	)(b)	—
Co-Administrative fees	—	131,724	(131,724	)(b)	—
Distribution and Service fees	773,755	41,120	(14,403	)(c)	800,472
Transfer Agent fees	457,713	84,925	(23,037	)(c)	519,601
Custody and accounting fees	260,764	73,404	(8,469	)(c)	325,699
Registration fees	76,461	27,985	(24,446	)(c)	80,000
Audit and tax return fees	24,621	35,313	29,934	(c)	89,868
Printing fees	76,853	26,800	(18,653	)(c)	85,000
Legal fees	23,713	10,165	(6,878	)(c)	27,000
Trustee fees	16,111	14,030	(14,030	)(c)	16,111
Service share fees	204,045	—	—		204,045
Other	65,474	20,285	(10,759	)(c)	75,000

Total expenses	5,892,778	1,504,449	(286,690)		7,110,537
Less — expense reductions	(359,049)	(47,749)	(96,370	)(d)	(503,168)

Net Expenses	5,533,729	1,456,700	(383,060)		6,607,369

Net Investment Income	(101,205)	(1,013,973)	383,060		(732,118)

Realized and unrealized gain (loss) on investment and futures transactions:
Net realized gain from:
Investment transactions	39,680,627	7,286,625 (e)	766,347	(f)	47,733,599
Futures transactions	1,865,899	—	—		1,865,899
Swap contracts	—	—	—
Payment by affiliates to reimburse certain security claims	110,026	—	—		110,026
Net change in unrealized gain on:
Investments	57,008,796	16,647,179	(766,347	)(f)	72,889,628
Futures	68,154	—	—		68,154

Net realized and unrealized gain on investment and futures transactions	98,733,502	23,933,804	—		122,667,306

Net Increase in Net Assets Resulting from Operations	$98,632,297	$22,919,831	$383,060		$121,935,188

(a)	Adjustment to reflect management fee based on Structured Small Cap Equity Fund rates.

(b)	Adjustment to eliminate Co-Management, Administrative and Co-Administrative fees.

(c)	Adjustment to reflect the anticipated adjustment as a result of consolidation of transfer agent, printing, custody and accounting and other services.

(d)	Adjustment to reflect decrease in expense reduction based on Structured Small Cap Equity Fund current expense cap and waivers.

(e)	Includes Litigation Settlements of $7,845.

(f)	Adjustment to reflect proceeds and gains on investment that does not meet Structured Small Cap Equity Fund’s investment criteria and is assumed to be sold at 8/31/05.
The accompanying notes are an integral part of these pro forma financial statements.

GOLDMAN SACHS TRUST STRUCTURED SMALL CAP EQUITY FUND
Notes to Pro Forma Financial Statements
August 31, 2005 (Unaudited)
1. ORGANIZATION
Goldman Sachs Trust (the “GS Trust”) is a Delaware statutory trust established by a Declaration of Trust dated January 28, 1997 and is registered under the Investment Company Act of 1940, as amended, (the “Act”) as an open-end management investment company. The Trust is a successor to a Massachusetts business trust that was combined with the Trust on April 30, 1997. The Trust includes the Goldman Sachs Structured Small Cap Equity Fund, formerly known as the CORE Small Cap Equity Fund, (the “Fund”). The Fund is a diversified portfolio offering five classes of shares—Class A, Class B, Class C, Institutional and Service.
First Funds (the “First Funds Trust”) is registered under the Act as an open-ended management investment company organized as a Massachusetts business trust by a Declaration of Trust dated March 6, 1992, as amended and restated on September 4, 1992, as amended and restated on June 26, 2003. The First Funds Trust currently has seven active investment portfolios, including the Capital Appreciation Portfolio (the “Portfolio”) which offers four classes of shares — Class I, A, B, and C.
2. BASIS OF COMBINATION
The unaudited pro forma Schedule of Investments, Statement of Assets and Liabilities, and Statement of Operations (“pro forma statements”) reflect the accounts of the Fund and the Portfolio as if the proposed reorganization occurred as of and for the twelve months ended August 31, 2005. Certain securities held by the Portfolio that do not meet the investment criteria or investment percentages may be sold prior to or after the reorganization. Classes A and C of the Portfolio will be merging into Class A of the Fund, Class B of the Portfolio will be merging into Class B of the Fund and Class I of the Portfolio will be merging into the Institutional Class of the Fund. These pro forma statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the period presented.
The Fund will be the accounting survivor for financial statement purposes. The Agreement and Plan of reorganization provide for a tax-free acquisition of the Portfolio into the Fund. The acquisition is expected to be completed in March 2006.
3. SHARES OF BENEFICIAL INTEREST
These pro forma statements give effect to the proposed transaction whereby all the assets of the Portfolio will be exchanged for shares of the Fund. The Fund will assume the liabilities, if any, of the Portfolio. Immediately thereafter, shares of the Fund will be distributed to the shareholders of the Portfolio. The Portfolio will be subsequently dissolved.
The amount of additional shares assumed to be issued under the reorganization was calculated based on the August 31, 2005 net assets of the Portfolio and the net asset value per share of the Fund. These amounts are summarized as follows:

	Class A		Class B		Institutional
Shares Issued	706,868		93,401		7,790,115
Net Assets 08/31/2005	$10,284,925	[1]	$1,270,249	[2]	$116,462,218	[3]
Pro Forma Net Asset Value 08/31/2005	$14.55		$13.60		$14.95

1.   Reflects Classes A and C of the Portfolio.
2.   Reflects Class B of the Portfolio.
3.   Reflects Class I of the Portfolio.
4. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies consistently followed by the Fund. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.
A. Investment Valuation — Investments in securities and investment companies traded on a U.S. securities exchange or the

NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or are deemed to be inaccurate by the Investment Adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.
B. Security Transactions and Investment Income — Security transactions are reflected as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified-cost basis. Dividend income is recorded on the ex-dividend date, net of foreign withholding taxes, if any, which are reduced by any amounts reclaimable by the Fund, where applicable. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted. In addition, it is the Fund’s policy to accrue for estimated capital gains taxes on foreign securities held by the Fund, which are subject to taxes. Net investment income (other than class-specific expenses) and unrealized and realized gains or losses are allocated daily to each class of shares of the Fund based upon the relative proportion of net assets of each class.
C. Federal Taxes — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, no federal tax provisions are required. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gains distributions, if any, are declared and paid annually.
The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with Federal income tax rules. Therefore, the source of the Fund’s distributions may be shown in the accompanying financial statements as either from net investment income or net realized gain, or from paid-in-capital.
In addition, distributions paid by the Fund’s investments in real estate investment trusts (“REITs”) often include a “return of capital” which is recorded by the Fund as a reduction of the cost basis of the securities held. The Code requires a REIT to distribute at least 95% of its taxable income to investors. In many cases, however, because of “non-cash” expenses such as property depreciation, an equity REIT’s cash flow will exceed its taxable income. The REIT may distribute this excess cash to offer a more competitive yield. This portion of the distribution is deemed a return of capital and is generally not taxable to shareholders.
The Portfolio had capital loss carryforwards as of its most recent fiscal year June 30, 2005 of $1,496,878 expiring on June 30, 2011. Utilization of this loss may be limited under the Code.
D. Expenses — Expenses incurred by the GS Trust that do not specifically relate to an individual fund of the GS Trust are allocated to the Funds on a straight-line or pro rata basis depending upon the nature of the expense.
Class A, Class B and Class C shareholders of the Fund bear all expenses and fees relating to their respective Distribution and service Plans. Service Shares bear all expenses and fees relating to its Service and Shareholder Administration Plans. Each class of shares separately bears its respective class-specific Transfer Agency fees.
E. Segregation Transactions — As set forth in the prospectus, the Fund may enter into certain derivative transactions to seek to increase total return. Forward foreign currency exchange contracts, futures contracts, written options, when-issued securities and forward commitments represent examples of such transactions. As a result of entering into these transactions, the Fund is required to segregate liquid assets on the accounting records equal to or greater than the market value of the corresponding transactions.
F. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund, including accrued interest, is required to equal or exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Fund may be delayed or limited and there may be a decline in the value of the collateral during the period while the Fund seeks to assert its rights. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under triparty repurchase agreements.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Fund, together with other registered investment companies having management agreements with Goldman Sachs Asset Management, L.P. (“GSAM”), or its affiliates, transfers uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements.
G. Futures Contracts — The Fund may enter into futures transactions to hedge against changes in interest rates, securities prices, currency exchange rates or to seek to increase total return. Futures contracts are valued at the last settlement price at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Fund is required to deposit with a broker, or the Fund’s custodian bank on behalf of the broker an amount of cash or securities equal to the minimum “initial margin” requirement of the associated futures exchange. Subsequent payments for futures contracts (“variation margin”) are paid or received by the Fund, dependent on the fluctuations in the value of the contracts, and are recorded for financial reporting purposes as unrealized gains or losses. When contracts are closed, the Fund realizes a gain or loss which is reported in the Statement of Operations.
The use of futures contracts involve, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statement of Assets and Liabilities. Changes in the value of the futures contract may not directly correlate with changes in the value of the underlying securities. This risk may decrease the effectiveness of the Fund’s strategies and potentially result in a loss.
5. AGREEMENTS
GSAM, an affiliate of Goldman, Sachs & Co. (“Goldman Sachs”), serves as investment adviser pursuant to an Investment Management Agreement (the “Agreement”) with the GS Trust on behalf of the Fund. Under this Agreement, GSAM manages the Fund, subject to the general supervision of the Trust’s Board of Trustees.
As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administering the Fund’s business affairs, including providing facilities, GSAM is entitled to a fee (“Management Fee”) computed daily and payable monthly. Effective January 1, 2005, GSAM has voluntarily agreed to waive a portion of its Management Fees equal to 0.01% of the Funds average daily net assets, until further notice.
At a meeting held on June 16, 2005, the Board of Trustees of the GS Trust approved a Fee Reduction Commitment for the Fund which will be effective on a contractual basis in 2006. Effective July 1, 2005, GSAM implemented the Fee Reduction Commitment on a voluntary basis and waive a portion of its Management Fee to achieve the following annual rates:

Average Daily Net Assets	Annual Rate

First $2 Billion	0.85%
Over $2 Billion	0.77%

For the twelve months ended August 31, 2005, GSAM has waived Management Fees of approximately $9,000.
GSAM has voluntarily agreed to limit certain “Other Expenses” of the Fund (excluding Management Fees, Transfer Agency fees, taxes, interest, brokerage fees and litigation, indemnification, shareholder meeting and other extraordinary expenses exclusive of any expense offset arrangements) to the extent that such expenses exceed, on an annual basis, 0.044% of the average daily net assets of the Fund. Such expense reimbursements, if any, are computed daily and paid monthly. In addition, the Fund is not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any.
Effective December 30, 2005, GSAM has agreed to voluntarily waive a portion of its Management fee equal to 0.04% of the Fund’s average daily net assets. Also effective December 30, 2005, GSAM has agreed to voluntarily reduce or limit “All Other Expenses” of the Fund (with the exclusion mentioned above) to 0.004% of the Fund’s average daily net assets.
The GS Trust, on behalf of the Fund, has adopted Distribution and Service Plans (the “Plans”). Under the Plans, Goldman Sachs and/or Authorized Dealers are entitled to a monthly fee for distribution services equal to, on an annual basis, to 0.25%, 0.75% and 0.75% of the Fund’s average daily net assets attributable to Class A, Class B and Class C Shares, respectively. Additionally, Goldman Sachs and/or Authorized Dealers are entitled to receive, under the Plans, a separate fee for personal and account maintenance services equal to, on an annual basis, 0.25% of the Funds’ average daily net assets attributable to Class B and Class C Shares. For the year ended August 31, 2005, Goldman Sachs advised the Funds that it retained approximately $57,500 and $300 for Class A and Class B Shares, respectively.
Goldman Sachs serves as Distributor of the shares of the Fund pursuant to a Distribution Agreement. Goldman Sachs may receive a portion of the Class A sales load and Class B and Class C contingent deferred sales charges. During the twelve months ended August 31, 2005, Goldman Sachs advised the Fund that it retained approximately $57,500 for Class A sales loads and $300 for Class B contingent deferred sales charges.
Goldman Sachs also serves as Transfer Agent of the Fund for a fee. Fees charged for such transfer agency services are calculated daily and payable monthly at an annual rate as follows: 0.19% of the average daily net assets for Class A, B and Class C shares and

0.04% of the average daily net assets for Institutional and Service shares of the Fund.
The GS Trust, on behalf of the Fund, has adopted a Service Plan and Shareholder Administration Plan (the “Plans”). These Plans allow for Service Shares to compensate service organizations for providing varying levels of personal and account administration and shareholder administration services to their customers who are beneficial owners of such shares. The Plans provide for compensation to the service organizations in an amount up to, on an annualized basis, 0.25% and 0.25%, respectively, of the average daily net asset value of the Service Shares.
For the twelve months ended August 31, 2005, GSAM has voluntarily agreed to reimburse certain expenses. In addition, the Fund has entered into certain offset arrangements with the custodian resulting in a reduction of the Fund’s expenses. Goldman Sachs, as Transfer Agent, voluntarily made a payment to the Fund related to certain earnings credits that reduced transfer agent fees. For the twelve months ended August 31, 2005, the Fund had expense reductions of approximately $9,000, $341,000, $6,000 and $3,000 due to Management Fee Waivers, Other Expense Reimbursements, Custody Fee Reductions and Transfer Agent Fee Reductions, respectively.
At August 31, 2005, amounts owed to affiliates were approximately $397,000, $70,000, and $44,000 for Management, Distribution and Service, and Transfer Agent fees, respectively.
6. SECURITIES LENDING
Pursuant to exemptive relief granted by the SEC and the terms and conditions contained therein, the Fund may lend its securities through a securities lending agent, Boston Global Advisers (“BGA”) — a wholly owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs. In accordance with the Fund’s securities lending procedures, the loans are collateralized at all times with cash and/or securities with a market value at least equal to the securities on loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. As with other extensions of credit, the Fund bears the risk of delay on recovery or loss of rights in the collateral should the borrower of the securities fail financially.
Both the Fund and BGA receive compensation relating to the lending of the Fund’s securities. The amount earned by the Fund for the twelve months ended August 31, 2005, is reported parenthetically on the Statement of Operations. For the twelve months ended August 31, 2005, BGA earned $101,946 in fees as securities lending agent and the Fund received $123,956 in earnings from lending. At August 31, 2005, the Fund loaned securities having a market value of $70,863,370 collateralized by cash in the amount of $71,346,325. The Fund invests the cash collateral received in connection with securities lending transactions in the Enhanced Portfolio of Boston Global Investment Trust, a Delaware statutory trust. The Enhanced Portfolio is exempt from registration under Section 3(c)(7) of the Act and is managed by GSAM, for which GSAM receives an investment advisory fee of up to 0.10% of the average daily net assets of the Enhanced Portfolio. The Enhanced Portfolio invests in high quality money market instruments. The Fund bears the risk of incurring a loss from the investment of cash collateral due to either credit or market factors.

Pro Forma Combined Statement of Investments for the Goldman Sachs Trust Core Fixed Income Fund and the First Funds Intermediate Bond Portfolio
October 31, 2005 (Unaudited)

					Interest	Maturity
Principal Amount				Description	Rate	Date	Value
GS Core Fixed	FF Intermediate		Combined				GS Core Fixed	FF Intermediate		Combined
Income	Bond	adjustment	Proforma				Income	Bond	adjustment	Proforma

				CORPORATE BONDS — 20.2%
				Automotive — 1.1%
				Dana Corp.
1,200,000	—	—	1,200,000		5.85	01/15/15	$882,000	$—	$—	$882,000
				Ford Motor Credit Co.
3,825,000	—	—	3,825,000		6.88	02/01/06	3,823,034	—	—	3,823,034
				Ford Motor Credit Co.
1,500,000	7,000,000	—	8,500,000		6.50	01/25/07	1,481,595	6,916,931	—	8,398,526
				General Motors Acceptance Corp.
2,575,000	—	—	2,575,000		6.75	01/15/06	2,577,629	—	—	2,577,629
				General Motors Acceptance Corp.(EUR)
1,875,000	—	—	1,875,000		4.00	02/09/06	2,238,330	—	—	2,238,330
				General Motors Acceptance Corp.
1,850,000	—	—	1,850,000		5.75	02/14/06	2,225,361	—	—	2,225,361
				General Motors Acceptance Corp.
3,250,000	—	—	3,250,000		6.88	09/15/11	3,151,262	—	—	3,151,262

							16,379,211	6,916,931	—	23,296,142

				Banks — 4.2%
				AmSouth Bank (a)
—	5,100,000	—	5,100,000		6.45	02/01/08	—	5,263,741	—	5,263,741
				ANZ Capital Trust I (a)(b)
3,500,000	—	—	3,500,000		5.36	12/15/13	3,436,863	—	—	3,436,863
				Associates Corp. NA
2,000,000	—	—	2,000,000		8.55	07/15/09	2,239,972	—	—	2,239,972
				Astoria Financial Corp.
4,600,000	—	—	4,600,000		5.75	10/15/12	4,631,589	—	—	4,631,589
				Bank of America Corp.
500,000	—	—	500,000		5.88	02/15/09	513,460	—	—	513,460
				Bank of America Corp.
—	4,940,000	—	4,940,000		4.88	01/15/13	—	4,849,810	—	4,849,810
				Citigroup, Inc.
2,000,000	—	—	2,000,000		7.25	10/15/11	2,224,818	—	—	2,224,818
				Development Bank of Singapore Ltd. (a)(c)
3,625,000	—	—	3,625,000		5.00	11/15/19	3,512,527	—	—	3,512,527
				First Union National Bank
—	5,000,000	—	5,000,000		7.88	02/15/10	—	5,557,015	—	5,557,015
				Fleet Boston Financial Corp.
1,000,000	—	—	1,000,000		6.50	03/15/08	1,035,382	—	—	1,035,382
				Fleet Boston Financial Corp.
450,000	—	—	450,000		7.38	12/01/09	487,891	—	—	487,891
				Greater Bay Bancorp
2,900,000	—	—	2,900,000		5.13	04/15/10	2,863,620	—	—	2,863,620
				GreenPoint Financial Corp.
2,400,000	—	—	2,400,000		3.20	06/06/08	2,298,288	—	—	2,298,288
				Key Bank
—	5,500,000	—	5,500,000		5.00	07/17/07	—	5,508,717	—	5,508,717
				HBOS Capital Funding LP (a)(b)(c)
4,325,000	—	—	4,325,000		6.07	06/30/14	4,451,826	—	—	4,451,826
				MIZUHO JGB Investment LLC (a)(b)(c)
1,600,000	—	—	1,600,000		9.87	06/30/08	1,771,395	—	—	1,771,395
				National Australia Bank Ltd.
2,000,000	—	—	2,000,000		8.60	05/19/10	2,280,571	—	—	2,280,571
				Popular North America, Inc.
4,500,000	—	—	4,500,000		6.13	10/15/06	4,552,553	—	—	4,552,553
				Regions Bank
—	2,530,000	—	2,530,000		2.90	12/15/06	—	2,473,879	—	2,473,879
				Regions Financial Corp.
—	4,500,000	—	4,500,000		7.00	03/01/11	—	4,900,054	—	4,900,054
				Resona Bank Ltd. (a)(b)
3,500,000	—	—	3,500,000		5.85	04/15/16	3,378,273	—	—	3,378,273
				Resona Bank Ltd. (a)(b) EUR
2,675,000	—	—	2,675,000		4.13	04/15/16	3,137,021	—	—	3,137,021
				Sovereign Bancorp, Inc.(c)
700,000	—	—	700,000		4.17	08/25/06	701,203	—	—	701,203
				Sovereign Bank
1,000,000	—	—	1,000,000		4.00	02/01/08	982,596	—	—	982,596
				Sovereign Bank
500,000	—	—	500,000		5.13	03/15/13	489,061	—	—	489,061
				Sovereign Bank(c)
2,550,000	—	—	2,550,000		4.38	08/01/13	2,489,640	—	—	2,489,640
				Synovus Financial Corp.
—	1,775,000	—	1,775,000		4.88	02/15/13	—	1,725,841	—	1,725,841
				Union Planters Bank
75,000	—	—	75,000		5.13	06/15/07	75,388	—	—	75,388

				Union Planters Corp.
150,000	—	—	150,000		7.75	03/01/11	168,243	—	—	168,243
				US Bank
—	7,000,000	—	7,000,000		6.30	02/04/14	—	7,526,785	—	7,526,785
				Washington Mutual Bank
—	5,000,000	—	5,000,000		5.13	01/15/15	—	4,848,080	—	4,848,080
				Wells Fargo Bank NA
1,000,000	—	—	1,000,000		6.45	02/01/11	1,063,067	—	—	1,063,067

							48,785,247	42,653,922	—	91,439,169

				Brokerage — 1.4%
				Bear Stearns Co.
—	6,330,000	—	6,330,000		5.70	01/15/07	—	6,391,224	—	6,391,224
				Donaldson, Lufkin & Jenrette, Inc.
—	1,000,000	—	1,000,000		6.88	11/01/05	—	1,000,000	—	1,000,000
				Goldman Sachs Group, Inc.
—	3,500,000	(3,500,000)	—		6.88	01/15/11	—	3,760,348	(3,760,348)	—
				J.P. Morgan Chase & Co.
—	4,065,000	—	4,065,000		5.25	05/30/07	—	4,096,943	—	4,096,943
				Lehman Brothers, Inc.
—	4,500,000	—	4,500,000		6.63	01/18/12	—	4,834,656	—	4,834,656
				Lehman Brothers Holdings E-Capital Trust I (a)(c)
1,675,000	—	—	1,675,000		4.59	08/19/65	1,678,822	0	—	1,678,822
				Merrill Lynch & Co., Inc.
—	5,400,000	—	5,400,000		2.94	01/30/06	—	5,381,759	—	5,381,759
				Merrill Lynch & Co., Inc.
—	2,580,000	—	2,580,000		7.00	01/15/07	—	2,647,114	—	2,647,114
				Merrill Lynch & Co., Inc.
1,000,000	—	—	1,000,000		6.38	10/15/08	1,039,023	—	—	1,039,023
				Merrill Lynch & Co., Inc.
1,000,000	—	—	1,000,000		6.00	02/17/09	1,029,186	—	—	1,029,186
				Morgan Stanley Group, Inc.
3,000,000	—	—	3,000,000		5.05	01/21/11	2,973,807	—	—	2,973,807

							6,720,838	28,112,044	(3,760,348)	31,072,534

				Capital Goods — 0.2%
				Boeing Capital Corp.
—	1,125,000	—	1,125,000		5.65	05/15/06	—	1,132,669	—	1,132,669
				Dover Corp.
—	3,525,000	—	3,525,000		6.45	11/15/05	—	3,527,045	—	3,527,045

							—	4,659,714	—	4,659,714

				Captive Financial — 0.1%
				Nelnet, Inc.
2,580,000	—	—	2,580,000		5.13	06/01/10	2,506,136	—	—	2,506,136

				Chemicals — 0.0%
				Lubrizol Corp.
875,000	—	—	875,000		7.25	06/15/25	946,065	—	—	946,065

							946,065	—	—	946,065

				Diversified Manufacturing — 0.3%
				Tyco International Group Participation Certificate(a)
3,525,000	—	—	3,525,000		4.44	06/15/07	3,498,069	—	—	3,498,069
				Tyco International Group SA
1,000,000	—	—	1,000,000		6.38	02/15/06	1,004,760	—	—	1,004,760
				Tyco International Group SA
2,000,000	—	—	2,000,000		5.80	08/01/06	2,013,262	—	—	2,013,262

							6,516,091	—	—	6,516,091

				Electric — 0.9%
				Calenergy, Inc.
1,500,000	—	—	1,500,000		7.63	10/15/07	1,568,040	—	—	1,568,040
				Centerpoint Energy, Inc.
550,000	—	—	550,000		7.25	09/01/10	589,137	—	—	589,137
				FirstEnergy Corp.
4,050,000	—	—	4,050,000		7.38	11/15/31	4,601,950	—	—	4,601,950
				Nisource Finance Corp.
5,000,000	—	—	5,000,000		3.43	11/23/09	5,014,725	—	—	5,014,725
				Southern California Edison Co.
750,000	—	—	750,000		6.38	01/15/06	752,605	—	—	752,605
				TXU Corp.
1,000,000	—	—	1,000,000		6.50	11/15/24	901,796	—	—	901,796
				TXU Corp. Series O
5,250,000	—	—	5,250,000		4.80	11/15/09	4,975,168	—	—	4,975,168

							18,403,421	—	—	18,403,421

				Entertainment — 0.1%
				Time Warner Entertainment Co. LP
2,175,000	—	—	2,175,000		8.38	03/15/23	2,569,664	—	—	2,569,664

				Environmental — 0.1%
				Waste Management, Inc.
2,000,000	—	—	2,000,000		7.38	08/01/10	2,173,368	—	—	2,173,368

				Food & Beverage — 0.0%
				Tyson Foods, Inc.
—	350,000	—	350,000		7.25	10/01/06	356,688	—	—	356,688

				Gaming — 0.3%
				Caesars Entertainment, Inc.
1,745,000	—	—	1,745,000		7.50	09/01/09	1,858,425	—	—	1,858,425
				Harrahs Operating Co., Inc.
2,475,000	—	—	2,475,000		5.50	07/01/10	2,455,284	—	—	2,455,284
				MGM Mirage, Inc.
850,000	—	—	850,000		8.50	09/15/10	911,625	—	—	911,625
				Park Place Entertainment Corp.
950,000	—	—	950,000		8.50	11/15/06	982,371	—	—	982,371

							6,207,705	—	—	6,207,705

				Gas — 0.4%
				Consolidated Natural Gas Co.
—	5,385,000	—	5,385,000		5.00	12/01/14	—	5,213,412	—	5,213,412
				Oneok, Inc.
—	2,900,000	—	2,900,000		7.75	08/15/06	—	2,960,500	—	2,960,500

							—	8,173,912	—	8,173,912

The accompanying notes are an integral part of these pro forma financial statements.

					Interest	Maturity
Principal Amount				Description	Rate	Date	Value
GS Core Fixed	FF Intermediate		Combined				GS Core Fixed	FF Intermediate		Combined
Income	Bond	adjustment	Proforma				Income	Bond	adjustment	Proforma

				Home Construction — 0.2%
				D.R. Horton, Inc.
3,425,000	—	—	3,425,000		5.38	06/15/12	$3,261,504	$—	$—	$3,261,504

				Health Care — 0.5%

				Abbot Laboratories
—	3,500,000	—	3,500,000		5.63	07/01/06	—	3,525,144	—	3,525,144
				Bristol-Meyers Squibb Co.
—	7,000,000	—	7,000,000		5.75	10/01/11	—	7,241,353	—	7,241,353

							—	10,766,497	—	10,766,497

				Intergrated — 0.1%
				Amerada Hess Corp.
2,250,000	—	—	2,250,000		7.13	03/15/33	2,489,616	—	—	2,489,616

				Life Insurance — 1.1%
				AIG Sunamerica Global Financing (a)
—	5,000,000	—	5,000,000		5.85	08/01/08	—	5,114,335	—	5,114,335
				Allstate Financial Global Funding II (a)
—	7,665,000	—	7,665,000		2.63	04/15/07	—	7,411,879	—	7,411,879
				Berkshire Hathaway Inc.
—	7,000,000	—	7,000,000		4.63	10/15/13	—	6,768,125	—	6,768,125
				Cigna Corp.
—	1,350,000	—	1,350,000		6.38	01/15/06	—	1,354,856	—	1,354,856
				Hartford Life, Inc.
200,000	—	—	200,000		7.10	06/15/07	206,815	—	—	206,815
				Principal Financial Group Australia(a)
2,750,000	—	—	2,750,000		8.20	08/15/09	3,019,244	—	—	3,019,244
				Reinsurance Group of America, Inc.
550,000	—	—	550,000		6.75	12/15/11	579,057	—	—	579,057

							3,805,116	20,649,195	—	24,454,311

				Media-Cable — 0.9%
				Comcast Cable Communications Holdings, Inc.
2,300,000	—	—	2,300,000		8.38	03/15/13	2,648,818	—	—	2,648,818
				Comcast Cable Communications Holdings, Inc.
3,450,000	—	—	3,450,000		9.46	11/15/22	4,468,522	—	—	4,468,522
				Comcast Cable Communications, Inc.
2,250,000	—	—	2,250,000		6.38	01/30/06	2,259,697	—	—	2,259,697
				Comcast Cable Communications, Inc.
550,000	—	—	550,000		10.50	06/15/06	566,362	—	—	566,362
				Cox Communications, Inc.
2,925,000	—	—	2,925,000		4.63	01/15/10	2,821,903	—	—	2,821,903
				Cox Enterprises, Inc.(a)
2,825,000	—	—	2,825,000		4.38	05/01/08	2,760,822	—	—	2,760,822
				Lenfest Communications, Inc.
2,000,000	—	—	2,000,000		8.38	11/01/05	2,000,000	—	—	2,000,000
				Rogers Cable, Inc.
1,575,000	—	—	1,575,000		5.50	03/15/14	1,449,000	—	—	1,449,000

							18,975,124	—	—	18,975,124

				Media-Non Cable — 0.4%
				Clear Channel Communications, Inc.
5,325,000	—	—	5,325,000		8.00	11/01/08	5,672,162	—	—	5,672,162
				Clear Channel Communications, Inc.
850,000	—	—	850,000		6.88	06/15/18	846,091	—	—	846,091
				Clear Channel Communications, Inc.
1,875,000	—	—	1,875,000		7.25	10/15/27	1,890,321	—	—	1,890,321

							8,408,574	—	—	8,408,574
n
				Noncaptive-Financial — 1.6%
				American General Finance Corp.
2,000,000	—	—	2,000,000		6.10	05/22/06	2,016,274	—	—	2,016,274
				American General Finance Corp.
250,000	—	—	250,000		5.75	03/15/07	252,717	—	—	252,717
				American General Finance Corp.
200,000	—	—	200,000		2.75	06/15/08	188,881	—	—	188,881
				Countrywide Financial Corp. (c)
3,775,000	—	—	3,775,000		4.75	04/01/11	3,774,396	—	—	3,774,396
				GATX Financial Corp.
3,650,000	—	—	3,650,000		5.13	04/15/10	3,598,944	—	—	3,598,944
				General Electric Capital Corp.
3,000,000	—	—	3,000,000		7.38	01/19/10	3,272,940	—	—	3,272,940
				General Electric Corp.
—	6,710,000	—	6,710,000		4.38	11/21/11	—	6,485,269	—	6,485,269
				HSBC Finance Corp.
2,000,000	—	—	2,000,000		4.13	11/16/09	1,926,389	—	—	1,926,389
				HSBC Finance Corp.
1,000,000	—	—	1,000,000		6.38	10/15/11	1,054,324	—	—	1,054,324
				International Lease Finance Corp.
—	1,950,000	—	1,950,000		4.00	01/17/06	—	1,947,986	—	1,947,986
				PHH Corp.
7,950,000	—	—	7,950,000		6.00	03/01/08	8,007,813	—	—	8,007,813
				Wells Fargo Financial, Inc.
2,000,000	—	—	2,000,000		5.88	08/15/08	2,050,096	—	—	2,050,096

							26,142,774	8,433,255	—	34,576,029

				Pipelines — 0.6%
				CenterPoint Energy Resources Corp.
100,000	—	—	100,000		7.88	04/01/13	112,943	—	—	112,943
				CenterPoint Energy Resources Corp.
5,725,000	—	—	5,725,000		5.95	01/15/14	5,787,643	—	—	5,787,643
				Energy Transfer Partners (a)
5,850,000	—	—	5,850,000		5.65	08/01/12	5,685,931	—	—	5,685,931
				Panhandle Eastern Pipeline
1,350,000	—	—	1,350,000		4.80	08/15/08	1,330,391	—	—	1,330,391

							12,916,908	—	—	12,916,908

				Property/Casualty Insurance — 1.9%
				ACE INA Holdings, Inc.
350,000	—	—	350,000		8.30	08/15/06	359,314	—	—	359,314
				ACE Ltd.
6,675,000	—	—	6,675,000		6.00	04/01/07	6,668,344	—	—	6,668,344
				AmerUs Group Co.
4,025,000	—	—	4,025,000		5.95	08/15/15	3,948,300	—	—	3,948,300
				Arch Capital Group Ltd.
3,200,000	—	—	3,200,000		7.35	05/01/34	3,316,187	—	—	3,316,187
				Asif Global Financial XXIII(a)
1,875,000	—	—	1,875,000		3.90	10/22/08	1,818,878	—	—	1,818,878
				CNA Financial Corp.
1,375,000	—	—	1,375,000		6.75	11/15/06	1,395,955	—	—	1,395,955
				CNA Financial Corp.
98,000	—	—	98,000		6.60	12/15/08	101,631	—	—	101,631
				CNA Financial Corp.
500,000	—	—	500,000		5.85	12/15/14	489,306	—	—	489,306
				Endurance Specialty Holdings Ltd.
925,000	—	—	925,000		6.15	10/15/015	914,367	—		914,367
				Endurance Specialty Holdings Ltd.
2,425,000	—	—	2,425,000		7.00	07/15/34	2,423,844	—	—	2,423,844
				Hartford Financial Services Group, Inc.
2,000,000	—	—	2,000,000		7.90	06/15/10	2,221,363	—	—	2,221,363
				Liberty Mutual Group
1,550,000	—	—	1,550,000		5.75	03/15/14	1,492,159	—	—	1,492,159
				Liberty Mutual Group
2,925,000	—	—	2,925,000		7.00	03/15/34	2,885,635	—	—	2,885,635
				QBE Insurance Group Ltd.(a)(c)
3,150,000	—	—	3,150,000		5.65	07/01/23	3,099,449	—	—	3,099,449
				Royal & Sun Alliance Insurance Group PLC(b)
1,225,000	—	—	1,225,000		8.50	12/08/14	2,510,030	—		2,510,030
				SAFECO Corp.
5,000,000	—	—	5,000,000		6.88	07/15/07	5,136,620	—	—	5,136,620
				Zurich Capital Trust I(a)
2,500,000	—	—	2,500,000		8.38	06/01/37	2,704,055	—	—	2,704,055

							41,485,437	—	—	41,485,437

				Railroads — 0.1%
				CSX Corp.
2,000,000	—	—	2,000,000		6.40	06/15/09	2,085,430	—	—	2,085,430

				Real Estate Investment Trusts (REITs) — 0.7%
				Brandywine Operating Partnership LP
3,740,000	—	—	3,740,000		4.50	11/01/09	3,595,068	—	—	3,595,068
				EOP Operating LP
1,500,000	—	—	1,500,000		7.75	11/15/07	1,575,750	—	—	1,575,750
				iStar Financial, Inc.
3,275,000	—	—	3,275,000		5.70	03/01/14	3,211,101	—	—	3,211,101
				Liberty Property LP
1,100,000	—	—	1,100,000		7.25	03/15/11	1,182,400	—	—	1,182,400
				Simon Property Group LP
200,000	—	—	200,000		7.38	01/20/06	201,130	—	—	201,130
				Simon Property Group LP
600,000	—	—	600,000		6.38	11/15/07	617,444	—	—	617,444
				Simon Property Group LP
1,625,000	—	—	1,625,000		7.00	06/15/08	1,696,172	—		1,696,172
				Simon Property Group LP
3,425,000	—	—	3,425,000		4.60	06/15/10	3,344,824	—	—	3,344,824

							15,423,889	—	—	15,423,889

				Technology(a) — 0.2%
				Computer Associates. Inc.
4,975,000	—	—	4,975,000		4.75	12/01/09	4,814,449	—	—	4,814,449

				Tobacco — 0.2%
				Altria Group, Inc.
475,000	—	—	475,000		7.00	11/04/13	511,769	—	—	511,769
				Altria Group, Inc.
750,000	—	—	750,000		7.75	01/15/27	857,659	—	—	857,659
				Philip Morris Companies, Inc.
2,550,000	—	—	2,550,000		6.95	06/01/06	2,580,886	—	—	2,580,886

							3,950,314	—	—	3,950,314

				Telecommunications — 0.8%
				AT&T Broadband Corp.
—	5,095,000	—	5,095,000		8.38	03/15/13	—	5,868,966	—	5,868,966
				BellSouth Corp.
—	7,000,000	—	7,000,000		6.00	10/15/11	—	7,248,115	—	7,248,115
				GTE Corp.
—	5,000,000	—	5,000,000		6.90	11/01/08	—	5,156,515	—	5,156,515

							—	18,273,596	—	18,273,596

				Wireless Telecommunications — 0.6%
				America Movil SA de CV
1,100,000	—	—	1,100,000		4.13	03/01/09	1,059,421	—	—	1,059,421
				America Movil SA de CV
1,800,000	—	—	1,800,000		5.50	03/01/14	1,742,661	—	—	1,742,661
				America Movil SA de CV
1,600,000	—	—	1,600,000		6.38	03/01/35	1,501,824	—	—	1,501,824
				AT&T Wireless Services, Inc.
2,750,000	—	—	2,750,000		7.88	03/01/11	3,066,394	—	—	3,066,394
				Intelsat
3,850,000	—	—	3,850,000		5.25	11/01/08	3,522,750	—	—	3,522,750
				Verizon Wireless Communications Inc.
—	3,000,000	—	3,000,000		5.38	12/15/06	—	3,016,554	—	3,016,554

							10,893,050	3,016,554	—	13,909,604

The accompanying notes are an integral part of these pro forma financial statements.

					Interest	Maturity
Principal Amount				Description	Rate	Date	Value
GS Core Fixed	FF Intermediate		Combined				GS Core Fixed	FF Intermediate		Combined
Income	Bond	adjustment	Proforma				Income	Bond	adjustment	Proforma

				Wirelines Telecommunications — 1.1%
				Ameritech Capital Funding
775,000	—	—	775,000		6.25	05/18/09	$801,970	$—	$—	$801,970
				Deutsche Telekom International Finance BV
3,225,000	—	—	3,225,000		8.25	06/15/05	3,992,582	—	—	3,992,582
				Qwest Capital Funding, Inc.
1,250,000	—	—	1,250,000		7.75	08/15/06	1,268,750	—	—	1,268,750
				Qwest Capital Funding, Inc.
500,000	—	—	500,000		7.90	08/15/10	496,250	—	—	496,250
				SBC Communications, Inc.
2,725,000	—	—	2,725,000		4.13	09/15/09	2,620,107	—	—	2,620,107
				SBC Communications, Inc.
1,000,000	—	—	1,000,000		5.88	02/01/12	1,024,351	—	—	1,024,351
				Sprint Capital Corp.
300,000	—	—	300,000		6.00	01/15/07	303,840	—	—	303,840
				Sprint Capital Corp.
3,850,000	—	—	3,850,000		6.88	11/15/28	4,109,759	—	—	4,109,759
				Telecom Italia Capital(a)
1,025,000	—	—	1,025,000		4.00	01/15/10	974,347	—	—	974,347
				Telecom Italia Capital(a)
2,625,000	—	—	2,625,000		4.95	09/30/14	2,490,755	—	—	2,490,755
				TPSA Finance BV(a)
2,200,000	—	—	2,200,000		7.75	12/10/08	2,361,577	—	—	2,361,577
				TPSA Finance BV(a)
2,500,000	—	—	2,500,000		7.63	01/30/11	2,751,060	—	—	2,751,060

							23,195,348	—	—	23,195,348

				TOTAL CORPORATE BONDS
				(Cost $291,374,543, $152,624,343, ($3,768,717), and $440,230,169, respectively)			$289,411,967	$151,655,620	$(3,760,348)	$437,307,239

				Emerging Market Debt — 0.2%
				Pemex Finance Ltd.
350,000	—	—	350,000		8.02	05/15/07	356,871	—	—	356,871
				Pemex Finance Ltd.
700,000	—	—	700,000		9.15	11/15/18	821,687	—	—	821,687
				State of Qatar
2,180,000	—	—	2,180,000		9.75	06/15/30	3,237,300	—	—	3,237,300

				TOTAL EMERGING MARKET DEBT
				(Cost $4,176,355, $0, $0, and $4,176,355, respectively)			$4,415,858	$—	$—	$4,415,858

				Mortgage-Backed Obligations — 40.4%
				Adjustable Rate Federal National Mortgage Association (FNMA)(c) — 0.0%
				FNMA
111,386	—	—	111,386		4.49	03/01/33	111,276	—	—	111,276

				Adjustable Rate Non-Agency(c) — 10.3%
				Bank of America Mortgage Securities, Inc. Series 2002-H, Class 1A2
515,755	—	—	515,755		5.02	08/25/32	514,112	—	—	514,112
				Bear Stearns Adjustable Rate Mortgage Trust Series 2003-5, Class 1A1
521,541	—	—	521,541		4.14	08/25/33	522,500	—	—	522,500
				Bear Stearns Alternative-A Trust Series 2005-8, Class 11A1
5,658,171	—	—	5,658,171		4.31	10/25/35	5,670,959	—	—	5,670,959
				Countrywide Alternative Loan Trust Series 2005-51, Class 2A1
13,978,075	—	—	13,978,075		4.14	11/20/35	13,985,721	—	—	13,985,721
				Countrywide Alternative Loan Trust Series 2005-51, Class 4A1
11,969,382	—	—	11,969,382		4.16	11/20/35	11,973,393	—	—	11,973,393
				Countrywide Alternative Loan Trust Series 2005-59, Class 1A1
23,983,112	—	—	23,983,112		4.17	11/20/35	24,021,724	—	—	24,021,724
				Countrywide Home Loans Series 2003-37, Class 1A1
343,238	—	—	343,238		3.95	08/25/33	344,514	—	—	344,514
				CS First Boston Mortgage Securities Corp. Series 2003-AR9, Class 2A2
292,443	—	—	292,443		5.10	03/25/33	291,462	—	—	291,462
				Downey Savings & Loan Association Mortgage Loan Trust Series 2005-AR6, Class 2A1A
14,406,810	—	—	14,406,810		4.29	10/19/45	14,406,810	—	—	14,406,810
				Harborview Mortgage Loan Trust Series 2005-10. Class 2A1A
4,989,096			4,989,096		4.10	11/19/35	4,991,924	—	—	4,991,924
				Lehman XS Trust Series 2005-5N, Class 2A1A
18,000,000			18,000,000		4.38	11/25/35	17,988,750	—	—	17,988,750
				Master Adjustable Rate Mortgages Trust Series 2004-9, Class 2A1
2,169,107	—	—	2,169,107		4.42	11/25/34	2,175,511	—	—	2,175,511
				MLCC Mortgage Investors, Inc. Series 2004-E, Class A2B
13,807,603	—	—	13,807,603		4.45	11/25/29	13,783,963	—	—	13,783,963
				Sequoia Mortgage Trust Series 2003-4, Class 1A2
8,218,381	—	—	8,218,381		4.18	07/20/33	8,230,243	—	—	8,230,243
				Structured Asset Securities Corp. Series 2003-37A, Class 3A7
7,037,143	—	—	7,037,143		4.52	12/25/33	6,968,179	—	—	6,968,179
				Washington Mutual Series 2002-AR19, Class A7
1,278,372	—	—	1,278,372		4.68	02/25/33	1,267,687	—	—	1,267,687
				Washington Mutual Series 2005-AR13, Class A1A1
25,000,000	—	—	25,000,000		4.33	10/25/45	25,000,000	—	—	25,000,000
				Washington Mutual Series 2005-AR15, Class A1A
23,000,000	—	—	23,000,000		4.32	12/25/40	23,000,000	—	—	23,000,000
				Washington Mutual Series 2005-AR8, Class A2A1
29,260,402	—	—	29,260,402		4.41	07/25/45	29,141,605	—	—	29,141,605
				Wells Fargo Mortgage Backed Securities Trust Series 2005-AR16, Class 1A1
19,325,414	—	—	19,325,414		4.98	10/25/35	19,198,446	—	—	19,198,446

							223,477,503	—	—	223,477,503

				Collateralized Mortgage Obligations (CMOs) — 3.2% Interest Only(d) — 0.1%
				ABN AMRO Mortgage Corp. Series 2003-5, Class A2
3,573,072	—	—	3,573,072		5.50	04/25/33	222,802	—	—	222,802
				Countrywide Home Loan Trust Series 2003-42, Class 2X1(c)
3,952,000	—	—	3,952,000		0.39	10/25/33	28,432	—	—	28,432
				CS First Boston Mortgage Securities Corp. Series 2002-AR31, Class 5X(c)
4,407,235	—	—	4,407,235		0.00	11/25/32	4	—	—	4
				CS First Boston Mortgage Securities Corp. Series 2003-08, Class 3A2
679,542	—	—	679,542		5.50	04/25/33	29,238	—	—	29,238
				CS First Boston Mortgage Securities Corp. Series 2003-10, Class 3A13
585,234	—	—	585,234		5.75	05/25/33	28,384	—	—	28,384
				CS First Boston Mortgage Securities Corp. Series 2003-11, Class 1A2
470,564	—	—	470,564		5.50	06/25/33	25,014	—	—	25,014
				CS First Boston Mortgage Securities Corp. Series 2003-AR18, Class 2X(c)
4,484,687	—	—	4,484,687		0.78	07/25/33	49,977	—	—	49,977
				CS First Boston Mortgage Securities Corp. Series 2003-AR20, Class 2X
4,716,356	—	—	4,716,356		0.60	08/25/33	42,269	—	—	42,269
				FNMA Series 1992-24, Class N
586	—	—	586		7.89	03/25/07	2,934	—	—	2,934
				FNMA Series 1993-11, Class M
38,041	—	—	38,041		7.50	02/25/08	889	—	—	889
				Washington Mutual Series 2003-AR04, Class X1(c)
6,345,133	—	—	6,345,133		1.18	01/25/08	101,157	—	—	101,157
				Washington Mutual Series 2003-AR05, Class X1(c)
18,269,339	—	—	18,269,339		0.76	02/25/08	201,579	—	—	201,579
				Washington Mutual Series 2003-AR06, Class X2(c)
13,663,667	—	—	13,663,667		0.37	05/25/08	74,877	—	—	74,877
				Washington Mutual Series 2003-AR07, Class X(c)
21,970,727	—	—	21,970,727		0.95	06/25/08	310,446	—	—	310,446
				Washington Mutual Series 2003-AR12, Class X(c)
15,712,708	—	—	15,712,708		0.49	02/25/34	127,554	—	—	127,554
				Wells Fargo Mortgage Backed Securities Trust Series 2003-G, Class AI0(c)
15,221,306	—	—	15,221,306		0.77	06/25/33	200,617	—	—	200,617

							1,446,173	—	—	1,446,173

				Inverse Floaters(c) — 0.2%
				FHLMC Series 1544, Class M
88,559	—	—	88,559		12.27	07/15/08	93,457	—	—	93,457
				FNMA Series 1993-072, Class SA
36,103	—	—	36,103		13.50	05/25/08	38,435	—	—	38,435
				FNMA Series 1993-093, Class SA
54,995	—	—	54,995		15.70	05/25/08	59,525	—	—	59,525
				FNMA Series 1993-095, Class SE
49,762	—	—	49,762		16.62	06/25/08	55,070	—	—	55,070
				FNMA Series 1993-135, Class S
77,238	—	—	77,238		9.29	07/25/08	80,220	—	—	80,220
				FNMA Series 1993-175, Class SA
391,559	—	—	391,559		12.44	09/25/08	418,679	—	—	418,679
				GNMA Series 2001-48, Class SA
287,752	—	—	287,752		13.59	10/16/31	319,976	—	—	319,976
				GNMA Series 2001-51, Class SA
556,539	—	—	556,539		15.30	10/16/31	635,401	—	—	635,401
				GNMA Series 2001-51, Class SB
575,155	—	—	575,155		13.59	10/16/31	648,903	—	—	648,903
				GNMA Series 2001-59, Class SA
98,756	—	—	98,756		13.42	11/16/24	109,027	—	—	109,027
				GNMA Series 2002-11, Class SA
294,510	—	—	294,510		19.04	02/16/32	378,580	—	—	378,580
				GNMA Series 2002-13, Class SB
688,479	—	—	688,479		19.04	02/16/32	853,582	—	—	853,582
				Morgan Stanley Mortgage Trust Series 40, Class 16
843,963	—	—	843,963		9.56	01/20/22	849,012	—	—	849,012

							4,539,867	—	—	4,539,867

				Non-Agency CMO(c) — 0.7%
				Washington Mutual Series 2005-AR11, Class A1A
15,698,736	—	—	15,698,736				15,698,736	—	—	15,698,736

				Planned Amortization Class (PAC) CMOs — 0.3%
				FNMA REMIC Trust Series 1993-78, Class H
912,378	—	—	912,378		6.50	06/25/08	925,300	—	—	925,300
				FNMA Series 1993-201, Class K
1,425,070	—	—	1,425,070		6.50	01/25/23	1,422,813	—	—	1,422,813
				FNMA Series 1999-1, Class PG
3,792,980	—	—	3,792,980		6.50	04/25/28	3,818,385	—	—	3,818,385
				FNMA Series 1999-51, Class LG
745,459	—	—	745,459		6.50	12/25/28	748,925	—	—	748,925

							6,915,423	—	—	6,915,423

				Regular Floater CMOs(c) — 1.5%
				FHLMC Series 1537, Class F
535,572	—	—	535,572		3.40	06/15/08	533,349	—	—	533,349
				FNMA REMIC Trust Series 1993-175, Class FA
845,767	—	—	845,767		3.81	09/25/08	833,661	—	—	833,661
				FNMA REMIC Trust Series 1993-M1, Class A
19,330	—	—	19,330		6.00	04/25/20	19,330	—	—	19,330
				Impac CMB Trust Series 2004-10, Class 2A(c)
11,326,827	—	—	11,326,827		4.36	03/25/35	11,341,099	—	—	11,341,099
				Impac CMB Trust Series 2004-8, Class 1A(c)
5,694,448	—	—	5,694,448		4.40	10/25/34	5,714,435	—	—	5,714,435
				Impac CMB Trust Series 2005-6, Class 1A1(c)
12,741,939	—	—	12,741,939		4.29	10/25/35	12,736,464	—	—	12,736,464

							31,178,338	—	—	31,178,338

The accompanying notes are an integral part of these pro forma financial statements.

					Interest	Maturity
Principal Amount				Description	Rate	Date	Value
GS Core Fixed	FF Intermediate		Combined				GS Core Fixed	FF Intermediate		Combined
Income	Bond	adjustment	Proforma				Income	Bond	adjustment	Proforma

				Sequential Fixed Rate CMOs(c) — 0.4%
				Banc of America Mortgage Securities, Inc. Series 2002-9, Class 3A1
139,089	—	—	139,089		6.00	10/25/17	$141,219	—	$—	$141,219
				FHLMC Series 2367, Class BC
1,612,556	—	—	1,612,556		6.00	04/15/16	1,619,176	—	—	1,619,176
				FNMA Series 2001-M2, Class C
5,628,052	—	—	5,628,052		6.30	09/25/15	5,814,617	—	—	5,814,617

							7,575,012	—	—	7,575,012

				TOTAL Collateralized Mortgage Obligations (CMOs)			$67,353,549	$—	$—	$67,353,549

				Commercial Mortgage-Backed Securities (CMBS) — 1.2% Interest Only(a)(c)(d) — 0.1%
				Bear Stearns Commercial Mortgage Securities Inc. Series 2001-TOP2, Class X2
38,000,000	—	—	38,000,000		1.14	02/15/35	1,029,561	—	—	1,029,561
				CS First Boston Mortgage Securities Corp. Series 2002-CKS4, Class ASP
26,177,440	—	—	26,177,440		1.68	11/15/36	1,401,299	—	—	1,401,299

	—						2,430,860	—	—	2,430,860

	—			Sequential Fixed Rate CMBS — 1.1%
				Asset Securitization Corp. Series 1997-D4, Class A1D
784,636	—	—	784,636		7.49	04/14/29	808,456	—	—	808,456
				Commercial Mortgage Acceptance Corp. Series 1997-ML1, Class A3
2,800,000	—	—	2,800,000		6.57	12/15/30	2,850,903	—	—	2,850,903
				CS First Boston Mortgage Securities Corp. Series 1997-C2, Class A3
10,000,000	—	—	10,000,000		6.55	01/17/35	10,271,134	—	—	10,271,134
				First Union-Lehman Brothers Commercial Mortgage Services Series 1997-C1, Class A3
2,373,600	—	—	2,373,600		7.38	04/18/07	2,424,784	—	—	2,424,784
				Merrill Lynch Mortgage Investors, Inc. Series 1998-C2, Class A2
2,051,239	—	—	2,051,239		6.39	02/15/30	2,100,107	—	—	2,100,107
				Merrill Lynch Mortgage Investors, Inc. Series 1999-C1, Class A2
4,360,926	—	—	4,360,926		7.56	11/15/31	4,637,883	—	—	4,637,883

							23,093,267	—	—	23,093,267

				TOTAL Commercial Mortgage-Backed Securities (CMBs)			$25,524,127	$—	$—	$25,524,127

				Federal Home Loan Mortgage Corp. (FHLMC) — 7.8%
				FHLMC
—	9,000,000	—	9,000,000		5.00	01/30/14	—	8,780,616	—	8,780,616
				FHLMC
47,288	—	—	47,288		5.50	07/01/13	47,614	—	—	47,614
				FHLMC
301,840	—	—	301,840		5.50	12/01/13	303,924	—	—	303,924
				FHLMC
3,562,963	—	—	3,562,963		6.50	12/01/13	3,666,434	—	—	3,666,434
				FHLMC
97,052	—	—	97,052		5.50	02/01/14	97,722	—	—	97,722
				FHLMC
43,363	—	—	43,363		5.50	06/01/14	43,662	—	—	43,662
				FHLMC
88,951	—	—	88,951		5.50	09/01/14	89,564	—	—	89,564
				FHLMC
5,806	—	—	5,806		7.00	10/01/14	6,035	—	—	6,035
				FHLMC
2,201,426	—	—	2,201,426		6.00	12/01/14	2,237,661	—	—	2,237,661
				FHLMC
54,252	—	—	54,252		7.00	05/01/15	56,386	—	—	56,386
				FHLMC
158,894	—	—	158,894		8.00	07/01/15	169,611	—	—	169,611
				FHLMC
20,703	—	—	20,703		7.00	02/01/16	21,580	—	—	21,580
				FHLMC
62,631	—	—	62,631		7.00	03/01/16	65,299	—	—	65,299
				FHLMC
1,099,565	—	—	1,099,565		7.50	05/01/16	1,159,576	—	—	1,159,576
				FHLMC
4,503	—	—	4,503		7.00	10/01/17	4,721	—	—	4,721
				FHLMC
113,858	—	—	113,858		7.00	06/01/26	119,085	—	—	119,085
				FHLMC
64,513	—	—	64,513		7.50	03/01/27	68,150	—	—	68,150
				FHLMC
18,581	—	—	18,581		6.50	06/01/29	19,103	—	—	19,103
				FHLMC
3,224,647	—	—	3,224,647		6.50	12/01/29	3,319,090	—	—	3,319,090
				FHLMC
83,052	—	—	83,052		7.50	12/01/30	87,650	—	—	87,650
				FHLMC
75,812	—	—	75,812		7.50	01/01/31	80,009	—	—	80,009
				FHLMC
7,105,794	—	—	7,105,794		6.50	12/01/31	7,313,268	—	—	7,313,268
				FHLMC
103,664	—	—	103,664		6.50	03/01/32	106,351	—	—	106,351
				FHLMC
27,087	—	—	27,087		6.50	04/01/32	27,789	—	—	27,789
				FHLMC
249,104	—	—	249,104		6.50	07/01/32	255,559	—	—	255,559
				FHLMC
15,425,641	—	—	15,425,641		6.50	12/01/32	15,849,525	—	—	15,849,525
				FHLMC
1,131,070	—	—	1,131,070		6.50	04/01/33	1,161,355	—	—	1,161,355
				FHLMC
408,979	—	—	408,979		6.50	06/01/33	419,147	—	—	419,147
				FHLMC
1,926,967	—	—	1,926,967		6.50	08/01/33	1,976,903	—	—	1,976,903
				FHLMC
641,397	—	—	641,397		6.50	10/01/33	657,343	—	—	657,343
				FHLMC
1,430,861	—	—	1,430,861		6.50	11/01/33	1,466,434	—	—	1,466,434
				FHLMC
18,822,065	—	—	18,822,065		6.50	12/01/33	19,290,014	—	—	19,290,014
				FHLMC
636,978	—	—	636,978		6.50	01/01/34	652,814	—	—	652,814
				FHLMC
546,917	—	—	546,917		6.50	03/01/34	560,515	—	—	560,515
				FHLMC
21,807	—	—	21,807		6.50	06/01/34	22,348	—	—	22,348
				FHLMC
10,980,887	—	—	10,980,887		6.50	08/01/34	11,253,431	—	—	11,253,431
				FHLMC(e)
89,000,000	—	—	89,000,000		5.50	TBA-15yr	87,831,875	—		87,831,875

							160,507,547	8,780,616	—	169,288,163

				Federal National Mortgage Association (FNMA) — 17.9%
				FNMA
4,946,991	—	—	4,946,991		6.39	08/01/13	5,110,241	—	—	5,110,241
				FNMA
1,291,922	—	—	1,291,922		7.04	08/01/15	1,453,879	—	—	1,453,879
				FNMA
415,162	—	—	415,162		8.50	10/01/15	442,507	—	—	442,507
				FNMA
20,870	—	—	20,870		7.00	01/01/16	21,661	—	—	21,661
				FNMA
979,030	—	—	979,030		6.00	12/01/16	1,001,003	—	—	1,001,003
				FNMA
11,420,374	—	—	11,420,374		5.00	10/01/17	11,278,033	—	—	11,278,033
				FNMA
70,217,135	—	—	70,217,135		5.00	12/01/17	69,341,967	—	—	69,341,967
				FNMA
1,191,887	—	—	1,191,887		5.00	01/01/18	1,177,031	—	—	1,177,031
				FNMA
347,913	—	—	347,913		4.50	01/01/18	337,104	—	—	337,104
				FNMA
6,035,519	—	—	6,035,519		5.00	02/01/18	5,957,993	—	—	5,957,993
				FNMA
502,750	—	—	502,750		4.50	05/01/18	487,009	—	—	487,009
				FNMA
1,671,143	—	—	1,671,143		4.50	06/01/18	1,618,818	—	—	1,618,818
				FNMA
5,671,121	—	—	5,671,121		4.50	07/01/18	5,493,554	—	—	5,493,554
				FNMA
125,124	—	—	125,124		6.00	08/01/18	127,060	—	—	127,060
				FNMA
7,905,711	—	—	7,905,711		4.50	08/01/18	7,658,264	—	—	7,658,264
				FNMA
1,328,057	—	—	1,328,057		4.50	09/01/18	1,286,475	—	—	1,286,475
				FNMA
13,326,622	—	—	13,326,622		4.50	10/01/18	12,909,628	—	—	12,909,628
				FNMA
673,901	—	—	673,901		4.50	12/01/18	652,801	—	—	652,801
				FNMA
875,999	—	—	875,999		4.50	01/01/19	847,845	—	—	847,845
				FNMA
20,775,808	—	—	20,775,808		4.50	02/01/19	20,106,312	—	—	20,106,312
				FNMA
10,324,555	—	—	10,324,555		4.50	03/01/19	9,991,621	—	—	9,991,621
				FNMA
111,316	—	—	111,316		4.50	04/01/19	107,830	—	—	107,830
				FNMA
429,064	—	—	429,064		4.50	01/01/20	415,630	—	—	415,630
The accompanying notes are an integral part of these pro forma financial statements.

					Interest		Maturity
Principal Amount				Description	Rate		Date	Value
GS Core Fixed	FF Intermediate		Combined					GS Core Fixed	FF Intermediate		Combined
Income	Bond	adjustment	Proforma					Income	Bond	adjustment	Proforma

				FNMA
2,852,880	—	—	2,852,880		6.46		12/01/28	$2,914,832	$—	$—	$2,914,832
				FNMA
12,242	—	—	12,242		7.50		03/01/29	12,921	—	—	12,921
				FNMA
17,017	—	—	17,017		7.50		08/01/29	17,960	—	—	17,960
				FNMA
4,434	—	—	4,434		7.50		11/01/29	4,680	—	—	4,680
				FNMA
2,056,954	—	—	2,056,954		6.50		12/01/29	2,118,862	—	—	2,118,862
				FNMA
179,533	—	—	179,533		7.50		12/01/30	188,853	—	—	188,853
				FNMA
67,607	—	—	67,607		6.50		12/01/30	69,413	—	—	69,413
				FNMA
157,366	—	—	157,366		8.00		01/01/31	167,174	—	—	167,174
				FNMA
106,783	—	—	106,783		8.00		02/01/31	113,499	—	—	113,499
				FNMA
1,567,467	—	—	1,567,467		7.00		03/01/31	1,638,159	—	—	1,638,159
				FNMA
11,875,338	—	—	11,875,338		6.50		12/01/31	12,202,807	—	—	12,202,807
				FNMA
13,373,072	—	—	13,373,072		6.50		07/01/32	13,746,287	—	—	13,746,287
				FNMA
694,004	—	—	694,004		6.50		12/01/32	713,142	—	—	713,142
				FNMA
20,688	—	—	20,688		6.50		09/01/33	21,219	—	—	21,219
				FNMA TBA -15yr(e)
110,000,000	—	—	110,000,000		4.50	TBA 15-yr		108,487,500	—	—	108,487,500
				FNMA TBA -15yr(e)
90,200,000	—	—	90,200,000		5.50	TBA 15-yr		87,018,750	—	—	87,018,750

								387,260,324	—	—	387,260,324

				Government National Mortgage Association (GNMA) — 0.0%
				GNMA
—	10,340	—	10,340		9.00		09/15/08	—	10,818	—	10,818
				GNMA
80,158	—	—	80,158		6.50		01/15/28	83,208	—	—	83,208
				GNMA
32,883	—	—	32,883		6.50		02/15/28	34,135	—	—	34,135
				GNMA
37,945	—	—	37,945		6.50		03/15/28	39,389	—	—	39,389

								156,732	10,818	—	167,550

				TOTAL MORTGAGE-BACKED OBLIGATIONS
				(Cost $869,474,130, $8,908,252, $0, and $878,382,382, respectively)				$864,391,058	$8,791,434	$—	$873,182,492

				Agency Debentures — 18.8%
				Federal Farm Credit Bank
—	2,500,000	—	2,500,000		3.25		06/15/07	—	2,446,602	—	2,446,602
				Federal Farm Credit Bank
2,000,000	—	—	2,000,000		3.63		01/04/08	1,957,270	—	—	1,957,270
				Federal Farm Credit Bank
9,000,000	—	—	9,000,000		4.83		12/22/14	8,936,694	—	—	8,936,694
				Federal Farm Credit Bank
—	3,000,000	—	3,000,000		3.15		07/21/08	—	2,882,919	—	2,882,919
				Federal Home Loan Bank
2,000,000	—	—	2,000,000		2.38		02/15/06	1,989,006	—	—	1,989,006
				Federal Home Loan Bank
15,000,000	—	—	15,000,000		2.50		04/11/06	14,880,435	—	—	14,880,435
				Federal Home Loan Bank
10,000,000	—	—	10,000,000		2.75		05/15/06	9,911,980	—	—	9,911,980
				Federal Home Loan Bank
15,000,000	—	—	15,000,000		2.88		05/23/06	14,872,365	—	—	14,872,365
				Federal Home Loan Bank
—	20,000,000	—	20,000,000		4.13		11/15/06	—	19,907,700	—	19,907,700
				Federal Home Loan Bank
—	13,000,000	—	13,000,000		4.88		11/15/06	—	13,035,178	—	13,035,178
				Federal Home Loan Bank
37,000,000	—	—	37,000,000		3.73	(c)	12/13/06	36,985,607		—	36,985,607
				Federal Home Loan Bank
—	11,000,000.00	—	11,000,000		3.38		10/05/07	—	10,743,194	—	10,743,194
				Federal Home Loan Bank
1,500,000	—	—	1,500,000		5.80		09/02/08	1,542,776	—	—	1,542,776
				Federal Home Loan Bank
5,000,000	—	—	5,000,000		5.38	(f)	05/15/09	5,105,694	—	—	5,105,694
				Federal Home Loan Mortgage Corp.
10,000,000	—	—	10,000,000		6.72		06/29/09	10,688,130	—	—	10,688,130
				Federal Home Loan Mortgage Corp.
—	14,500,000	—	14,500,000		2.91		06/16/06	—	14,363,874	—	14,363,874
				Federal Home Loan Mortgage Corp.
—	5,000,000	—	5,000,000		6.70		01/05/07	—	5,117,250	—	5,117,250
				Federal Home Loan Mortgage Corp.
—	2,500,000	—	2,500,000		3.05		01/19/07	—	2,455,000	—	2,455,000
				Federal Home Loan Mortgage Corp.
—	1,950,000	—	1,950,000		3.50		09/15/07	—	1,911,952	—	1,911,952
				Federal Home Loan Mortgage Corp.
—	10,540,000	—	10,540,000		3.65		01/23/08	—	10,322,149	—	10,322,149
				Federal Home Loan Mortgage Corp.
—	4,510,000	—	4,510,000		5.75		03/15/09	—	4,650,198	—	4,650,198
				Federal Home Loan Mortgage Corp.
10,000,000	—	—	10,000,000		6.50		08/14/09	10,586,165	—	—	10,586,165
				Federal Home Loan Mortgage Corp.
2,500,000	—	—	2,500,000		4.00		02/15/11	2,402,560	—	—	2,402,560
				Federal Home Loan Mortgage Corp.
9,595,000	—	—	9,595,000		4.25		11/15/11	9,295,780	—	—	9,295,780
				Federal Home Loan Mortgage Corp.
17,360,000	—	—	17,360,000		4.50		09/14/12	16,951,970	—	—	16,951,970
				Federal Home Loan Mortgage Corp.
—	1,810,000	—	1,810,000		5.13		07/15/12	—	1,836,917	—	1,836,917
				Federal Home Loan Mortgage Corp.
15,000,000	—	—	15,000,000		5.25		06/15/05	15,027,630	—	—	15,027,630
				Federal Home Loan Mortgage Corp.
2,000,000	—	—	2,000,000		6.63		12/15/05	2,130,624	—	—	2,130,624
				Federal Home Loan Mortgage Corp.
17,500,000	—	—	17,500,000		7.00		02/15/06	19,022,608	—	—	19,022,608
				Federal Home Loan Mortgage Corp.
2,214,000	—	—	2,214,000		6.88		04/19/06	2,411,844	—	—	2,411,844
				Federal National Mortgage Association
100,000	—	—	100,000		6.00		12/15/05	100,227	—	—	100,227
				Federal National Mortgage Association
15,000,000	—	—	15,000,000		5.50		02/15/06	15,050,100	—	—	15,050,100
				Federal National Mortgage Association
4,800,000	—	—	4,800,000		2.10		04/19/06	4,750,402	—	—	4,750,402
				Federal National Mortgage Association
—	2,850,000	—	2,850,000		5.75		02/15/08	—	2,916,274	—	2,916,274
				Federal National Mortgage Association
10,000,000	—	—	10,000,000		3.01		06/02/06	9,912,760	—	—	9,912,760
				Federal National Mortgage Association
16,000,000	—	—	16,000,000		3.25		06/28/06	15,875,488	—	—	15,875,488
				Federal National Mortgage Association
19,000,000	—	—	19,000,000		6.16		12/18/07	19,566,390	—	—	19,566,390
				Federal National Mortgage Association
1,000,000	—	—	1,000,000		5.25		01/15/09	1,015,487	—	—	1,015,487
				Federal National Mortgage Association
26,000,000	—	—	26,000,000		4.25		05/15/09	25,638,782	—	—	25,638,782
				Federal National Mortgage Association
2,000,000	—	—	2,000,000		5.50		03/15/11	2,063,121	—	—	2,063,121
				Federal National Mortgage Association
—	5,000,000	—	5,000,000		6.25		02/01/11	—	5,267,905	—	5,267,905
				Federal National Mortgage Association
15,000,000	—	—	15,000,000		3.55		01/12/07	14,813,205	—	—	14,813,205
				Federal National Mortgage Association
—	11,000,000	—	11,000,000		5.63		02/28/12	—	11,027,247	—	11,027,247
				Federal National Mortgage Association
—	4,500,000	—	4,500,000		5.25		08/01/12		4,533,295	—	4,533,295

				TOTAL AGENCY DEBENTURES
				(Cost $296,326,442, $114,405,668, $0, and $410,732,110, respectively)				$293,485,100	$113,417,654	$—	$406,902,754

				Asset-Backed Securities — 5.7%
				Credit Cards — 0.2%
				MBNA Master Credit Card Trust
3,000,000	—	—	3,000,000		7.00		02/15/12	3,226,440	—	—	3,226,440

				Financials — 0.1%
				Small Business Administration
1,121,138	—	—	1,121,138		6.30		06/01/18	1,159,116	—	—	1,159,116

				Home Equity — 5.0%
				Aames Mortgage Trust Series 2000-2, Class A6F
680,751	—	—	680,751		7.18		11/25/28	687,536	—	—	687,536
				Amortizing Residential Collateral Trust Series 2002-BC1M, Class A(c)
2,186,316	—	—	2,186,316		4.32		01/01/32	2,191,576	—	—	2,191,576
				ContiMortgage Home Equity Loan Trust Series 1999-1, Class A7
80,605	—	—	80,605		6.97		12/25/13	80,387	—	—	80,387
				Countrywide Asset-Backed Certificates Series 2004-BC5, Class A2(c)
15,000,000	—	—	15,000,000		4.31		10/25/34	15,008,250	—	—	15,008,250
				Countrywide Home Equity Loan Trust Series 2002-E, Class A(c)
4,888,536	—	—	4,888,536		4.23		10/15/28	4,893,922	—	—	4,893,922
				Countrywide Home Equity Loan Trust Series 2003-A, Class A(c)
14,727,800	—	—	14,727,800		4.32		03/15/29	14,766,578	—	—	14,766,578
				Countrywide Home Equity Loan Trust Series 2004-G, Class 2A(c)
5,454,696	—	—	5,454,696		4.19		12/15/29	5,469,127	—	—	5,469,127
				Countrywide Home Equity Loan Trust Series 2004-S, Class 1A(c)
14,725,121	—	—	14,725,121		4.21		02/15/30	14,729,738	—	—	14,729,738
				First Franklin Mortgage Loan Asset Backed Certificates Series 2004-FF11, Class 2A2(c)
13,000,000	—	—	13,000,000		4.32		01/25/35	13,016,250	—	—	13,016,250
				FNMA Series 2005-T2, Class 1A1
10,934,825	—	—	10,934,825		3.71		11/28/35	10,890,430	—	—	10,890,430
				HFC Home Equity Loan Asset Backed Certificates Series 2002-2, Class A(c)
2,872,630	—	—	2,872,630		4.30		04/20/32	2,872,842	—	—	2,872,842
				HFC Home Equity Loan Asset Backed Certificates Series 2002-3, Class A(c)
3,093,993	—	—	3,093,993		4.45		07/20/32	3,095,786	—	—	3,095,786
				Household Home Equity Loan Trust Series 2003-1, Class A(c)
2,882,369	—	—	2,882,369		4.35		10/20/32	2,883,640	—	—	2,883,640
				Popular ABS Mortgage Pass-Through Trust Series 2004-5, Class AV2(c)
4,625,422	—	—	4,625,422		4.38		12/25/34	4,632,651	—	—	4,632,651
				Residential Asset Securities Corp. Series 2004-KS1, Class A2B2(c)
9,533,236	—	—	9,533,236		4.32		02/25/34	9,546,747	—	—	9,546,747
				Residential Capital Corp. (a)
—	4,200,000	—	4,200,000		6.38		06/30/10	—	4,266,125	—	4,266,125

								104,765,460	4,266,125	—	109,031,585

				Manufactured Housing — 0.1%
				Mid-State Trust Series 4, Class A
2,419,653	—	—	2,419,653		8.33		04/01/30	2,539,281	—	—	2,539,281

				Utilities — 0.3%
				Massachusetts RRB Special Purpose Trust Series 1999-1, Class A5
6,150,000	—	—	6,150,000		7.03		03/15/12	6,557,560	—	—	6,557,560

				TOTAL ASSET-BACKED SECURITIES
				(Cost $118,155,906, $4,221,321, $0, and $122,377,227, respectively)				$118,247,857	$4,266,125	$—	$122,513,982

The accompanying notes are an integral part of these pro forma financial statements.

					Interest		Maturity
Principal Amount				Description	Rate		Date	Value
GS Core Fixed	FF Intermediate		Combined					GS Core Fixed	FF Intermediate		Combined
Income	Bond	adjustment	Proforma					Income	Bond	adjustment	Proforma

				U.S. Treasury Obligations — 14.2%
				United States Treasury Bonds
2,200,000	—	—	2,200,000		8.50		02/15/20	$3,038,134	$—	$—	$3,038,134
				United States Treasury Bonds
1,900,000	—	—	1,900,000		7.13		02/15/23	2,407,737	—	—	2,407,737
				United States Treasury Bonds
4,550,000	—	—	4,550,000		6.88	(e)	08/15/25	5,723,263	—	—	5,723,263
				United States Treasury Inflation Indexed Bond(h)
28,166,445	—	—	28,166,445		1.88		07/15/25	27,880,387	—	—	27,880,387
				United States Treasury Notes
—	14,175,000	—	14,175,000		3.13		09/15/08	—	13,684,418	—	13,684,418
				United States Treasury Notes
—	14,000,000	—	14,000,000		3.00		02/15/09	—	13,387,500	—	13,387,500
				United States Treasury Notes
150,000	—	—	150,000		7.00		07/15/06	152,718	—	—	152,718
				United States Treasury Notes
100,000	—	—	100,000		6.63		05/15/07	1,033,840	—	—	1,033,840
				United States Treasury Notes
2,500,000	—	—	2,500,000		6.13		08/15/07	2,574,120	—	—	2,574,120
				United States Treasury Notes
81,700,000	—	—	81,700,000		3.75		05/15/08	80,408,322	—	—	80,408,322
				United States Treasury Notes
2,000,000	—	—	2,000,000		5.63		05/15/08	2,058,040	—	—	2,058,040
				United States Treasury Notes
1,000,000	—	—	1,000,000		6.50		02/15/10	1,078,400	—	—	1,078,400
				United States Treasury Notes
—	13,500,000	—	13,500,000		4.00		02/15/15	—	12,908,848	—	12,908,848
				United States Treasury Principal-Only Stripped Securities(g)
560,000	—	—	560,000		0.00		05/15/18	308,638	—	—	308,638
				United States Treasury Principal-Only Stripped Securities(g)
16,700,000	—	—	16,700,000		0.00		02/15/19	8,840,479	—	—	8,840,479
				United States Treasury Principal-Only Stripped Securities(g)
64,300,000	—	—	64,300,000		0.00		05/15/20	31,888,298	—	—	31,888,298
				United States Treasury Principal-Only Stripped Securities(g)
150,650,000	—	—	150,650,000		0.00		11/15/21	69,223,677	—	—	69,223,677
				United States Treasury Principal-Only Stripped Securities(g)
32,150,000	—	—	32,150,000		0.00		11/15/22	14,058,874	—	—	14,058,874
				United States Treasury Principal-Only Stripped Securities(g)
30,000,000	—	—	30,000,000		0.00		11/15/24	11,891,460	—	—	11,891,460
				United States Treasury Principal-Only Stripped Securities(g)
12,000,000	—	—	12,000,000		0.00	(f)	02/15/25	4,699,128	—	—	4,699,128

				TOTAL U.S. TREASURY OBLIGATIONS
				(Cost $273,169,795, $40,935,572, $0, and $314,105,367, respectively)				$267,265,515	$39,980,766	$—	$307,246,281

				TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT AND MONEY MARKET MUTUAL FUNDS
				(Cost $1,852,677,171, $321,095,156, ($3,768,717), and $2,170,003,610, respectively)				$1,837,217,355	$318,111,599	$(3,760,348)	$2,151,568,606

Shares				Description				Value

				Money Market Mutual Funds — 0.1%
				SSgA Prime Money Market Fund 3.69
—	1,629,400	—	1,629,400					—	1,629,400	—	1,629,400
				SSgA Treasury Money Market Fund 3.71
—	14	—	14					—	14	—	14

				TOTAL MONEY MARKET MUTUAL FUNDS
				(Cost $0, $1,629,400, $0, and $1,629,400, respectively)				$—	$1,629,414	$—	$1,629,414

Principal Amount				Interest Rate	Maturity Date			Value

				Repurchase Agreement(i) — 12.3%
				Joint Repurchase Agreement Account II
265,100,000	—	—	265,100,000		4.03%		11/01/2005	$265,100,000	$—	$—	$265,100,000

				Maturity Value $265,129,699
				(Cost $265,100,000, $0, $0 and $265,100,000, respectively)
				Total Investments
				(Cost $2,117,777,171, $322,724,556, ($3,768,717), and $2,436,733,010, respectively) — 111.9%				$2,102,317,355	$319,741,013	$(3,760,348)	$2,418,298,020

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* The principal amount of the security is stated in the currency in which the bond is denominated. See below

Currency Description
GBP = British Pound
EUR = Euro

(a) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institution buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $75,727,810, which represent approximately 3.5% of net assets as of October 31, 2005.
(b) Perpetual Maturity. Maturity date presented represents the next call date.
(c) Variable rate security. Interest rate disclosed is that which is in effect at October 31, 2005.
(d) Represents security with notional or nominal principal amount. The actual effective yield of this security is different that the stated interest rate due to the amortization of related premiums or accretion of discounts.
(e) TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate (generally +/- 2.5%) principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.
(f) A portion of this security is segregated as collateral for initial margin requirement on futures transactions.
(g) Security issued with a zero coupon. Income is recognized through the accretion of discount.
(h) Treasury Inflation Protected Security — a special type of Treasury note or bond that offers protection from inflation that pays a fixed rate of interest on a principal amount that is continuously adjusted for inflation based on the Consumer Price Index.
(i) Joint repurchase agreement was entered into on October 31, 2005.

Investment Abbreviations:
LIBOR — London Interbank Offered Rate
REIT — Real Estate Investment Trust
REMIC — Real Estate Mortgage Investment Conduit

The accompanying notes are an integral part of these pro forma financial statements.

GOLDMAN SACHS CORE FIXED INCOME FUND

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY CONTRACTS — At October 31, 2005, the Fund had outstanding forward foreign currency exchange contracts, both to purchase and sell foreign currencies as follows:

				Unrealized
Open Forward Foreign Currency		Value on
Purchase Contracts	Expiration Date	Settlement Date	Current Value	Gain	(Loss)

Australian Dollar	12/21/2005	$34,089,835	$33,361,154	$—	$(728,681)
Canadian Dollar	12/21/2005	23,855,000	23,865,226	10,226	—
	12/21/2005	23,382,000	23,167,140	—	(214,860)
Euro	12/21/2005	24,416,626	24,096,940	—	(319,686)
British Pound	12/21/2005	41,570,000	40,531,051	—	(1,038,949)
Japanese Yen	12/21/2005	17,962,000	17,152,457	—	(809,543)
Norwegian Krone	12/21/2005	11,622,000	11,722,744	100,744	—
	12/21/2005	38,994,448	38,383,122	—	(611,326)
Swedish Krona	12/21/2005	23,763,000	22,853,853	—	(909,147)
Swiss Franc	12/21/2005	35,060,000	34,737,256	—	(322,744)

TOTAL OPEN FORWARD FOREIGN CURRENCY PURCHASE CONTRACTS		$274,714,909	$269,870,943	$110,970	$(4,954,936)

				Unrealized
Open Forward Foreign Currency		Value on
Sale Contracts	Expiration Date	Settlement Date	Current Value	Gain	(Loss)

Australian Dollar	12/21/2005	$23,694,000	$23,234,512	$459,488	$—
Canadian Dollar	12/21/2005	11,993,000	11,885,769	107,231	—
	12/21/2005	11,768,000	11,826,983	—	(58,983)
Euro	11/30/2005	8,589,894	8,603,994	—	(14,100)
	12/21/2005	41,305,000	40,663,653	641,347	—
	12/21/2005	11,627,000	11,692,517	—	(65,517)
British Pound	11/18/2005	2,577,402	2,522,703	54,699	—
	12/21/2005	35,030,397	34,421,455	608,942	—
	12/21/2005	5,822,000	5,885,496	—	(63,496)
Japanese Yen	12/21/2005	40,667,054	39,039,439	1,627,615	—
Norwegian Krone	12/21/2005	11,938,000	11,713,245	224,755	—
Swedish Krona	12/21/2005	53,092,527	51,113,813	1,978,714	—
Swiss Franc	12/21/2005	26,721,618	26,071,231	650,387	—
	12/21/2005	5,813,000	5,868,549	—	(55,549)

TOTAL OPEN FORWARD FOREIGN CURRENCY SALE CONTRACTS		$290,638,892	$284,543,359	$6,353,178	$(257,645)

The accompanying notes are an integral part of these proforma financial statements.

GOLDMAN SACHS CORE FIXED INCOME FUND
Statement of Investments (continued)
October 31, 2005

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At October 31, 2005, the following futures contacts were open as follows:

	Number of Contracts			Unrealized
Type	Long/(Short)	Settlement Month	Market Value	Gain (Loss)

Eurodollars	(20)	December 2005	$(4,776,000)	$18,182
Eurodollars	(130)	March 2006	(30,961,125)	56,428
Eurodollars	(237)	June 2006	(56,391,188)	242,269
Eurodollars	(186)	September 2006	(44,247,075)	341,143
Eurodollars	67	December 2006	15,939,300	(98,807)
Eurodollars	(150)	March 2007	(35,694,375)	231,990
Eurodollars	40	June 2007	9,517,500	(49,734)
U.S. Treasury Bonds	1,157	December 2005	129,547,844	(4,627,220)
2 Year U.S. Treasury Notes	(741)	December 2005	(152,055,516)	648,200
5 Year U.S. Treasury Notes	(1,427)	December 2005	(151,105,922)	791,489
10 Year U.S. Treasury Notes	(1,307)	December 2005	(141,748,234)	2,510,814

TOTAL			$(461,974,791)	$64,754

SWAP CONTRACTS — At October 31, 2005, the Fund had outstanding swap contracts with the following terms:

INTEREST RATE SWAP CONTRACTS

			Rate Type
	Notional Amount		Payments received	Payments made by	Unrealized Gain
Swap Counterparty	(000s)	Termination Date	by the Fund	the Fund	(Loss)

Banc of America Securities LLC	60,000	02/25/2006	3.43%	3 month LIBOR Floating	(330,053)
Banc of America Securities LLC	113,800	05/05/2008	4.41%	3 month LIBOR Floating	(1,090,329)
Banc of America Securities LLC	281,330	05/05/2008	4.35%	3 month LIBOR Floating	(3,010,034)
Banc of America Securities LLC	72,100	05/06/2008	4.35%	3 month LIBOR Floating	(769,574)
Banc of America Securities LLC	66,700	05/12/2008	4.47%	3 month LIBOR Floating	(566,590)
Banc of America Securities LLC	75,140	06/09/2008	4.00%	3 month LIBOR Floating	(1,288,944)
Banc of America Securities LLC	9,670	06/20/2008	4.30%	3 month LIBOR Floating	(112,335)
Banc of America Securities LLC	31,280	09/26/2008	4.43%	3 month LIBOR Floating	(288,733)
Banc of America Securities LLC	100,000	10/14/2008	3.51%	3 month LIBOR Floating	(3,648,511)
Banc of America Securities LLC	80,000	09/02/2010	4.31%	3 month LIBOR Floating	(2,059,146)
Banc of America Securities LLC	65,000	10/06/2010	4.70%	3 month LIBOR Floating	(626,299)
Banc of America Securities LLC	120,500	05/04/2011	3 month LIBOR Floating	4.53%	2,413,193
Banc of America Securities LLC	48,700	05/05/2011	3 month LIBOR Floating	4.58%	881,699
Banc of America Securities LLC	30,800	05/06/2011	3 month LIBOR Floating	4.54%	610,499
The accompanying notes are an integral part of these proforma financial statements.

GOLDMAN SACHS CORE FIXED INCOME FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

INTEREST RATE SWAP CONTRACTS (continued)

			Rate Type
	Notional Amount		Payments received	Payments made by	Unrealized Gain
Swap Counterparty	(000s)	Termination Date	by the Fund	the fund	(Loss)

Banc of America Securities LLC	28,600	05/10/2011	3 month LIBOR Floating	4.64%	445,039
Banc of America Securities LLC	65,000	04/19/2012	4.55%	3 month LIBOR Floating	(1,499,591)
Banc of America Securities LLC	120,000	09/24/2012	4.52%	3 month LIBOR Floating	(3,182,628)
Banc of America Securities LLC	21,300	05/18/2015	4.68%	3 month LIBOR Floating	(286,627)
Banc of America Securities LLC	11,000	05/25/2015	4.53%	3 month LIBOR Floating	(278,395)
Banc of America Securities LLC	25,000	10/19/2015	4.97%	3 month LIBOR Floating	(190,561)
Banc of America Securities LLC	77,100	06/07/2016	3 month LIBOR Floating	4.36%	4,452,432
Banc of America Securities LLC	10,000	06/20/2016	3 month LIBOR Floating	4.62%	378,804
Banc of America Securities LLC	32,400	09/26/2016	3 month LIBOR Floating	4.70%	1,059,797
Banc of America Securities LLC	20,000	11/12/2019	3 month LIBOR Floating	5.07%	(139,197)
Banc of America Securities LLC	80,000	03/23/2020	3 month LIBOR Floating	5.11%	317,163
Banc of America Securities LLC	9,000	03/30/2035	5.32%	3 month LIBOR Floating	74,510
Banc of America Securities LLC	10,000	04/09/2035	5.27%	3 month LIBOR Floating	(14,026)
Banc of America Securities LLC	29,530	06/09/2036	4.64%	3 month LIBOR Floating	(2,889,295)
Banc of America Securities LLC	3,890	06/20/2036	4.88%	3 month LIBOR Floating	(244,396)
Banc of America Securities LLC	12,640	09/26/2036	4.94%	3 month LIBOR Floating	(685,687)

					$(12,567,815)

The accompanying notes are an integral part of these proforma financial statements.

GOLDMAN SACHS CORE FIXED INCOME FUND
Statement of Investments (continued)
October 31, 2005

ADDITIONAL INVESTMENT INFORMATION (continued)

CREDIT DEFAULT SWAP CONTRACTS

Swap Counterparty & Referenced Obligation	Notional Amount (000s)	Interest Rate Paid by the Fund	Termination Date	Unrealized Gain

Purchased Protection:
Salomon Smith Barney, Inc.
iBoxx Core Investment Grade Bond Trust	$84,300	0.45%	12/20/2010	$79,913
Salomon Smith Barney, Inc.
iBoxx Core Investment Grade Bond Trust	$84,700	0.45%	12/20/2010	$79,635

TOTAL				$159,548

JOINT REPURCHASE AGREEMENT ACCOUNT II — At October 31, 2005, the Fund had an undivided interest in the Joint Repurchase Agreement Account II which equaled $265,100,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$2,020,000,000	4.03%	11/01/2005	$2,020,226,128
Barclays Capital PLC	2,250,000,000	4.04	11/01/2005	2,250,252,500
Bear Stearns & Co.	500,000,000	4.04	11/01/2005	500,056,111
CS First Boston LLC	500,000,000	4.04	11/01/2005	500,056,111
Deutsche Bank Securities, Inc.	2,020,000,000	4.03	11/01/2005	2,020,226,128
Greenwich Capital Markets	300,000,000	4.04	11/01/2005	300,033,667
J.P. Morgan Securities, Inc.	250,000,000	4.04	11/01/2005	250,028,056
Morgan Stanley & Co.	1,520,000,000	4.03	11/01/2005	1,520,170,155
UBS Securities LLC	1,064,500,000	4.03	11/01/2005	1,064,619,165
Wachovia Capital Markets	500,000,000	4.04	11/01/2005	500,056,111

TOTAL	$10,924,500,000			$10,925,724,132

At October 31, 2005, the Joint Repurchase Agreement Account II was fully collateralized by Federal Farm Credit Bank, 1.87% to 7.25%, due 11/04/2005 to 06/22/2015; Federal Home Loan Bank, 0.00% to 7.62%, due 11/15/2005 to 03/17/2015; Federal Home Loan Mortgage Association, 0.00% to 13.25%, due 11/07/2005 to 10/01/2035; Federal National Mortgage Association, 0.00% to 15.00%, due 01/01/2006 to 11/01/2035; U.S. Treasury Bills, 0% due 11/03/2005 to 11/17/2005 and Tennessee Valley Authority, 6.79% due 05/23/2012. The aggregate market value of the collateral, including accrued interest, was $11,158,453,890.

The accompanying notes are an integral part of these proforma financial statements.

Pro Forma Combined Statement of Assets and Liabilities
For the Goldman Sachs Core Fixed Income Fund and the First Funds Intermediate Bond Portfolio Fund
October 31, 2005 (Unaudited)

	Core Fixed Income	FF Intermediate			Pro Forma
	Fund	Bond Portfolio	Adjustments		Combined Fund
Assets:
Investments in securities, at value (cost $1,852,677,171, $322,724,570, ($3,768,717), and $2,171,633,024, respectively)	$1,837,217,355	$319,741,013	$(3,760,348)	(b)	$2,153,198,020
Repurchase Agreement	265,100,000	—	—		265,100,000
Cash	46,563,915 (a)	—	—		46,563,915
Foreign currencies, at value (identified cost $8,401)	8,160	—	—		8,160
Receivables:
Investment securities sold, at value	380,506,559	—	3,760,348	(b)	384,266,907
Interest, at value	12,741,082	4,135,761	—		16,876,843
Due from Swap Counterparty	2,000,000	—	—		2,000,000
Fund shares sold	2,472,109	110,373	—		2,582,482
Variation margin	141,202	—	—		141,202
Swap contracts, at value	10,792,684	—	—		10,792,684
Forward foreign currency exchange contracts, at value	6,464,148	—	—		6,464,148
Other assets, at value	16,635	4,794	—		21,429

Total assets	2,564,023,849	323,991,941	—		2,888,015,790

Liabilities:
Due to custodian	563,097	—	—		563,097
Payables:
Investment securities purchased, at value	687,991,732	—	—		687,991,732
Fund shares repurchased	3,173,332	86,011	—		3,259,343
Swap contracts, at value	23,200,951	—	—		23,200,951
Income distribution	2,270,802	1,019,827	—		3,290,629
Amounts owed to affiliates	923,350	77,090	(77,090)		923,350
Forward foreign currency exchange contracts, at value	5,212,581	—	—		5,212,581
Accrued printing fees	34,263	44,110	—		78,373
Accrued administration fees	—	32,816	—		32,816
Accrued co-administration fees	—	24,303	—		24,303
Accrued transfer agency fees	—	25,722	—		25,722
Accrued expenses	49,673	105,821	77,090		232,584

Total liabilities	723,419,781	1,415,700	—		724,835,481

Net Assets:
Paid-in capital	1,856,878,287	324,659,884	—		2,181,538,171
Accumulated undistributed (distribution in excess of) net investment income	(695,234)	870,719	—		175,485
Accumulated net realized loss on investment transactions	10,992,004	29,195	—		11,021,199
Net unrealized gain on investments	(26,570,989)	(2,983,557)	—		(29,554,546)

Net Assets	$1,840,604,068	$322,576,241	$—		$2,163,180,309

Net Assets:
Class A	$658,113,688	$20,373,659	$2,280,810		$680,768,157
Class B	$29,096,390	$354,668	$(354,668)		$29,096,390
Class C	$23,432,268	$1,926,142	$(1,926,142)		$23,432,268
Institutional	$1,098,279,681	$299,921,772	$—		$1,398,201,453
Service	$31,682,041	$—	$—		$31,682,041

Shares Outstanding:
Class A	66,688,471	2,038,847	256,439	(c)	68,983,757
Class B	2,936,875	35,462	(35,462)	(c)	2,936,875
Class C	2,364,093	192,438	(192,438)	(c)	2,364,093
Institutional	110,897,602	29,990,129	304,999	(c)	141,192,730
Service	3,197,687	—	—		3,197,687

Total shares outstanding, $.001 par value (unlimited number of shares authorized)	186,084,728	32,256,876	333,538	(c)	218,675,142

Net Assets Value, offering and redemption price per share:(d)
Class A	$9.87	$9.99	$—		$9.87
Class B	$9.91	$10.00	$—		$9.91
Class C	$9.91	$10.01	$—		$9.91
Institutional	$9.90	$10.00	$—		$9.90
Service	$9.91	$—	$—		$9.91

(a)	Includes restricted cash of $46,563,915 on deposit with the swap counterparty as collateral.

(b)	Adjustment to reflect proceeds on investments that do not meet Core Fixed Income Fund’s investment criteria and are assumed to be sold at 10/31/05.

(c)	Adjustment to reflect reduction of shares based on Core Fixed Income Fund’s NAV.

(d)	Maximum public offering price per share for Class A Shares of the Core Fixed Income Fund is $10.33 (NAV per share multiplied by 1.0471) and $10.35 for Class A Shares of the Intermediate Bond Portfolio (NAV per share multiplied by 1.0363). At redemption, Class B and Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current NAV or the original purchase price of the shares.
The accompanying notes are an integral part of these proforma financial statements.

Pro Forma Combined Statement of Operations
For the Goldman Sachs Core Fixed Income Fund and the First Funds Intermediate Bond Portfolio
For the twelve months ended October 31, 2005 (Unaudited)

	Core Fixed	FF Intermediate			Pro Forma
	Income Fund	Bond Portfolio	Adjustments		Combined Fund
Investment Income:
Interest	$67,338,837	$14,819,800	$—		$82,158,637

Total income	67,338,837	14,819,800	—		82,158,637
Expenses:
Management fees	6,718,087	1,668,185	(297,490)	(a)	8,088,782
Administrative fees	—	291,491	(291,491)	(b)	—
Co-Administrative fees	—	394,370	(394,370)	(b)	—
Distribution & Service fees	2,064,913	74,854	(18,692)	(c)	2,121,075
Transfer Agent fees	1,594,875	133,181	(96,132)	(c)	1,631,924
Custody and accounting fees	321,901	126,463	(93,463)	(c)	354,901
Registration fees	85,616	41,367	(26,983)	(c)	100,000
Service share fees	146,994	—	—		146,994
Printing fees	60,088	60,000	(60,088)	(c)	60,000
Audit fees	76,389	26,275	(65,352)	(c)	37,312
Legal fees	18,078	28,206	(21,284)	(c)	25,000
Trustee fees	11,835	41,280	(38,764)	(c)	14,351
Other	90,941	42,236	(33,140)	(c)	100,037

Total expenses	11,189,717	2,927,908	(1,437,249)		12,680,376
Less — expense reductions	(131,954)	(644,938)	363,573	(d)	(413,319)

Net Expenses	11,057,763	2,282,970	(1,073,676)		12,267,057

Net Investment Income	56,281,074	12,536,830	1,073,676		69,891,580

Realized and unrealized gain (loss) on investment and futures transactions:
Net realized gain from:
Investment transactions	15,852,624	695,238	(8,370)	(e)	16,539,492
Futures transactions	6,023,479	—	—		6,023,479
Swap contracts	1,610,061	—	—		1,610,061
Foreign currency related transactions	827,243	—	—		827,243
Net change in unrealized gain (loss) on:
Investments	(43,596,754)	(12,631,116)	8,370	(e)	(56,219,500)
Futures	(3,099,144)	—	—		(3,099,144)
Swap contracts	(12,632,793)	—	—		(12,632,793)
Translation of assets and liabilities denominated in foreign currencies	1,264,285	—	—		1,264,285

Net realized and unrealized gain (loss) on investment and futures transactions	(33,750,999)	(11,935,878)	—		(45,686,877)

Net Increase in Net Assets Resulting from Operations	$22,530,075	$600,952	$1,073,676		$24,204,703

(a)	Adjustment to reduce management fee based on Core Fixed Income Fund rates.

(b)	Adjustment to eliminate Administrative and Co-Administrative fees.

(c)	Adjustment to reflect the anticipated adjustment as a result of consolidation of transfer agent, printing, custody and accounting and other services.

(d)	Adjustment to reflect decrease in expense reduction based on Core Fixed Income Fund current expense cap and waivers.

(e)	Adjustment to reflect gains on investment that does not meet Core Fixed Income Fund’s investment criteria and is assumed to be sold at 10/31/05.
The accompanying notes are an integral part of these proforma financial statements.

GOLDMAN SACHS TRUST CORE FIXED INCOME FUND
Notes to Pro Forma Financial Statements
October 31, 2005 (Unaudited)
1. ORGANIZATION
Goldman Sachs Trust (the “GS Trust”) is a Delaware statutory trust established by a Declaration of Trust dated January 28, 1997 and is registered under the Investment Company Act of 1940, as amended, (the “Act”) as an open-end management investment company. The Trust is a successor to a Massachusetts business trust that was combined with the Trust on April 30, 1997. The GS Trust includes the Goldman Sachs Core Fixed Income Fund (the “Fund”). The Fund is a diversified portfolio offering five classes of shares—Class A, Class B, Class C, Institutional and Service. Class A shares charge a maximum initial sales charge of 4.50%. The assumed contingent deferred sales charge for Class B Shares is 5.00% maximum declining to zero after six years. The Class C shares has a contingent deferred sales charge of 1.00% during the first twelve months. Institutional and Service shares are not subject to a sales charge. Such sales loads are paid directly to Goldman, Sachs & Co. (“Goldman Sachs”) as distributor of the Fund.
First Funds (the “First Funds Trust”) is registered under the Act as an open-end management investment company organized as a Massachusetts business trust by a Declaration of Trust dated March 6, 1992, as amended and restated on September 4, 1992, as amended and restated on June 26, 2003. The First Funds Trust currently has seven active investment portfolios, including the Intermediate Bond Portfolio (the “Portfolio”) which offers four classes of shares—Classes I, A, B, and C.
2. BASIS OF COMBINATION
The unaudited pro forma Statement of Investments, Statement of Assets and Liabilities, and Statement of Operations (“pro forma statements”) reflect the accounts of the Fund and the Portfolio as if the proposed reorganization occurred as of and for the twelve months ended October 31, 2005. Certain securities held by the Portfolio that do not meet the investment criteria or investment percentages may be sold prior to or after the reorganization. Classes A, B, and C of the Portfolio will be merging into Class A of the Fund and Class I of the Portfolio will be merging into the Institutional Class of the Fund. These pro forma statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the period presented.
The Fund will be the accounting survivor for financial reporting purposes. The Agreement and Plan of reorganization provide for a tax-free acquisition of the Portfolio into the Fund. The acquisition is expected to be completed in March 2006.
3. SHARES OF BENEFICIAL INTEREST
These pro forma statements give effect to the proposed transaction whereby all assets of the Portfolio will be exchanged for shares of the Fund. The Fund will assume the liabilities, if any, of the Portfolio. Immediately thereafter, shares of the Fund will be distributed to the shareholders of the Portfolio. The Portfolio will be subsequently dissolved.
The pro forma net asset value per share assumes the issuance of additional shares of the Fund, which would have been issued on October 31, 2005 in connection with the proposed reorganization. The amount of additional shares assumed to be issued under the reorganization was calculated based on the October 31, 2005 net assets of the Portfolio and the net asset value per share of the Fund. These amounts are summarized as follows:

	Class A		Institutional
Shares Issued	2,295,286		30,295,128
Net Assets 10/31/2005	$22,654,469	[1]	$299,921,772	[2]
Pro Forma Net Asset Value 10/31/2005	$9.87		$9.90

1. Reflects Classes A, B and C of the Portfolio.
2. Reflects Class I of the Portfolio.
4. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies consistently followed by the Fund. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.

A. Investment Valuation — Investments in securities for which market quotations are readily available are valued at market value on the basis of quotations furnished by a pricing service or provided by dealers in such securities. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates value. Portfolio securities for which market quotations are not readily available are valued based on yield equivalents, pricing matrices or other sources, under valuation procedures established by the GS Trust’s Board of Trustees.
B. Security Transactions and Investment Income — Security transactions are reflected as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis. Interest income is recorded on the basis of interest accrued (net of foreign withholding taxes which are reduced by any amounts reclaimable by the Fund, where applicable), premium amortized and discount accreted. Net investment income (other than class-specific expenses) and unrealized and realized gains or losses of the Fund are allocated daily to each class of shares of the Fund based upon the relative proportion of net assets of each class.
Certain mortgage security paydown gains and losses are recorded as interest income (loss) and included in interest income in the accompanying Statements of Operations. Original issue discounts (OID) on debt securities are amortized to interest income over the life of the security with a corresponding increase in the cost basis of that security. Market discounts and market premiums on debt securities are amortized to interest income over the expected life of the security with a corresponding adjustment in the cost basis of that security.
Pursuant to applicable law and procedures adopted by the GS Trust’s Board of Trustees, securities transactions in portfolio securities (including futures transactions) may be effected from time to time through Goldman, Sachs & Co. (“Goldman Sachs”) or an affiliate. In order for Goldman Sachs or an affiliate, acting as agent, to effect securities or futures transactions for a Fund, the commissions, fees or other remuneration received by Goldman Sachs or an affiliate must be reasonable and fair compared to the commissions, fees or other remuneration received by other brokers in connection with comparable transactions involving similar securities or futures contracts.
C. Expenses — Expenses incurred by the GS Trust that do not specifically relate to an individual Fund of the GS Trust are allocated to the Fund on a straight-line or pro rata basis depending upon the nature of the expense.
Class A, Class B and Class C shareholders of the Fund bear all expenses and fees relating to their respective Distribution and service Plans. Service Shares bear all expenses and fees relating to its Service and Shareholder Administration Plans. Each class of shares separately bears its respective class-specific Transfer Agency fees.
D. Federal Taxes — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, no federal tax provisions are required. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared daily and paid monthly and capital gains distributions, if any, are declared and paid annually.
The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with Federal income tax rules. Therefore, the source of the Fund’s distributions may be shown in the accompanying financial statements as either from net investment income or net realized gain, or from paid-in-capital.
The Fund had no capital loss carryforwards as of its most recent fiscal year ended October 31, 2005.
E. Foreign Currency Translations — The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars on the following basis: (i) investment valuations, foreign currency and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates; and (ii) purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.
Net realized and unrealized gain (loss) on foreign currency transactions will represent: (i) foreign exchange gains and losses from the sale and holdings of foreign currencies and the sale and holdings of investments; (ii) currency gains and losses between trade date and settlement date on investment securities transactions and forward exchange contracts; and (iii) gains and losses from the difference between amounts of interest recorded and the amounts actually received. The effect of changes in foreign currency exchange rates on securities and derivative instruments are segregated in the Statements of Operations from the effects of changes in market prices of those securities and derivative instruments and are included as increases and decreases in unrealized gain/loss on foreign currency related transactions. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities as a result of changes in foreign exchange rates are included as increases and decreases in unrealized gain/loss on foreign currency related transactions.
F. Mortgage Dollar Rolls — The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities in the current month for delivery and simultaneously contract with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. For financial reporting and tax reporting purposes, the Fund treats mortgage dollar rolls as two separate transactions: one involving the purchase of a security, and a separate transaction involving a sale.
G. Segregation Transactions — As set forth in the prospectus, the Fund may enter into certain derivative transactions to seek to increase total return. Forward foreign currency exchange contracts, futures contracts, written options, swap contracts, mortgage dollar rolls, when-issued securities and forward commitments represent examples of such transactions. As a result of entering into these transactions, the Fund is required to segregate liquid assets, on the books of their custodian, with a current value equal to or greater than the market value of the corresponding transactions.
H. Forward Sales Contracts — The Fund may enter into forward security sales of mortgage-backed securities in which the Fund sells securities in the current month for delivery of securities, defined by pool-stipulated characteristics, on a specified future date. The value of the contract is recorded as a liability on the Fund’s records with the difference between its market value and cash proceeds received being recorded as an unrealized gain or loss. Gains or losses are realized upon delivery of the security sold.
I. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund, including accrued interest, is required to equal or exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Fund may be delayed or limited and there may be a decline in the value of the collateral during the period while the Fund seeks to assert its rights. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under triparty repurchase agreements.
Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Fund, together with other registered investment companies having management agreements with Goldman Sachs Asset Management, L.P. (“GSAM”), or its affiliates, transfers uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements.
J. Futures Contracts — The Fund may enter into futures transactions to hedge against changes in interest rates, securities prices, currency exchange rates or to seek to increase total return. Futures contracts are valued at the last settlement price at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Fund is required to deposit with a broker, or the Fund’s custodian bank on behalf of the broker an amount of cash or securities equal to the minimum “initial margin” requirement of the associated futures exchange. Subsequent payments for futures contracts (“variation margin”) are paid or received by the Fund daily, dependent on the daily fluctuations in the value of the contracts, and are recorded for financial reporting purposes as unrealized gains or losses. When contracts are closed, the Fund realizes a gain or loss which is reported in the Statement of Operations.
The use of futures contracts involve, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statement of Assets and Liabilities. Changes in the value of the futures contract may not directly correlate with changes in the value of the underlying securities. This risk may decrease the effectiveness of the Fund’s strategies and potentially result in a loss.
K. Swap Contracts — The Fund may enter into swap transactions for hedging purposes or to seek to increase total return. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interest payment to be received by the Fund and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index.
The Fund records unrealized gains or losses on a daily basis representing the value and the current net receivable or payable relating to open swaps contract. Net amounts received or paid on the swap contracts, including terminated swaps, are recorded as realized gains or losses.
An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices, rates or indices for a specified amount of an underlying asset or notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.
The Fund may also enter into credit default swaps. The Fund may purchase credit protection on the referenced obligation of the credit default swap (“buy contract”). During the period the Fund enters into a buy contract, the Fund is required, upon the occurrence of a credit event, as defined in the swap agreement, to deliver to the counterparty the principal amount of the referenced obligation of the swap and will, concurrently, receive an agreed upon value.
The Fund may also provide or sell credit protection on the referenced obligation of a credit default swap (“sale contract”). During the period the Fund enters into a sale contract, the Fund is required, upon the occurrence of a credit event, as defined in the swap agreement, to pay the notional amount of the swap to the counterparty, which generally equals the face value of the referenced obligation and, concurrently, will receive the principal amount of the referenced obligation. If a credit event occurs, the maximum payout amount for a sale contract is limited to the notional amount of the swap contract (“maximum payout amount”).
During the term of the credit default swap agreement, the Fund receives (makes) periodic payments from (to) the respective counterparty, calculated at the agreed upon interest rate applied to the notional amount. On a daily basis, these amounts are accrued and recorded as unrealized gains (losses) on swap contract transactions on the Statements of Assets and Liabilities. The receipt or delivery of these payments are recorded as realized gains (losses) on swap contracts on the Statement of Operations.
Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund enters into a buy contract and no credit event occurs its exposure is limited to the periodic payments previously made to the counterparty. In addition, if the Fund enters into a sale contract and a credit event occurs, the value of the referenced obligation received by the Fund reduced by the periodic payments previously received, may be less than the maximum payout amount it pays to the counterparty, resulting in a loss to the Fund.
L. Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. The Fund may also purchase and sell forward contracts to seek to increase total return. All commitments are “marked-to-market” daily at the applicable translation rates and any resulting unrealized gains or losses are recorded in the Fund’s financial statements. The Fund records realized gains or losses at the time a forward contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.
The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At October 31, 2005, the Fund had sufficient cash and/or securities to cover any commitments under these contracts.
M. Treasury Inflation-Protected Securities — The Fund may invest in Treasury Inflation-Protected Securities (“TIPS”), specially structured bonds in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index (“CPI”). The adjustments for interest income due to inflation are reflected in interest income on the Statement of Operations. TIPS are backed by the full faith and credit of the U.S. Government.
O. Securities purchased on a when-issued or delayed-delivery basis — The Fund may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time the Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. Credit risks exist on these commitments to the extent of any unrealized gains on the underlying securities purchased and any unrealized losses on the underlying securities sold. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. In addition to the normal credit and market risks, transactions with delayed settlement dates may expose the Fund to greater risk that such transactions may not be consummated.
5. AGREEMENTS
GSAM, an affiliate of Goldman Sachs serves as investment adviser pursuant to an Investment Management Agreement (the “Agreement”) with the GS Trust on behalf of the Fund. Under this Agreement, GSAM manages the Fund, subject to the general supervision of the Trust’s Board of Trustees.
As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administering the Fund’s business affairs, including providing facilities, GSAM is entitled to a fee (“Management Fee”) computed daily and payable monthly, equal to an annual percentage rate of the Fund’s average daily net assets.
At a meeting held on June 16, 2005, the Board of Trustees of the GS Trust approved a fee reduction commitment for the Fund which will be effective on a contractual basis in 2006. Effective July 1, 2005, GSAM implemented the fee reduction commitment on a voluntary basis which results in the following Management fee rates:

Average Daily Net Assets	Annual Rate

First $1 Billion	0.40%
Next $1 Billion	0.36%
Over $2 Billion	0.34%
GSAM has voluntarily agreed to limit certain “Other Expenses” of the Fund (excluding Management fees, Distribution and Service fees, Transfer Agency fees, Service Share fees, Account Service fees, taxes, interest, brokerage fees and litigation, indemnification, shareholder meeting and other extraordinary expenses exclusive of any expense offset arrangements) to the extent that such expenses exceed, on an annual basis, 0.104% of the average daily net assets of the Fund. Such expense reimbursements, if any, are computed daily and paid monthly. In addition, the Fund is not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. For the twelve months ended October 31, 2005, GSAM made no reimbursements to the Fund.
Goldman Sachs serves as Distributor of the shares of the Fund pursuant to a Distribution Agreement. Goldman Sachs may receive a portion of the Class A sales load and Class B and Class C contingent deferred sales charges. During the twelve months ended October 31, 2005, Goldman Sachs advised the Fund that it retained approximately $208,700 for Class A sales loads and $100 for Class C contingent deferred sales charges.
Goldman Sachs also serves as Transfer Agent of the Fund for a fee. Effective July 1, 2005, fees charged for such transfer agency services are calculated daily and payable monthly at an annual rate as follows: 0.16% of the average daily net assets for Class A, B and Class C shares and 0.04% of the average daily net assets for Institutional and Service shares of the Fund.
The GS Trust, on behalf of the Fund, has adopted Distribution and Service Plans. Under the Plans, Goldman Sachs and/or Authorized Dealers are entitled to a monthly fee for distribution services equal to, on an annual basis, 0.25%, 0.75% and 0.75% the Fund’s average daily net assets attributable to Class A, Class B and Class C shares, respectively. Additionally, Goldman Sachs and/or Authorized Dealers are entitled to receive, under the Plans, a separate fee for personal and account maintenance services equal to, on an annual basis, 0.25% of the Fund’s average daily net assets attributable to Class B or Class C Shares.
The GS Trust, on behalf of the Fund, has adopted a Service Plan and Shareholder Administration Plan for the Service Shares. These Plans allow for Service Shares to compensate service organizations for providing varying levels of personal and account administration and shareholder administration services to their customers who are beneficial owners of such shares. The Service Plan and Administration Plan provide for compensation to the service organizations in an amount equal to, on an annualized basis, 0.25% and 0.25%, respectively, of the average daily net asset value of the Service Shares.
For the twelve months ended October 31, 2005, GSAM and the distributor have voluntarily agreed to waive certain fees and reimburse other expenses. In addition, the Fund has entered into certain offset arrangements with the custodian resulting in a reduction of the Fund’s expenses. For the twelve months ended October 31, 2005, the Fund had an expense reduction of approximately $15,000 due to a Custody Fee Reduction.
At October 31, 2005, amounts owed to affiliates were approximately $601,000, $1,000, and $4,000 for Management, Distribution and Service, and Transfer Agent fees, respectively.